UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21422

Trust for Advised Portfolios
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Trust for Advised Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA  91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7395

Date of fiscal year end: September 30, 2023

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

Vote summary

Ziegler Senior Floating Rate Fund

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Ziegler FAMCO Hedged Equity Fund

CONSTELLATION BRANDS, INC.
Security		21036P108			Meeting Type			Annual
Ticker Symbol		STZ			Meeting Date			19-Jul-2022
ISIN		US21036P1084			Agenda			935670706 - Management
Record Date		20-May-2022			Holding Recon Date			20-May-2022
City /	Country	/ United States			Vote Deadline			18-Jul-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	1	Jennifer M. Daniels		For	For		For	For
	2	Jeremy S.G. Fowden		Withheld	For		Against	For
	3	Jose M. Madero Garza		For	For		For	For
	4	Daniel J. McCarthy		For	For		For	For
2.	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending February 28, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, by an advisory vote, the compensation of the Company's named executive officers as disclosed in the Proxy Statement.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	707		0	01-Jul-2022	01-Jul-2022
LINDE PLC
Security		G5494J103			Meeting Type			Annual
Ticker Symbol		LIN			Meeting Date			25-Jul-2022
ISIN		IE00BZ12WP82			Agenda			935660200 - Management
Record Date		28-Apr-2022			Holding Recon Date			28-Apr-2022
City /	Country	/ United Kingdom			Vote Deadline			22-Jul-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Stephen F. Angel		Management	Against	For		Against	For

Comments: F3           Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1b.	Election of Director: Sanjiv Lamba		Management	For	For		For	For
1c.	Election of Director: Prof. DDr. Ann-Kristin Achleitner		Management	For	For		For	For
1d.	Election of Director: Dr. Thomas Enders		Management	For	For		For	For
1e.	Election of Director: Edward G. Galante		Management	For	For		For	For
1f.	Election of Director: Joe Kaeser		Management	For	For		For	For
1g.	Election of Director: Dr. Victoria Ossadnik		Management	For	For		For	For
1h.	Election of Director: Prof. Dr. Martin H. Richenhagen		Management	For	For		For	For
1i.	Election of Director: Alberto Weisser		Management	For	For		For	For
1j.	Election of Director: Robert L. Wood		Management	For	For		For	For
2a.	To ratify, on an advisory and non-binding basis, the appointment of PricewaterhouseCoopers ("PWC") as the independent auditor.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

2b.	To authorize the Board, acting through the Audit Committee, to determine PWC's remuneration.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory and non- binding basis, the compensation of Linde plc's Named Executive Officers, as disclosed in the 2022 Proxy statement.		Management	For	For		For	For
4.
To approve, on an advisory and non-
binding basis, the Directors' Remuneration
Report (excluding the Directors'
Remuneration Policy) as set forth in the
Company's IFRS Annual Report for the
financial year ended December 31, 2021,
as required under Irish law.
			Management	For	For		For	For
5.	To determine the price range at which Linde plc can re-allot shares that it acquires as treasury shares under Irish law.		Management	For	For		For	For
6.	To consider and vote on a shareholder proposal regarding supermajority voting requirements in Linde's Irish Constitution.		Shareholder	For	Against		Against	For

Comments: For the reasons stated below and in accordance with the Egan-Jones' Proxy Guidelines, we believe that the advantages of eliminating supermajority provisions outweigh the benefits of maintaining it as a voting standard. We believe that a simple majority vote will strengthen the Company's corporate governance practice. Contrary to supermajority voting, a simple majority standard will give the shareholders equal and fair representation in the Company by limiting the power of shareholders who own a large stake in the entity, therefore, paving way for a more meaningful voting outcome. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Resolution.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	406		0	06-Jul-2022	06-Jul-2022
TESLA, INC.
Security		88160R101			Meeting Type			Annual
Ticker Symbol		TSLA			Meeting Date			04-Aug-2022
ISIN		US88160R1014			Agenda			935679540 - Management
Record Date		06-Jun-2022			Holding Recon Date			06-Jun-2022
City /	Country	/ United States			Vote Deadline			03-Aug-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Ira Ehrenpreis		Management	For	For		For	For
1.2	Election of Director: Kathleen Wilson- Thompson		Management	For	For		For	For
2.	Tesla proposal for adoption of amendments to certificate of incorporation to reduce director terms to two years.		Management	Against	For		Against	For

Comments: While we recognize the Company's efforts to reduce director terms to two years, we believe that the election of directors is an important means for shareholders to influence corporate governance policies and for the Board to reiterate its commitment to good corporate governance and accountability to shareholders. We prefer that the entire board of a company be elected annually to provide appropriate responsiveness to shareholders. We recommend a vote AGAINST this Proposal.

3.	Tesla proposal for adoption of amendments to certificate of incorporation and bylaws to eliminate applicable supermajority voting requirements.		Management	For	For		For	For
4.	Tesla proposal for adoption of amendments to certificate of incorporation to increase the number of authorized shares of common stock by 4,000,000,000 shares.		Management	For	For		For	For
5.	Tesla proposal to ratify the appointment of independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

6.	Stockholder proposal regarding proxy access.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that because the board of directors serves as the representatives of shareholders, shareholders should have the right to nominate their own representatives. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Stockholder proposal regarding annual reporting on anti-discrimination and harassment efforts.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Stockholder proposal regarding annual reporting on Board diversity.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

9.	Stockholder proposal regarding reporting on employee arbitration.		Shareholder	Against	Against		For	For
10.	Stockholder proposal regarding reporting on lobbying.		Shareholder	Against	Against		For	For
11.	Stockholder proposal regarding adoption of a freedom of association and collective bargaining policy.		Shareholder	Against	Against		For	For
12.	Stockholder proposal regarding additional reporting on child labor.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

13.	Stockholder proposal regarding additional reporting on water risk.		Shareholder	For	Against		Against	For

Comments: We believe that improved transparency and accountability will enhance the Company's commitment to long-term sustainability. In accordance with Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	299		0	27-Jul-2022	27-Jul-2022
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	780		0	27-Jul-2022	27-Jul-2022
NIKE, INC.
Security		654106103			Meeting Type			Annual
Ticker Symbol		NKE			Meeting Date			09-Sep-2022
ISIN		US6541061031			Agenda			935692803 - Management
Record Date		08-Jul-2022			Holding Recon Date			08-Jul-2022
City /	Country	/ United States			Vote Deadline			08-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Class B Director: Alan B. Graf, Jr.		Management	Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Class B Director: Peter B. Henry		Management	For	For		For	For
1c.	Election of Class B Director: Michelle A. Peluso		Management	For	For		For	For
2.	To approve executive compensation by an advisory vote.		Management	For	For		For	For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To approve the amendment of the NIKE, Inc. Employee Stock Purchase Plan to increase authorized shares.		Management	For	For		For	For
5.	To consider a shareholder proposal regarding a policy on China sourcing, if properly presented at the meeting.		Shareholder	Against	Against		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,605		0	31-Aug-2022	31-Aug-2022
TAKE-TWO INTERACTIVE SOFTWARE, INC.
Security		874054109			Meeting Type			Annual
Ticker Symbol		TTWO			Meeting Date			16-Sep-2022
ISIN		US8740541094			Agenda			935695366 - Management
Record Date		25-Jul-2022			Holding Recon Date			25-Jul-2022
City /	Country	/ United States			Vote Deadline			15-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Strauss Zelnick		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1b.	Election of Director: Michael Dornemann		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: J. Moses		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Michael Sheresky		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: LaVerne Srinivasan		Management	For	For		For	For
1f.	Election of Director: Susan Tolson		Management	For	For		For	For
1g.	Election of Director: Paul Viera		Management	For	For		For	For
1h.	Election of Director: Roland Hernandez		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: William "Bing" Gordon		Management	For	For		For	For
1j.	Election of Director: Ellen Siminoff		Management	For	For		For	For
2.	Approval, on a non-binding advisory basis, of the compensation of the Company's "named executive officers" as disclosed in the Proxy Statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	433		0	25-Aug-2022	25-Aug-2022
FEDEX CORPORATION
Security		31428X106			Meeting Type			Annual
Ticker Symbol		FDX			Meeting Date			19-Sep-2022
ISIN		US31428X1063			Agenda			935696306 - Management
Record Date		25-Jul-2022			Holding Recon Date			25-Jul-2022
City /	Country	/ United States			Vote Deadline			16-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: MARVIN R. ELLISON		Management	For	For		For	For
1b.	Election of Director: STEPHEN E. GORMAN		Management	For	For		For	For
1c.	Election of Director: SUSAN PATRICIA GRIFFITH		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: KIMBERLY A. JABAL		Management	For	For		For	For
1e.	Election of Director: AMY B. LANE		Management	For	For		For	For
1f.	Election of Director: R. BRAD MARTIN		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director: NANCY A. NORTON		Management	For	For		For	For
1h.	Election of Director: FREDERICK P. PERPALL		Management	For	For		For	For
1i.	Election of Director: JOSHUA COOPER RAMO		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	Election of Director: SUSAN C. SCHWAB		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director: FREDERICK W. SMITH		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1l.	Election of Director: DAVID P. STEINER		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1m.	Election of Director: RAJESH SUBRAMANIAM		Management	For	For		For	For
1n.	Election of Director: V. JAMES VENA		Management	For	For		For	For
1o.	Election of Director: PAUL S. WALSH		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratify the appointment of Ernst & Young LLP as FedEx's independent registered public accounting firm for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval of amendment to the FedEx Corporation 2019 Omnibus Stock Incentive Plan to increase the number of authorized shares.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Stockholder proposal regarding independent board chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder proposal regarding report on alignment between company values and electioneering contributions.		Shareholder	Against	Against		For	For
7.	Stockholder proposal regarding lobbying activity and expenditure report.		Shareholder	Against	Against		For	For
8.	Stockholder proposal regarding assessing inclusion in the workplace.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise, and experience of its workforce. As such, we believe that the adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the
Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Proposal not applicable		Shareholder	Against	None			For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	625		0	14-Sep-2022	14-Sep-2022
GENERAL MILLS, INC.
Security		370334104			Meeting Type			Annual
Ticker Symbol		GIS			Meeting Date			27-Sep-2022
ISIN		US3703341046			Agenda			935697877 - Management
Record Date		29-Jul-2022			Holding Recon Date			29-Jul-2022
City /	Country	/ United States			Vote Deadline			26-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: R. Kerry Clark		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Director: David M. Cordani		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1c.	Election of Director: C. Kim Goodwin		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: Jeffrey L. Harmening		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Rating of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	Election of Director: Maria G. Henry		Management	For	For		For	For
1f.	Election of Director: Jo Ann Jenkins		Management	For	For		For	For
1g.	Election of Director: Elizabeth C. Lempres		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	Election of Director: Diane L. Neal		Management	For	For		For	For
1i.	Election of Director: Steve Odland		Management	For	For		For	For
1j.	Election of Director: Maria A. Sastre		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director: Eric D. Sprunk		Management	For	For		For	For
1l.	Election of Director: Jorge A. Uribe		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Approval of the 2022 Stock Compensation Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seeks to align CEO pay more closely with the company's performance and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory Vote on Executive Compensation.		Management	For	For		For	For
4.	Ratify Appointment of the Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal - Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal Regarding a Plastic Packaging Report.		Shareholder	Against	Against		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	855		0	12-Sep-2022	12-Sep-2022
CENTENE CORPORATION
Security		15135B101			Meeting Type			Special
Ticker Symbol		CNC			Meeting Date			27-Sep-2022
ISIN		US15135B1017			Agenda			935702870 - Management
Record Date		10-Aug-2022			Holding Recon Date			10-Aug-2022
City /	Country	/ United States			Vote Deadline			26-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	To adopt an amendment to Centene Corporation's Amended and Restated Certificate of Incorporation to declassify the Board of Directors immediately.		Management	For	For		For	For
2.	To adopt an amendment to Centene Corporation's Amended and Restated Certificate of Incorporation to eliminate the prohibition on stockholders calling special meetings.		Management	For	For		For	For
3.	To adopt an amendment to Centene Corporation's Amended and Restated Certificate of Incorporation to grant stockholders the right to act by written consent, subject to certain terms and conditions.		Management	For	For		For	For
4.
To approve the adjournment of the Special
Meeting to a later date or time if necessary
or appropriate, including to solicit additional
proxies in favor of any of Proposals 1, 2 or
3 if there are insufficient votes at the time of
the Special Meeting to approve any such
Proposal.
			Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,279		0	19-Sep-2022	19-Sep-2022
PROLOGIS, INC.
Security		74340W103			Meeting Type			Special
Ticker Symbol		PLD			Meeting Date			28-Sep-2022
ISIN		US74340W1036			Agenda			935697651 - Management
Record Date		29-Jul-2022			Holding Recon Date			29-Jul-2022
City /	Country	/ United States			Vote Deadline			27-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.
To approve the "Prologis common stock
issuance proposal" (as defined in the Proxy
Statement), which involves the issuance of
common stock of Prologis, Inc. in
connection with the merger of Duke Realty
Corporation with and into Compton Merger
Sub LLC, pursuant to which each
outstanding share of Duke Realty
Corporation common stock will be
converted into the right to receive 0.475 of a
newly issued share of Prologis, Inc.
common stock, on the terms and conditions
set forth in the Agreement and Plan of
Merger, dated as of June 11, 2022.
			Management	For	For		For	For
2.
To approve one or more adjournments of
the Prologis, Inc. special meeting to another
date, time or place, if necessary or
appropriate, to solicit additional proxies in
favor of the Prologis common stock
issuance proposal (the "Prologis
adjournment proposal").
			Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	684		0	19-Sep-2022
PROLOGIS, INC.
Security		74340W103			Meeting Type			Special
Ticker Symbol		PLD			Meeting Date			28-Sep-2022
ISIN		US74340W1036			Agenda			935699554 - Management
Record Date		08-Aug-2022			Holding Recon Date			08-Aug-2022
City /	Country	/ United States			Vote Deadline			27-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.
To approve the "Prologis common stock
issuance proposal" (as defined in the Proxy
Statement), which involves the issuance of
common stock of Prologis, Inc. in
connection with the merger of Duke Realty
Corporation with and into Compton Merger
Sub LLC, pursuant to which each
outstanding share of Duke Realty
Corporation common stock will be
converted into the right to receive 0.475 of a
newly issued share of Prologis, Inc.
common stock, on the terms and conditions
set forth in the Agreement and Plan of
Merger, dated as of June 11, 2022.
			Management	For	For		For	For
2.
To approve one or more adjournments of
the Prologis, Inc. special meeting to another
date, time or place, if necessary or
appropriate, to solicit additional proxies in
favor of the Prologis common stock
issuance proposal (the "Prologis
adjournment proposal").
			Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	30		0	19-Sep-2022	19-Sep-2022
THE PROCTER & GAMBLE COMPANY
Security		742718109			Meeting Type			Annual
Ticker Symbol		PG			Meeting Date			11-Oct-2022
ISIN		US7427181091			Agenda			935703149 - Management
Record Date		12-Aug-2022			Holding Recon Date			12-Aug-2022
City /	Country	/ United States			Vote Deadline			10-Oct-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	ELECTION OF DIRECTOR: B. Marc Allen		Management	For	For		For	For
1b.	ELECTION OF DIRECTOR: Angela F. Braly		Management	For	For		For	For
1c.	ELECTION OF DIRECTOR: Amy L. Chang		Management	For	For		For	For
1d.	ELECTION OF DIRECTOR: Joseph Jimenez		Management	For	For		For	For
1e.	ELECTION OF DIRECTOR: Christopher Kempczinski		Management	For	For		For	For
1f.	ELECTION OF DIRECTOR: Debra L. Lee		Management	For	For		For	For
1g.	ELECTION OF DIRECTOR: Terry J. Lundgren		Management	For	For		For	For
1h.	ELECTION OF DIRECTOR: Christine M. McCarthy		Management	For	For		For	For
1i.	ELECTION OF DIRECTOR: Jon R. Moeller		Management	For	For		For	For
1j.	ELECTION OF DIRECTOR: Rajesh Subramaniam		Management	For	For		For	For
1k.	ELECTION OF DIRECTOR: Patricia A. Woertz		Management	For	For		For	For
2.	Ratify Appointment of the Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve the Company's Executive Compensation (the "Say on Pay" vote)		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,934		0	19-Sep-2022	19-Sep-2022
PAYCHEX, INC.
Security		704326107			Meeting Type			Annual
Ticker Symbol		PAYX			Meeting Date			13-Oct-2022
ISIN		US7043261079			Agenda			935704812 - Management
Record Date		15-Aug-2022			Holding Recon Date			15-Aug-2022
City /	Country	/ United States			Vote Deadline			12-Oct-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Martin Mucci		Management	For	For		For	For
1b.	Election of Director: Thomas F. Bonadio		Management	For	For		For	For
1c.	Election of Director: Joseph G. Doody		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: David J.S. Flaschen		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: B. Thomas Golisano		Management	For	For		For	For
1f.	Election of Director: Pamela A. Joseph		Management	For	For		For	For
1g.	Election of Director: Kevin A. Price		Management	For	For		For	For
1h.	Election of Director: Joseph M. Tucci		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Joseph M. Velli		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	Election of Director: Kara Wilson		Management	For	For		For	For
2.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.		Management	For	For		For	For
3.	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP TO SERVE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	878		0	21-Sep-2022	21-Sep-2022
COPART, INC.
Security		217204106			Meeting Type			Special
Ticker Symbol		CPRT			Meeting Date			31-Oct-2022
ISIN		US2172041061			Agenda			935722480 - Management
Record Date		03-Oct-2022			Holding Recon Date			03-Oct-2022
City /	Country	/ United States			Vote Deadline			28-Oct-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.
To approve an amendment and restatement
of Copart, Inc.'s Certificate of Incorporation
to increase the number of shares of our
common stock authorized for issuance from
400,000,000 shares to 1,600,000,000
shares, primarily to facilitate a 2-for-1 split
of the Company's common stock in the form
of a stock dividend (the "Authorized Share
Increase Proposal").
			Management	For	For		For	For
2.	To authorize the adjournment of the special meeting, if necessary, to solicit additional proxies if there are insufficient votes in favor of the Authorized Share Increase Proposal.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	905		0	26-Oct-2022	26-Oct-2022
KLA CORPORATION
Security		482480100			Meeting Type			Annual
Ticker Symbol		KLAC			Meeting Date			02-Nov-2022
ISIN		US4824801009			Agenda			935712681 - Management
Record Date		12-Sep-2022			Holding Recon Date			12-Sep-2022
City /	Country	/ United States			Vote Deadline			01-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve for a one-year term: Robert Calderoni		Management	Against	For		Against	For

Comments: Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.
Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Director to serve for a one-year term: Jeneanne Hanley		Management	For	For		For	For
1c.	Election of Director to serve for a one-year term: Emiko Higashi		Management	For	For		For	For
1d.	Election of Director to serve for a one-year term: Kevin Kennedy		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director to serve for a one-year term: Gary Moore		Management	For	For		For	For
1f.	Election of Director to serve for a one-year term: Marie Myers		Management	For	For		For	For
1g.	Election of Director to serve for a one-year term: Kiran Patel		Management	For	For		For	For
1h.	Election of Director to serve for a one-year term: Victor Peng		Management	For	For		For	For
1i.	Election of Director to serve for a one-year term: Robert Rango		Management	For	For		For	For
1j.	Election of Director to serve for a one-year term: Richard Wallace		Management	For	For		For	For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending June 30, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve on a non-binding, advisory basis our named executive officer compensation.		Management	For	For		For	For
4.	To consider a stockholder proposal requesting our Board to issue a report regarding net zero targets and climate transition planning, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' SRI Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	329		0	12-Oct-2022	12-Oct-2022
FOX CORPORATION
Security		35137L105			Meeting Type			Annual
Ticker Symbol		FOXA			Meeting Date			03-Nov-2022
ISIN		US35137L1052			Agenda			935714039 - Management
Record Date		12-Sep-2022			Holding Recon Date			12-Sep-2022
City /	Country	/ United States			Vote Deadline			02-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	Non Voting agenda		Management	Abstain	None			For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,849		0	26-Oct-2022	26-Oct-2022
LAM RESEARCH CORPORATION
Security		512807108			Meeting Type			Annual
Ticker Symbol		LRCX			Meeting Date			08-Nov-2022
ISIN		US5128071082			Agenda			935711728 - Management
Record Date		09-Sep-2022			Holding Recon Date			09-Sep-2022
City /	Country	/ United States			Vote Deadline			07-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Sohail U. Ahmed		Management	For	For		For	For
1b.	Election of Director: Timothy M. Archer		Management	For	For		For	For
1c.	Election of Director: Eric K. Brandt		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: Michael R. Cannon		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: Bethany J. Mayer		Management	For	For		For	For
1f.	Election of Director: Jyoti K. Mehra		Management	For	For		For	For
1g.	Election of Director: Abhijit Y. Talwalkar		Management	Against	For		Against	For

Comments: Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1h.	Election of Director: Lih Shyng (Rick L.) Tsai		Management	For	For		For	For
1i.	Election of Director: Leslie F. Varon		Management	For	For		For	For
2.	Advisory vote to approve the compensation of the named executive officers of Lam Research, or "Say on Pay."		Management	For	For		For	For
3.	Ratification of the appointment of the independent registered public accounting firm for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	166		0	17-Oct-2022	17-Oct-2022
AUTOMATIC DATA PROCESSING, INC.
Security		053015103			Meeting Type			Annual
Ticker Symbol		ADP			Meeting Date			09-Nov-2022
ISIN		US0530151036			Agenda			935711829 - Management
Record Date		12-Sep-2022			Holding Recon Date			12-Sep-2022
City /	Country	/ United States			Vote Deadline			08-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Peter Bisson		Management	For	For		For	For
1b.	Election of Director: David V. Goeckeler		Management	For	For		For	For
1c.	Election of Director: Linnie M. Haynesworth		Management	For	For		For	For
1d.	Election of Director: John P. Jones		Management	For	For		For	For
1e.	Election of Director: Francine S. Katsoudas		Management	For	For		For	For
1f.	Election of Director: Nazzic S. Keene		Management	For	For		For	For
1g.	Election of Director: Thomas J. Lynch		Management	For	For		For	For
1h.	Election of Director: Scott F. Powers		Management	For	For		For	For
1i.	Election of Director: William J. Ready		Management	For	For		For	For
1j.	Election of Director: Carlos A. Rodriguez		Management	For	For		For	For
1k.	Election of Director: Sandra S. Wijnberg		Management	For	For		For	For
2.	Advisory Vote on Executive Compensation.		Management	For	For		For	For
3.	Ratification of the Appointment of Auditors.		Management	For	For		For	For
4.	Amendment to the Automatic Data Processing, Inc. Employees' Savings-Stock Purchase Plan.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	602		0	26-Oct-2022	26-Oct-2022
CONSTELLATION BRANDS, INC.
Security		21036P108			Meeting Type			Special
Ticker Symbol		STZ			Meeting Date			09-Nov-2022
ISIN		US21036P1084			Agenda			935714990 - Management
Record Date		20-Sep-2022			Holding Recon Date			20-Sep-2022
City /	Country	/ United States			Vote Deadline			08-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	To approve and adopt the Amended and Restated Charter, which will effectuate the Reclassification described in the Proxy Statement.		Management	For	For		For	For
2.
To adjourn the Special Meeting to a later
date or dates, if necessary or appropriate,
to solicit additional proxies if there are
insufficient votes to approve the
Reclassification Proposal at the time of the
Special Meeting.
			Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	707		0	31-Oct-2022	31-Oct-2022
ORACLE CORPORATION
Security		68389X105			Meeting Type			Annual
Ticker Symbol		ORCL			Meeting Date			16-Nov-2022
ISIN		US68389X1054			Agenda			935715182 - Management
Record Date		19-Sep-2022			Holding Recon Date			19-Sep-2022
City /	Country	/ United States			Vote Deadline			15-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Awo Ablo		For	For		For	For
	2	Jeffrey S. Berg		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	3	Michael J. Boskin		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	4	Safra A. Catz		For	For		For	For
	5	Bruce R. Chizen		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	George H. Conrades		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice. Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	7	Lawrence J. Ellison		Withheld	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	8	Rona A. Fairhead		For	For		For	For
	9	Jeffrey O. Henley		For	For		For	For
	10	Renee J. James		For	For		For	For
	11	Charles W. Moorman		Withheld	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	12	Leon E. Panetta		Withheld	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	13	William G. Parrett		For	For		For	For
	14	Naomi O. Seligman		Withheld	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	15	Vishal Sikka		For	For		For	For
2.	Advisory Vote to Approve the Compensation of our Named Executive Officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the Selection of our Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,096		0	03-Nov-2022	03-Nov-2022
THE ESTEE LAUDER COMPANIES INC.
Security		518439104			Meeting Type			Annual
Ticker Symbol		EL			Meeting Date			18-Nov-2022
ISIN		US5184391044			Agenda			935714659 - Management
Record Date		19-Sep-2022			Holding Recon Date			19-Sep-2022
City /	Country	/ United States			Vote Deadline			17-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Class II Director: Ronald S. Lauder		Management	For	For		For	For
1b.	Election of Class II Director: William P. Lauder		Management	Withheld	For		Against	For

Comments: Inside director serving as a member of a Key Board Committee

Egan-Jones' Proxy Guidelines state that key Board committees namely Audit, Compensation and
Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice. Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1c.	Election of Class II Director: Richard D. Parsons		Management	For	For		For	For
1d.	Election of Class II Director: Lynn Forester de Rothschild		Management	For	For		For	For
1e.	Election of Class II Director: Jennifer Tejada		Management	For	For		For	For
1f.	Election of Class II Director: Richard F. Zannino		Management	Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of appointment of PricewaterhouseCoopers LLP as independent auditors for the 2023 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve executive compensation.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	436		0	03-Nov-2022	03-Nov-2022
SYSCO CORPORATION
Security		871829107			Meeting Type			Annual
Ticker Symbol		SYY			Meeting Date			18-Nov-2022
ISIN		US8718291078			Agenda			935717427 - Management
Record Date		19-Sep-2022			Holding Recon Date			19-Sep-2022
City /	Country	/ United States			Vote Deadline			17-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Daniel J. Brutto		Management	For	For		For	For
1b.	Election of Director: Ali Dibadj		Management	For	For		For	For
1c.	Election of Director: Larry C. Glasscock		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance
Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Jill M. Golder		Management	For	For		For	For
1e.	Election of Director: Bradley M. Halverson		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: John M. Hinshaw		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Kevin P. Hourican		Management	For	For		For	For
1h.	Election of Director: Hans-Joachim Koerber		Management	For	For		For	For
1i.	Election of Director: Alison Kenney Paul		Management	For	For		For	For
1j.	Election of Director: Edward D. Shirley		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1k.	Election of Director: Sheila G. Talton		Management	For	For		For	For
2.	To approve, by advisory vote, the compensation paid to Sysco's named executive officers, as disclosed in Sysco's 2022 proxy statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify the appointment of Ernst & Young LLP as Sysco's independent registered public accounting firm for fiscal 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To consider a stockholder proposal, if properly presented at the meeting, related to a third party civil rights audit.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

5.	To consider a stockholder proposal, if properly presented at the meeting, related to third party assessments of supply chain risks.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	To consider a stockholder proposal, if properly presented at the meeting, related to a report on the reduction of plastic packaging use.		Shareholder	Against	None			For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,480		0	07-Nov-2022	07-Nov-2022
COPART, INC.
Security		217204106			Meeting Type			Annual
Ticker Symbol		CPRT			Meeting Date			02-Dec-2022
ISIN		US2172041061			Agenda			935730552 - Management
Record Date		11-Oct-2022			Holding Recon Date			11-Oct-2022
City /	Country	/ United States			Vote Deadline			01-Dec-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Willis J. Johnson		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: A. Jayson Adair		Management	For	For		For	For
1c.	Election of Director: Matt Blunt		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
 Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Steven D. Cohan		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

 Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Daniel J. Englander		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
 Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: James E. Meeks		Management	For	For		For	For
1g.	Election of Director: Thomas N. Tryforos		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
 Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Diane M. Morefield		Management	For	For		For	For
1i.	Election of Director: Stephen Fisher		Management	Against	For		Against	For

Comments: Attending less than 75% of the Aggregate Board and Committee Meetings

Egan-Jones' Proxy Guidelines state that directors, specifically members/Chairmen of any of the key Board committees must actively participate and attend Board and Committee meetings to ensure effective and prudent exercise of their fiduciary duties as directors.

1j.	Election of Director: Cherylyn Harley LeBon		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Carl D. Sparks		Management	For	For		For	For
2.	Advisory (non-binding) stockholder vote on executive compensation (say-on-pay vote).		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending July 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	905		0	14-Nov-2022	14-Nov-2022
CISCO SYSTEMS, INC.
Security		17275R102			Meeting Type			Annual
Ticker Symbol		CSCO			Meeting Date			08-Dec-2022
ISIN		US17275R1023			Agenda			935723216 - Management
Record Date		10-Oct-2022			Holding Recon Date			10-Oct-2022
City /	Country	/ United States			Vote Deadline			07-Dec-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: M. Michele Burns		Management	For	For		For	For
1b.	Election of Director: Wesley G. Bush		Management	For	For		For	For
1c.	Election of Director: Michael D. Capellas		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: Mark Garrett		Management	For	For		For	For
1e.	Election of Director: John D. Harris II		Management	For	For		For	For
1f.	Election of Director: Dr. Kristina M. Johnson		Management	For	For		For	For
1g.	Election of Director: Roderick C. Mcgeary		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Sarah Rae Murphy		Management	For	For		For	For
1i.	Election of Director: Charles H. Robbins		Management	For	For		For	For
1j.	Election of Director: Brenton L. Saunders		Management	For	For		For	For
1k.	Election of Director: Dr. Lisa T. Su		Management	For	For		For	For
1l.	Election of Director: Marianna Tessel		Management	For	For		For	For
2.	Approval, on an advisory basis, of executive compensation.		Management	For	For		For	For
3.	Ratification of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Stockholder Proposal - Approval to have Cisco's Board issue a tax transparency report in consideration of the Global Reporting Initiative's Tax Standard.		Shareholder	Against	Against		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	6,222		0	23-Nov-2022	23-Nov-2022
MEDTRONIC PLC
Security		G5960L103			Meeting Type			Annual
Ticker Symbol		MDT			Meeting Date			08-Dec-2022
ISIN		IE00BTN1Y115			Agenda			935723610 - Management
Record Date		11-Oct-2022			Holding Recon Date			11-Oct-2022
City /	Country	/ United States			Vote Deadline			07-Dec-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to hold office until the 2023 Annual General Meeting: Richard H. Anderson		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director to hold office until the 2023 Annual General Meeting: Craig Arnold		Management	For	For		For	For
1c.	Election of Director to hold office until the 2023 Annual General Meeting: Scott C. Donnelly		Management	For	For		For	For
1d.	Election of Director to hold office until the 2023 Annual General Meeting: Lidia L. Fonseca		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director to hold office until the 2023 Annual General Meeting: Andrea J. Goldsmith, Ph.D.		Management	For	For		For	For
1f.	Election of Director to hold office until the 2023 Annual General Meeting: Randall J. Hogan, III		Management	For	For		For	For
1g.	Election of Director to hold office until the 2023 Annual General Meeting: Kevin E. Lofton		Management	For	For		For	For
1h.	Election of Director to hold office until the 2023 Annual General Meeting: Geoffrey S. Martha		Management	Against	For		Against	For

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1i.	Election of Director to hold office until the 2023 Annual General Meeting: Elizabeth G. Nabel, M.D.		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director to hold office until the 2023 Annual General Meeting: Denise M. O'Leary		Management	For	For		For	For
1k.	Election of Director to hold office until the 2023 Annual General Meeting: Kendall J. Powell		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.
Ratifying, in a non-binding vote, the
appointment of PricewaterhouseCoopers
LLP as the Company's independent auditor
for fiscal year 2023 and authorizing, in a
binding vote, the Board of Directors, acting
through the Audit Committee, to set the
auditor's remuneration.
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

3.	Approving, on an advisory basis, the Company's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Resolution.

4.	Renewing the Board of Directors' authority to issue shares under Irish law.		Management	For	For		For	For
5.	Renewing the Board of Directors' authority to opt out of pre-emption rights under Irish law.		Management	For	For		For	For
6.	Authorizing the Company and any subsidiary of the Company to make overseas market purchases of Medtronic ordinary shares.		Management	Against	For		Against	For

Comments: We believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this Resolution.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,677		0	30-Nov-2022	30-Nov-2022
MICROSOFT CORPORATION
Security		594918104			Meeting Type			Annual
Ticker Symbol		MSFT			Meeting Date			13-Dec-2022
ISIN		US5949181045			Agenda			935722567 - Management
Record Date		12-Oct-2022			Holding Recon Date			12-Oct-2022
City /	Country	/ United States			Vote Deadline			12-Dec-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Reid G. Hoffman		Management	For	For		For	For
1b.	Election of Director: Hugh F. Johnston		Management	For	For		For	For
1c.	Election of Director: Teri L. List		Management	For	For		For	For
1d.	Election of Director: Satya Nadella		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	Election of Director: Sandra E. Peterson		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Penny S. Pritzker		Management	For	For		For	For
1g.	Election of Director: Carlos A. Rodriguez		Management	For	For		For	For
1h.	Election of Director: Charles W. Scharf		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: John W. Stanton		Management	For	For		For	For
1j.	Election of Director: John W. Thompson		Management	For	For		For	For
1k.	Election of Director: Emma N. Walmsley		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director: Padmasree Warrior		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory vote to approve named executive officer compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the Selection of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder Proposal - Cost/Benefit Analysis of Diversity and Inclusion		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

5.	Shareholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal - Report on Investment of Retirement Funds in Companies Contributing to Climate Change		Shareholder	Against	Against		For	For
7.	Shareholder Proposal - Report on Government Use of Microsoft Technology		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Shareholder Proposal - Report on Development of Products for Military		Shareholder	Against	Against		For	For
9.	Shareholder Proposal - Report on Tax Transparency		Shareholder	Against	Against		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	515		0	05-Dec-2022	05-Dec-2022
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	7,340		0	05-Dec-2022	05-Dec-2022
FACTSET RESEARCH SYSTEMS INC.
Security		303075105			Meeting Type			Annual
Ticker Symbol		FDS			Meeting Date			15-Dec-2022
ISIN		US3030751057			Agenda			935726161 - Management
Record Date		21-Oct-2022			Holding Recon Date			21-Oct-2022
City /	Country	/ United States			Vote Deadline			14-Dec-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve a three-year term expiring in 2025: James J. McGonigle		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Director to serve a three-year term expiring in 2025: F. Philip Snow		Management	For	For		For	For
1c.	Election of Director to serve a three-year term expiring in 2025: Maria Teresa Tejada		Management	For	For		For	For
2.	To ratify the appointment of the accounting firm of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending August 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To vote on a non-binding advisory resolution to approve the compensation of our named executive officers.		Management	For	For		For	For
4.	To approve an amendment to the Certificate of Incorporation to declassify the Board of Directors, including procedures relating to Board composition.		Management	For	For		For	For
5.	To approve an amendment to the Certificate of Incorporation to remove certain business combination restrictions.		Management	For	For		For	For
6.	To approve an amendment to the Certificate of Incorporation to add a Delaware forum selection provision.		Management	For	For		For	For
7.	To approve an amendment to the Certificate of Incorporation to add a federal forum selection provision.		Management	For	For		For	For
8.	To approve an amendment to the Certificate of Incorporation to remove a creditor compromise provision.		Management	For	For		For	For
9.	To approve amendment and restatement of the Certificate of Incorporation to clarify, streamline and modernize the Certificate of Incorporation.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	186		0	07-Dec-2022	07-Dec-2022
MICRON TECHNOLOGY, INC.
Security		595112103			Meeting Type			Annual
Ticker Symbol		MU			Meeting Date			12-Jan-2023
ISIN		US5951121038			Agenda			935742177 - Management
Record Date		14-Nov-2022			Holding Recon Date			14-Nov-2022
City /	Country	/ United States			Vote Deadline			11-Jan-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	ELECTION OF DIRECTOR: Richard M. Beyer		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19  Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1b.	ELECTION OF DIRECTOR: Lynn A. Dugle		Management	For	For		For	For
1c.	ELECTION OF DIRECTOR: Steven J. Gomo		Management	For	For		For	For
1d.	ELECTION OF DIRECTOR: Linnie M. Haynesworth		Management	For	For		For	For
1e.	ELECTION OF DIRECTOR: Mary Pat McCarthy		Management	For	For		For	For
1f.	ELECTION OF DIRECTOR: Sanjay Mehrotra		Management	For	For		For	For
1g.	ELECTION OF DIRECTOR: Robert E. Switz		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19  Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	ELECTION OF DIRECTOR: MaryAnn Wright		Management	Against	For		Against	For

Comments: F19  Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	PROPOSAL BY THE COMPANY TO APPROVE A NON-BINDING RESOLUTION TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PROXY STATEMENT.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	PROPOSAL BY THE COMPANY TO APPROVE OUR AMENDED AND RESTATED 2007 EQUITY INCENTIVE PLAN TO INCREASE THE SHARES RESERVED FOR ISSUANCE THERUNDER BY 50 MILLION AS DESCRIBED IN THE PROXY STATEMENT.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	PROPOSAL BY THE COMPANY TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING AUGUST 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,395		0	29-Dec-2022	29-Dec-2022
LINDE PLC
Security		G5494J103			Meeting Type			Special
Ticker Symbol		LIN			Meeting Date			18-Jan-2023
ISIN		IE00BZ12WP82			Agenda			935750819 - Management
Record Date		08-Dec-2022			Holding Recon Date			08-Dec-2022
City /	Country	/ United Kingdom			Vote Deadline			17-Jan-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.
To approve, subject to the approval by the
requisite majorities at the Court Meeting,
the scheme of arrangement that is included
in Linde's Proxy Statement, referred to as
the "Scheme" or "Scheme of Arrangement,"
in its original form or with or subject to any
modification, addition or condition approved
or imposed by the Irish High Court.
			Management	For	For		For	For
2.
To approve, subject to the Scheme
becoming effective, an amendment to the
articles of association of Linde, which are
part of the Linde constitution, referred to as
the "Articles," in respect of certain
mechanics to effect the Scheme as set forth
in Linde's Proxy Statement.
			Management	For	For		For	For
3.
To approve the Common Draft Terms of
Merger dated December 2, 2022 between
Linde and New Linde, that are included in
Linde's Proxy Statement, whereupon and
assuming the other conditions to the merger
are satisfied, Linde would be merged with
and into New Linde, with New Linde
surviving the merger, and the directors of
Linde be authorized to take all steps
necessary or appropriate to execute and
carry the merger into effect.
			Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	498		0	27-Dec-2022	27-Dec-2022
LINDE PLC
Security		G5494J111			Meeting Type			Special
Ticker Symbol					Meeting Date			18-Jan-2023
ISIN					Agenda			935750821 - Management
Record Date		08-Dec-2022			Holding Recon Date			08-Dec-2022
City /	Country	/ United Kingdom			Vote Deadline			17-Jan-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.
To approve the Scheme of Arrangement
under Irish Law between Linde plc and the
Scheme Shareholders, in its original form or
with or subject to any modification(s),
addition(s) or condition(s) approved or
imposed by the Irish High Court.
			Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	498		0	13-Jan-2023	13-Jan-2023
INTUIT INC.
Security		461202103			Meeting Type			Annual
Ticker Symbol		INTU			Meeting Date			19-Jan-2023
ISIN		US4612021034			Agenda			935744006 - Management
Record Date		21-Nov-2022			Holding Recon Date			21-Nov-2022
City /	Country	/ United States			Vote Deadline			18-Jan-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Eve Burton		Management	For	For		For	For
1b.	Election of Director: Scott D. Cook		Management	For	For		For	For
1c.	Election of Director: Richard L. Dalzell		Management	For	For		For	For
1d.	Election of Director: Sasan K. Goodarzi		Management	For	For		For	For
1e.	Election of Director: Deborah Liu		Management	For	For		For	For
1f.	Election of Director: Tekedra Mawakana		Management	For	For		For	For
1g.	Election of Director: Suzanne Nora Johnson		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1h.	Election of Director: Thomas Szkutak		Management	For	For		For	For
1i.	Election of Director: Raul Vazquez		Management	For	For		For	For
2.	Advisory vote to approve Intuit's executive compensation (say-on-pay)		Management	For	For		For	For
3.	Ratification of the selection of Ernst & Young LLP as Intuit's independent registered public accounting firm for the fiscal year ending July 31, 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval of the Amended and Restated Employee Stock Purchase Plan to increase the share reserve by an additional 2,000,000 shares		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	399		0	03-Jan-2023	03-Jan-2023
COSTCO WHOLESALE CORPORATION
Security		22160K105			Meeting Type			Annual
Ticker Symbol		COST			Meeting Date			19-Jan-2023
ISIN		US22160K1051			Agenda			935745933 - Management
Record Date		11-Nov-2022			Holding Recon Date			11-Nov-2022
City /	Country	/ United States			Vote Deadline			18-Jan-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Susan L. Decker		Management	For	For		For	For
1b.	Election of Director: Kenneth D. Denman		Management	For	For		For	For
1c.	Election of Director: Richard A. Galanti		Management	For	For		For	For
1d.	Election of Director: Hamilton E. James		Management	For	For		For	For
1e.	Election of Director: W. Craig Jelinek		Management	For	For		For	For
1f.	Election of Director: Sally Jewell		Management	For	For		For	For
1g.	Election of Director: Charles T. Munger		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Jeffrey S. Raikes		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: John W. Stanton		Management	For	For		For	For
1j.	Election of Director: Ron M. Vachris		Management	For	For		For	For
1k.	Election of Director: Maggie Wilderotter		Management	For	For		For	For
2.	Ratification of selection of independent auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, on an advisory basis, of executive compensation.		Management	For	For		For	For
4.	Approval, on an advisory basis, of frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
5.	Shareholder proposal regarding report on risks of state policies restricting reproductive rights.		Shareholder	Against	Against		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	137		0	05-Jan-2023	05-Jan-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	340		0	05-Jan-2023	05-Jan-2023
VISA INC.
Security		92826C839			Meeting Type			Annual
Ticker Symbol		V			Meeting Date			24-Jan-2023
ISIN		US92826C8394			Agenda			935745779 - Management
Record Date		25-Nov-2022			Holding Recon Date			25-Nov-2022
City /	Country	/ United States			Vote Deadline			23-Jan-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Lloyd A. Carney		Management	For	For		For	For
1b.	Election of Director: Kermit R. Crawford		Management	For	For		For	For
1c.	Election of Director: Francisco Javier Fernández-Carbajal		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Alfred F. Kelly, Jr.		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	Election of Director: Ramon Laguarta		Management	For	For		For	For
1f.	Election of Director: Teri L. List		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: John F. Lundgren		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Denise M. Morrison		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Linda J. Rendle		Management	For	For		For	For
1j.	Election of Director: Maynard G. Webb, Jr.		Management	For	For		For	For
2.	To approve, on an advisory basis, the compensation paid to our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To hold an advisory vote on the frequency of future advisory votes to approve executive compensation.		Management	1 Year	1 Year		For	For
4.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	To vote on a stockholder proposal requesting an independent board chair policy.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,001		0	10-Jan-2023	10-Jan-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,360		0	10-Jan-2023	10-Jan-2023
BECTON, DICKINSON AND COMPANY
Security		075887109			Meeting Type			Annual
Ticker Symbol		BDX			Meeting Date			24-Jan-2023
ISIN		US0758871091			Agenda			935749789 - Management
Record Date		05-Dec-2022			Holding Recon Date			05-Dec-2022
City /	Country	/ United States			Vote Deadline			23-Jan-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: William M. Brown		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1B.	Election of Director: Catherine M. Burzik		Management	For	For		For	For
1C.	Election of Director: Carrie L. Byington		Management	For	For		For	For
1D.	Election of Director: R Andrew Eckert		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1E.	Election of Director: Claire M. Fraser		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1F.	Election of Director: Jeffrey W. Henderson		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1G.	Election of Director: Christopher Jones		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Marshall O. Larsen		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
Member of the Compensation Committee and Compensation Score of Some Concerns or Needs Attention
and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1I.	Election of Director: Thomas E. Polen		Management	Against	For		Against	For

Comments: Combined CEO and Board Chair Positions and the Company Earns a Board Score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1J.	Election of Director: Timothy M. Ring		Management	For	For		For	For
1K.	Election of Director: Bertram L. Scott		Management	For	For		For	For
2.	Ratification of the selection of the independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote to approve the frequency of named executive officer compensation advisory votes.		Management	1 Year	1 Year		For	For
5.	Approval of amendments to the 2004 Employee and Director Equity-Based Compensation Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seeks to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	A shareholder proposal to require prior shareholder approval of certain termination payments, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	726		0	09-Jan-2023	09-Jan-2023
AIR PRODUCTS AND CHEMICALS, INC.
Security		009158106			Meeting Type			Annual
Ticker Symbol		APD			Meeting Date			26-Jan-2023
ISIN		US0091581068			Agenda			935746365 - Management
Record Date		30-Nov-2022			Holding Recon Date			30-Nov-2022
City /	Country	/ United States			Vote Deadline			25-Jan-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Tonit M. Calaway		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Charles Cogut		Management	For	For		For	For
1c.	Election of Director: Lisa A. Davis		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Seifollah Ghasemi		Management	For	For		For	For
1e.	Election of Director: David H.Y. Ho		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Edward L. Monser		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Matthew H. Paull		Management	For	For		For	For
1h.	Election of Director: Wayne T. Smith		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory vote approving the compensation of the Company's executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote on the frequency of future advisory votes on executive officer compensation.		Management	1 Year	1 Year		For	For
4.	Ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	386		0	10-Jan-2023	10-Jan-2023
ACCENTURE PLC
Security		G1151C101			Meeting Type			Annual
Ticker Symbol		ACN			Meeting Date			01-Feb-2023
ISIN		IE00B4BNMY34			Agenda			935750174 - Management
Record Date		06-Dec-2022			Holding Recon Date			06-Dec-2022
City /	Country	/ United States			Vote Deadline			31-Jan-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Appointment of Director: Jaime Ardila		Management	For	For		For	For
1b.	Appointment of Director: Nancy McKinstry		Management	For	For		For	For
1c.	Appointment of Director: Beth E. Mooney		Management	For	For		For	For
1d.	Appointment of Director: Gilles C. Pélisson		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Appointment of Director: Paula A. Price		Management	For	For		For	For
1f.	Appointment of Director: Venkata (Murthy) Renduchintala		Management	For	For		For	For
1g.	Appointment of Director: Arun Sarin		Management	For	For		For	For
1h.	Appointment of Director: Julie Sweet		Management	For	For		For	For
1i.	Appointment of Director: Tracey T. Travis		Management	For	For		For	For
2.	To approve, in a non-binding vote, the compensation of our named executive officers.		Management	For	For		For	For
3.	To approve, in a non-binding vote, the frequency of future non-binding votes to approve the compensation of our named executive officers.		Management	1 Year	1 Year		For	For
4.
To ratify, in a non-binding vote, the
appointment of KPMG LLP ("KPMG") as
independent auditor of Accenture and to
authorize, in a binding vote, the Audit
Committee of the Board of Directors to
determine KPMG's remuneration.
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	To grant the Board of Directors the authority to issue shares under Irish law.		Management	For	For		For	For
6.	To grant the Board of Directors the authority to opt-out of pre-emption rights under Irish law.		Management	For	For		For	For
7.	To determine the price range at which Accenture can re-allot shares that it acquires as treasury shares under Irish law.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	555		0	17-Jan-2023	17-Jan-2023
EMERSON ELECTRIC CO.
Security		291011104			Meeting Type			Annual
Ticker Symbol		EMR			Meeting Date			07-Feb-2023
ISIN		US2910111044			Agenda			935748600 - Management
Record Date		29-Nov-2022			Holding Recon Date			29-Nov-2022
City /	Country	/ United States			Vote Deadline			06-Feb-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	ELECTION OF DIRECTOR FOR TERMS ENDING IN 2026: Martin S. Craighead		Management	For	For		For	For
1b.	ELECTION OF DIRECTOR FOR TERMS ENDING IN 2026: Gloria A. Flach		Management	For	For		For	For
1c.	ELECTION OF DIRECTOR FOR TERMS ENDING IN 2026: Matthew S. Levatich		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of KPMG LLP as Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, by non-binding advisory vote, of Emerson Electric Co. executive compensation.		Management	For	For		For	For
4.	Advisory vote on frequency of future shareholder advisory approval of the Company's executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,199		0	19-Jan-2023	19-Jan-2023
THE WALT DISNEY COMPANY
Security		254687106			Meeting Type			Contested-Annual
Ticker Symbol		DIS			Meeting Date			09-Feb-2023
ISIN		US2546871060			Agenda			935763816 - Opposition
Record Date		23-Jan-2023			Holding Recon Date			23-Jan-2023
City /	Country	/ United States			Vote Deadline			08-Feb-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a	TRIAN RECOMMENDED NOMINEE: Nelson Peltz		Management	Withheld	For		Against	None
1b	OPPOSED COMPANY NOMINEE: Michael B.G. Froman		Management	Withheld	Withheld		*	None
1c	ACCEPTABLE COMPANY NOMINEE: Mary T. Barra		Management	Withheld	Withheld		*	None
1d	ACCEPTABLE COMPANY NOMINEE: Safra A. Catz		Management	Withheld	Withheld		*	None
1e	ACCEPTABLE COMPANY NOMINEE: Amy L. Chang		Management	Withheld	Withheld		*	None
1f	ACCEPTABLE COMPANY NOMINEE: Francis A. deSouza		Management	Withheld	Withheld		*	None
1g	ACCEPTABLE COMPANY NOMINEE: Carolyn N. Everson		Management	Withheld	Withheld		*	None
1h	ACCEPTABLE COMPANY NOMINEE: Robert A. Iger		Management	Withheld	Withheld		*	None
1i	ACCEPTABLE COMPANY NOMINEE: Maria Elena Lagomasino		Management	Withheld	Withheld		*	None
1j	ACCEPTABLE COMPANY NOMINEE: Calvin R. McDonald		Management	Withheld	Withheld		*	None
1k	ACCEPTABLE COMPANY NOMINEE: Mark G. Parker		Management	Withheld	Withheld		*	None
1l	ACCEPTABLE COMPANY NOMINEE: Derica W. Rice		Management	Withheld	Withheld		*	None
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL 2023.		Management	Abstain	None			None
3	CONSIDERATION OF AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.		Management	Abstain	None			None
4	CONSIDERATION OF AN ADVISORY VOTE ON THE FREQUENCY OF VOTES ON EXECUTIVE COMPENSATION.		Management	Abstain	None			None
5	Shareholder Proposal requesting a business operations report.		Shareholder	Abstain	None			None
6	Shareholder Proposal requesting charitable contributions disclosure.		Shareholder	Abstain	None			None
7	Shareholder Proposal requesting a political expenditures report.		Shareholder	Abstain	None			None
8	Trian's proposal to repeal certain bylaws.		Management	For	For		For	None

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	329		0	10-Feb-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,630		0	10-Feb-2023
DEERE & COMPANY
Security		244199105			Meeting Type			Annual
Ticker Symbol		DE			Meeting Date			22-Feb-2023
ISIN		US2441991054			Agenda			935755009 - Management
Record Date		27-Dec-2022			Holding Recon Date			27-Dec-2022
City /	Country	/ United States			Vote Deadline			21-Feb-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Leanne G. Caret		Management	For	For		For	For
1b.	Election of Director: Tamra A. Erwin		Management	For	For		For	For
1c.	Election of Director: Alan C. Heuberger		Management	For	For		For	For
1d.	Election of Director: Charles O. Holliday, Jr.		Management	For	For		For	For
1e.	Election of Director: Michael O. Johanns		Management	For	For		For	For
1f.	Election of Director: Clayton M. Jones		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director: John C. May		Management	For	For		For	For
1h.	Election of Director: Gregory R. Page		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Sherry M. Smith		Management	For	For		For	For
1j.	Election of Director: Dmitri L. Stockton		Management	For	For		For	For
1k.	Election of Director: Sheila G. Talton		Management	For	For		For	For
2.	Advisory vote to approve executive compensation("say-on-pay").		Management	For	For		For	For
3.	Advisory vote on the frequency of future say-on-pay votes.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Deloitte & Touche LLP as Deere's independent registered public accounting firm for fiscal 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder proposal regarding termination pay.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer a competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	240		0	06-Feb-2023	06-Feb-2023
QUALCOMM INCORPORATED
Security		747525103			Meeting Type			Annual
Ticker Symbol		QCOM			Meeting Date			08-Mar-2023
ISIN		US7475251036			Agenda			935757281 - Management
Record Date		09-Jan-2023			Holding Recon Date			09-Jan-2023
City /	Country	/ United States			Vote Deadline			07-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to hold office until the next annual meeting of stockholders: Sylvia Acevedo		Management	For	For		For	For
1b.	Election of Director to hold office until the next annual meeting of stockholders: Cristiano R. Amon		Management	For	For		For	For
1c.	Election of Director to hold office until the next annual meeting of stockholders: Mark Fields		Management	For	For		For	For
1d.	Election of Director to hold office until the next annual meeting of stockholders: Jeffrey W. Henderson		Management	For	For		For	For
1e.	Election of Director to hold office until the next annual meeting of stockholders: Gregory N. Johnson		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	Election of Director to hold office until the next annual meeting of stockholders: Ann M. Livermore		Management	For	For		For	For
1g.	Election of Director to hold office until the next annual meeting of stockholders: Mark D. McLaughlin		Management	For	For		For	For
1h.	Election of Director to hold office until the next annual meeting of stockholders: Jamie S. Miller		Management	For	For		For	For
1i.	Election of Director to hold office until the next annual meeting of stockholders: Irene B. Rosenfeld		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1j.	Election of Director to hold office until the next annual meeting of stockholders: Kornelis (Neil) Smit		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director to hold office until the next annual meeting of stockholders: Jean- Pascal Tricoire		Management	For	For		For	For
1l.	Election of Director to hold office until the next annual meeting of stockholders: Anthony J. Vinciquerra		Management	For	For		For	For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 24, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval of the QUALCOMM Incorporated 2023 Long-Term Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval, on an advisory basis, of the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	970		0	23-Feb-2023	23-Feb-2023
ANALOG DEVICES, INC.
Security		032654105			Meeting Type			Annual
Ticker Symbol		ADI			Meeting Date			08-Mar-2023
ISIN		US0326541051			Agenda			935758740 - Management
Record Date		03-Jan-2023			Holding Recon Date			03-Jan-2023
City /	Country	/ United States			Vote Deadline			07-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Vincent Roche		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: James A. Champy		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: André Andonian		Management	For	For		For	For
1d.	Election of Director: Anantha P. Chandrakasan		Management	For	For		For	For
1e.	Election of Director: Edward H. Frank		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Laurie H. Glimcher		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Karen M. Golz		Management	For	For		For	For
1h.	Election of Director: Mercedes Johnson		Management	For	For		For	For
1i.	Election of Director: Kenton J. Sicchitano		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	Election of Director: Ray Stata		Management	For	For		For	For
1k.	Election of Director: Susie Wee		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory vote to approve the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote on the frequency of future advisory votes on the compensation of our named executive officers.		Management	1 Year	1 Year		For	For
4.	Ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	636		0	16-Feb-2023	16-Feb-2023
JOHNSON CONTROLS INTERNATIONAL PLC
Security		G51502105			Meeting Type			Annual
Ticker Symbol		JCI			Meeting Date			08-Mar-2023
ISIN		IE00BY7QL619			Agenda			935759590 - Management
Record Date		05-Jan-2023			Holding Recon Date			05-Jan-2023
City /	Country	/ United States			Vote Deadline			07-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: Jean Blackwell		Management	For	For		For	For
1b.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: Pierre Cohade		Management	For	For		For	For
1c.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: Michael E. Daniels		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: W. Roy Dunbar		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: Gretchen R. Haggerty		Management	For	For		For	For
1f.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: Ayesha Khanna		Management	For	For		For	For
1g.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: Simone Menne		Management	For	For		For	For
1h.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: George R. Oliver		Management	For	For		For	For
1i.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: Jürgen Tinggren		Management	For	For		For	For
1j.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: Mark Vergnano		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director for a period of one year, expiring at the end of the Company's Annual General Meeting in 2024: John D. Young		Management	For	For		For	For
2.a	To ratify the appointment of PricewaterhouseCoopers LLP as the independent auditors of the Company.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

2.b	To authorize the Audit Committee of the Board of Directors to set the auditors' remuneration.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To authorize the Company and/or any subsidiary of the Company to make market purchases of Company shares.		Management	Against	For		Against	For

Comments: We note, however, that in absence of the purpose of the proposed share repurchase, we believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this
Resolution.

4.	To determine the price range at which the Company can re-allot shares that it holds as treasury shares (Special Resolution).		Management	For	For		For	For
5.	To approve, in a non-binding advisory vote, the compensation of the named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

6.	To approve, in a non-binding advisory vote, the frequency of the non-binding advisory vote on the compensation of the named executive officers.		Management	1 Year	1 Year		For	For
7.	To approve the Directors' authority to allot shares up to approximately 20% of issued share capital.		Management	For	For		For	For
8.	To approve the waiver of statutory preemption rights with respect to up to 5% of the issued share capital (Special Resolution).		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	3,150		0	27-Feb-2023	27-Feb-2023
APPLIED MATERIALS, INC.
Security		038222105			Meeting Type			Annual
Ticker Symbol		AMAT			Meeting Date			09-Mar-2023
ISIN		US0382221051			Agenda			935760858 - Management
Record Date		11-Jan-2023			Holding Recon Date			11-Jan-2023
City /	Country	/ United States			Vote Deadline			08-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Rani Borkar		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Judy Bruner		Management	For	For		For	For
1c.	Election of Director: Xun (Eric) Chen		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Aart J. de Geus		Management	For	For		For	For
1e.	Election of Director: Gary E. Dickerson		Management	For	For		For	For
1f.	Election of Director: Thomas J. Iannotti		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Alexander A. Karsner		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Kevin P. March		Management	For	For		For	For
1i.	Election of Director: Yvonne McGill		Management	For	For		For	For
1j.	Election of Director: Scott A. McGregor		Management	For	For		For	For
2.	Approval, on an advisory basis, of the compensation of Applied Materials' named executive officers for fiscal year 2022.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval, on an advisory basis, of the frequency of holding an advisory vote on executive compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of KPMG LLP as Applied Materials' independent registered public accounting firm for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder proposal to amend the appropriate company governing documents to give the owners of a combined 10% of our outstanding common stock the power to call a special shareholder meeting.		Shareholder	For	Against		Against	For

Comments: We do not believe it is appropriate to enable holders of at least 10% or more of the common stock to have an unlimited ability to call special meetings for any purpose at any time. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR  this Proposal.

6.	Shareholder proposal to improve the executive compensation program and policy to include the CEO pay ratio factor.		Shareholder	For	Against		Against	For

Comments: We believe that CEO-to-worker pay ratio is material to shareholders as this would provide a valuable additional metric for evaluating and voting on executive compensation practices and Say-on-Pay proxy proposals. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	842		0	23-Feb-2023	23-Feb-2023
APPLE INC.
Security		037833100			Meeting Type			Annual
Ticker Symbol		AAPL			Meeting Date			10-Mar-2023
ISIN		US0378331005			Agenda			935757700 - Management
Record Date		09-Jan-2023			Holding Recon Date			09-Jan-2023
City /	Country	/ United States			Vote Deadline			09-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a	Election of Director: James Bell		Management	For	For		For	For
1b	Election of Director: Tim Cook		Management	For	For		For	For
1c	Election of Director: Al Gore		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d	Election of Director: Alex Gorsky		Management	For	For		For	For
1e	Election of Director: Andrea Jung		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f	Election of Director: Art Levinson		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1g	Election of Director: Monica Lozano		Management	For	For		For	For
1h	Election of Director: Ron Sugar		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i	Election of Director: Sue Wagner		Management	For	For		For	For
2.	Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for fiscal 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve executive compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote on the frequency of advisory votes on executive compensation		Management	1 Year	1 Year		For	For
5.	A shareholder proposal entitled "Civil Rights and Non-Discrimination Audit Proposal"		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity in the community it serves. As such, we believe that adoption of this proposal is in the best interests of the
Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	A shareholder proposal entitled "Communist China Audit"		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

7.	A shareholder proposal on Board policy for communication with shareholder proponents		Shareholder	Against	Against		For	For
8.	A shareholder proposal entitled "Racial and Gender Pay Gaps"		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender and race in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones Guidelines, we recommend a vote FOR this Proposal.

9.	A shareholder proposal entitled "Shareholder Proxy Access Amendments"		Shareholder	For	Against		Against	For

Comments: We believe that adopting a proxy access bylaw in accordance to the shareholder proposal is in the best interests of the Company and its shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,609		0	01-Mar-2023	01-Mar-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	14,080		0	01-Mar-2023	01-Mar-2023
AGILENT TECHNOLOGIES, INC.
Security		00846U101			Meeting Type			Annual
Ticker Symbol		A			Meeting Date			15-Mar-2023
ISIN		US00846U1016			Agenda			935762218 - Management
Record Date		24-Jan-2023			Holding Recon Date			24-Jan-2023
City /	Country	/ United States			Vote Deadline			14-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director for a three-year term: Heidi K. Kunz		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.2	Election of Director for a three-year term: Susan H. Rataj		Management	For	For		For	For
1.3	Election of Director for a three-year term: George A. Scangos, Ph.D.		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.4	Election of Director for a three-year term: Dow R. Wilson		Management	For	For		For	For
2.	To approve, on a non-binding advisory basis, the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify the Audit and Finance Committee's appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To approve amendments to the Certificate of Incorporation to create a new stockholder right to call a special meeting.		Management	Against	For		Against	For

Comments: We do not believe it is appropriate to enable holders of 20% of the common stock to have an unlimited ability to call special meetings for any purpose at any time. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

5.	An advisory vote on the frequency of the stockholder vote to approve the compensation of our named executive officers.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	622		0	02-Mar-2023	02-Mar-2023
STARBUCKS CORPORATION
Security		855244109			Meeting Type			Annual
Ticker Symbol		SBUX			Meeting Date			23-Mar-2023
ISIN		US8552441094			Agenda			935762193 - Management
Record Date		13-Jan-2023			Holding Recon Date			13-Jan-2023
City /	Country	/ United States			Vote Deadline			22-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Richard E. Allison, Jr.		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Andrew Campion		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Beth Ford		Management	For	For		For	For
1d.	Election of Director: Mellody Hobson		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	Election of Director: Jørgen Vig Knudstorp		Management	For	For		For	For
1f.	Election of Director: Satya Nadella		Management	For	For		For	For
1g.	Election of Director: Laxman Narasimhan		Management	For	For		For	For
1h.	Election of Director: Howard Schultz		Management	For	For		For	For
2.	Approval, on a nonbinding basis, of the compensation paid to our named executive officers		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval, on a nonbinding basis, of the frequency of future advisory votes on executive compensation		Management	1 Year	1 Year		For	For
4.	Ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Report on Plant-Based Milk Pricing		Shareholder	Against	Against		For	For

Comments: We do not believe that producing the requested report would be in the best interests of the
Company and its stockholders. As such, in accordance with Egan-Jones Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	CEO Succession Planning Policy Amendment		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will enable to expand and formalize CEO succession in order to recruit the best candidate who is fit to the role. As such, we recommend a vote FOR this
Proposal.

7.	Annual Reports on Company Operations in China		Shareholder	For	Against		Against	For

Comments: Investors favor policies and practices that protect and enhance the value of their investments.
There is increasing recognition that company risks related to human rights violations, such as litigation, reputational damage, and production disruptions, can adversely affect shareholder value. To manage such risks effectively, companies must assess the risks posed by human rights practices in their operations and supply chain, as well as by the use of their products. As such, we recommend a vote FOR this Proposal.

8.	Assessment of Worker Rights Commitments		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

9.	Creation of Board Committee on Corporate Sustainability		Shareholder	For	Against		Against	For

Comments: We believe that approval of this proposal will strengthen the Company's commitment to sustainability. After evaluating the details pursuant to the shareholder proposal and in accordance with the
Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,144		0	15-Mar-2023	15-Mar-2023
BROADCOM INC
Security		11135F101			Meeting Type			Annual
Ticker Symbol		AVGO			Meeting Date			03-Apr-2023
ISIN		US11135F1012			Agenda			935766189 - Management
Record Date		06-Feb-2023			Holding Recon Date			06-Feb-2023
City /	Country	/ United States			Vote Deadline			31-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Diane M. Bryant		Management	Against	For		Against	For

Comments: F19  Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1b.	Election of Director: Gayla J. Delly		Management	For	For		For	For
1c.	Election of Director: Raul J. Fernandez		Management	For	For		For	For
1d.	Election of Director: Eddy W. Hartenstein		Management	Against	For		Against	For

Comments: F19  Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: Check Kian Low		Management	Against	For		Against	For

Comments: F19  Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	Election of Director: Justine F. Page		Management	For	For		For	For
1g.	Election of Director: Henry Samueli		Management	For	For		For	For
1h.	Election of Director: Hock E. Tan		Management	For	For		For	For
1i.	Election of Director: Harry L. You		Management	Against	For		Against	For

Comments: F19  Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of the appointment of Pricewaterhouse Coopers LLP as the independent registered public accounting firm of Broadcom for the fiscal year ending October 29, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approve an amendment and restatement of the 2012 Stock Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote to approve the named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Advisory vote on the frequency of the advisory vote on named executive officer compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	356		0	22-Mar-2023	22-Mar-2023
THE WALT DISNEY COMPANY
Security		254687106			Meeting Type			Annual
Ticker Symbol		DIS			Meeting Date			03-Apr-2023
ISIN		US2546871060			Agenda			935766595 - Management
Record Date		08-Feb-2023			Holding Recon Date			08-Feb-2023
City /	Country	/ United States			Vote Deadline			31-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Mary T. Barra		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Safra A. Catz		Management	For	For		For	For
1c.	Election of Director: Amy L. Chang		Management	For	For		For	For
1d.	Election of Director: Francis A. deSouza		Management	For	For		For	For
1e.	Election of Director: Carolyn N. Everson		Management	For	For		For	For
1f.	Election of Director: Michael B.G. Froman		Management	For	For		For	For
1g.	Election of Director: Robert A. Iger		Management	For	For		For	For
1h.	Election of Director: Maria Elena Lagomasino		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Calvin R. McDonald		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Mark G. Parker		Management	For	For		For	For
1k.	Election of Director: Derica W. Rice		Management	For	For		For	For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Consideration of an advisory vote to approve executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Consideration of an advisory vote on the frequency of advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
5.	Shareholder proposal, if properly presented at the meeting, requesting a report on operations related to China.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

6.	Shareholder proposal, if properly presented at the meeting, requesting charitable contributions disclosure.		Shareholder	Against	Against		For	For

Comments: We believe that the Company carefully evaluates and reviews the Company's charitable activities, and makes information regarding the Company's corporate giving publicly available, and we do not believe that implementing the proposal would justify the administrative costs and efforts, nor would it provide a corresponding meaningful benefit to the Company's shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Shareholder proposal, if properly presented at the meeting, requesting a political expenditures report.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	281		0	23-Mar-2023	23-Mar-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,630		0	23-Mar-2023	23-Mar-2023
SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)
Security		806857108			Meeting Type			Annual
Ticker Symbol		SLB			Meeting Date			05-Apr-2023
ISIN		AN8068571086			Agenda			935767105 - Management
Record Date		08-Feb-2023			Holding Recon Date			08-Feb-2023
City /	Country	/ United States			Vote Deadline			04-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Peter Coleman		Management	For	For		For	For
1b.	Election of Director: Patrick de La Chevardière		Management	For	For		For	For
1c.	Election of Director: Miguel Galuccio		Management	For	For		For	For
1d.	Election of Director: Olivier Le Peuch		Management	For	For		For	For
1e.	Election of Director: Samuel Leupold		Management	For	For		For	For
1f.	Election of Director: Tatiana Mitrova		Management	For	For		For	For
1g.	Election of Director: Maria Moraeus Hanssen		Management	For	For		For	For
1h.	Election of Director: Vanitha Narayanan		Management	For	For		For	For
1i.	Election of Director: Mark Papa		Management	For	For		For	For
1j.	Election of Director: Jeff Sheets		Management	For	For		For	For
1k.	Election of Director: Ulrich Spiesshofer		Management	For	For		For	For
2.	Advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
3.	Advisory approval of our executive compensation.		Management	For	For		For	For
4.
Approval of our consolidated balance sheet
at December 31, 2022; our consolidated
statement of income for the year ended
December 31, 2022; and the declarations of
dividends by our Board of Directors in 2022,
as reflected in our 2022 Annual Report to
Shareholders.
			Management	For	For		For	For
5.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent auditors for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	3,393		0	13-Mar-2023	13-Mar-2023
A.O. SMITH CORPORATION
Security		831865209			Meeting Type			Annual
Ticker Symbol		AOS			Meeting Date			11-Apr-2023
ISIN		US8318652091			Agenda			935771267 - Management
Record Date		21-Feb-2023			Holding Recon Date			21-Feb-2023
City /	Country	/ United States			Vote Deadline			10-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Ronald D Brown		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	Earl E. Exum		For	For		For	For
	3	Michael M. Larsen		For	For		For	For
	4	Idelle K. Wolf		For	For		For	For
2.	Proposal to approve, by nonbinding advisory vote, the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the corporation.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Proposal to approve, by nonbinding advisory vote, whether the company will conduct future advisory votes on the compensation of our named executive officers every year, two years or three years.		Management	1 Year	1 Year		For	For
5.	Stockholder proposal requesting a Board report assessing inclusion in our workplace, if properly presented at the Annual Meeting.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,321		0	29-Mar-2023	29-Mar-2023
SYNOPSYS, INC.
Security		871607107			Meeting Type			Annual
Ticker Symbol		SNPS			Meeting Date			12-Apr-2023
ISIN		US8716071076			Agenda			935768599 - Management
Record Date		13-Feb-2023			Holding Recon Date			13-Feb-2023
City /	Country	/ United States			Vote Deadline			11-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Aart J. de Geus		Management	Against	For		Against	For

Comments: F21  Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1b.	Election of Director: Luis Borgen		Management	For	For		For	For
1c.	Election of Director: Marc N. Casper		Management	Against	For		Against	For

Comments: F19  Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: Janice D. Chaffin		Management	Against	For		Against	For

Comments: F19  Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: Bruce R. Chizen		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19  Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	Election of Director: Mercedes Johnson		Management	For	For		For	For
1g.	Election of Director: Jeannine P. Sargent		Management	For	For		For	For
1h.	Election of Director: John G. Schwarz		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19  Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1i.	Election of Director: Roy Vallee		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To approve our 2006 Employee Equity Incentive Plan, as amended, in order to, among other items, increase the number of shares available for issuance under the plan by 3,300,000 shares.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To approve, on an advisory basis, the frequency of an advisory vote on the compensation of our named executive officers.		Management	1 Year	1 Year		For	For
4.	To approve, on an advisory basis, the compensation of our named executive officers, as disclosed in the Proxy Statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	To ratify the selection of KPMG LLP as our independent registered public accounting firm for the fiscal year ending October 28, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

6.	To vote on a stockholder proposal regarding special stockholder meetings, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	210		0	27-Mar-2023	27-Mar-2023
LENNAR CORPORATION
Security		526057104			Meeting Type			Annual
Ticker Symbol		LEN			Meeting Date			12-Apr-2023
ISIN		US5260571048			Agenda			935769159 - Management
Record Date		15-Feb-2023			Holding Recon Date			15-Feb-2023
City /	Country	/ United States			Vote Deadline			11-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Amy Banse		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Rick Beckwitt		Management	For	For		For	For
1c.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Tig Gilliam		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Sherrill W. Hudson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Jonathan M. Jaffe		Management	For	For		For	For
1f.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Sidney Lapidus		Management	For	For		For	For
1g.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Teri P. McClure		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Stuart Miller		Management	Against	For		Against	For

Comments: F3           Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1i.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Armando Olivera		Management	For	For		For	For
1j.	Election of Director to serve until the 2024 Annual Meeting of Stockholders: Jeffrey Sonnenfeld		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Approval, on an advisory basis, of the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval, on an advisory basis, of the frequency of the stockholder vote on the compensation of our named executive officers.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending November 30, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Vote on a stockholder proposal regarding the elimination of our dual-class common stock voting structure.		Shareholder	For	Against		Against	For

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,642		0	29-Mar-2023	29-Mar-2023
U.S. BANCORP
Security		902973304			Meeting Type			Annual
Ticker Symbol		USB			Meeting Date			18-Apr-2023
ISIN		US9029733048			Agenda			935771914 - Management
Record Date		21-Feb-2023			Holding Recon Date			21-Feb-2023
City /	Country	/ United States			Vote Deadline			17-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Warner L. Baxter		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Dorothy J. Bridges		Management	For	For		For	For
1c.	Election of Director: Elizabeth L. Buse		Management	For	For		For	For
1d.	Election of Director: Andrew Cecere		Management	For	For		For	For
1e.	Election of Director: Alan B. Colberg		Management	For	For		For	For
1f.	Election of Director: Kimberly N. Ellison- Taylor		Management	For	For		For	For
1g	Election of Director: Kimberly J. Harris		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Roland A. Hernandez		Management	For	For		For	For
1i.	Election of Director: Richard P. McKenney		Management	For	For		For	For
1j.	Election of Director: Yusuf I. Mehdi		Management	For	For		For	For
1k.	Election of Director: Loretta E. Reynolds		Management	For	For		For	For
1l.	Election of Director: John P. Wiehoff		Management	For	For		For	For
1m.	Election of Director: Scott W. Wine		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	An advisory vote to approve the compensation of our executives disclosed in the proxy statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	An advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	The ratification of the selection of Ernst & Young LLP as our independent auditor for the 2023 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,099		0	20-Mar-2023	20-Mar-2023
M&T BANK CORPORATION
Security		55261F104			Meeting Type			Annual
Ticker Symbol		MTB			Meeting Date			18-Apr-2023
ISIN		US55261F1049			Agenda			935775873 - Management
Record Date		23-Feb-2023			Holding Recon Date			23-Feb-2023
City /	Country	/ United States			Vote Deadline			17-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: John P. Barnes		Management	For	For		For	For
1b.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Robert T. Brady		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Carlton J. Charles		Management	For	For		For	For
1d.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Jane Chwick		Management	For	For		For	For
1e.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: William F. Cruger, Jr.		Management	For	For		For	For
1f.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: T. Jefferson Cunningham III		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Gary N. Geisel		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Leslie V. Godridge		Management	For	For		For	For
1i.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: René F. Jones		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1j.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Richard H. Ledgett, Jr.		Management	For	For		For	For
1k.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Melinda R. Rich		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1l.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Robert E. Sadler, Jr.		Management	For	For		For	For
1m.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Denis J. Salamone		Management	For	For		For	For
1n.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: John R. Scannell		Management	For	For		For	For
1o.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Rudina Seseri		Management	For	For		For	For
1p.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Kirk W. Walters		Management	For	For		For	For
1q.	ELECTION OF DIRECTOR FOR ONE- YEAR TERM AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED: Herbert L. Washington		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	TO APPROVE THE 2022 COMPENSATION OF M&T BANK CORPORATION'S NAMED EXECUTIVE OFFICERS.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	TO RECOMMEND THE FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPENSATION OF M&T BANK CORPORATION'S NAMED EXECUTIVE OFFICERS.		Management	1 Year	1 Year		For	For
4.	TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE M&T BANK CORPORATION 2019 EQUITY INCENTIVE COMPENSATION PLAN.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF M&T BANK CORPORATION FOR THE YEAR ENDING DECEMBER 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	186		0	20-Mar-2023	20-Mar-2023
EQT CORPORATION
Security		26884L109			Meeting Type			Annual
Ticker Symbol		EQT			Meeting Date			19-Apr-2023
ISIN		US26884L1098			Agenda			935772601 - Management
Record Date		03-Feb-2023			Holding Recon Date			03-Feb-2023
City /	Country	/ United States			Vote Deadline			18-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Lydia I. Beebe		Management	For	For		For	For
1b.	Election of Director: Lee M. Canaan		Management	For	For		For	For
1c.	Election of Director: Janet L. Carrig		Management	For	For		For	For
1d.	Election of Director: Frank C. Hu		Management	For	For		For	For
1e.	Election of Director: Kathryn J. Jackson, Ph.D		Management	For	For		For	For
1f.	Election of Director: John F. McCartney		Management	For	For		For	For
1g.	Election of Director: James T. McManus II		Management	For	For		For	For
1h.	Election of Director: Anita M. Powers		Management	For	For		For	For
1i.	Election of Director: Daniel J. Rice IV		Management	For	For		For	For
1j.	Election of Director: Toby Z. Rice		Management	For	For		For	For
1k.	Election of Director: Hallie A. Vanderhider		Management	For	For		For	For
2.	Advisory vote to approve the 2022 compensation of EQT Corporation's named executive officers (say-on-pay)		Management	For	For		For	For
3.	Advisory vote on the frequency of advisory votes on named executive officer compensation (say-on-frequency)		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Ernst & Young LLP as EQT Corporation's independent registered public accounting firm for fiscal year ending December 31, 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,051		0	21-Mar-2023	21-Mar-2023
HCA HEALTHCARE, INC.
Security		40412C101			Meeting Type			Annual
Ticker Symbol		HCA			Meeting Date			19-Apr-2023
ISIN		US40412C1018			Agenda			935776902 - Management
Record Date		24-Feb-2023			Holding Recon Date			24-Feb-2023
City /	Country	/ United States			Vote Deadline			18-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Thomas F. Frist III		Management	For	For		For	For
1b.	Election of Director: Samuel N. Hazen		Management	For	For		For	For
1c.	Election of Director: Meg G. Crofton		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Robert J. Dennis		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Nancy-Ann DeParle		Management	For	For		For	For
1f.	Election of Director: William R. Frist		Management	For	For		For	For
1g.	Election of Director: Hugh F. Johnston		Management	For	For		For	For
1h.	Election of Director: Michael W. Michelson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Wayne J. Riley, M.D.		Management	For	For		For	For
1j.	Election of Director: Andrea B. Smith		Management	For	For		For	For
2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve the HCA Healthcare, Inc. 2023 Employee Stock Purchase Plan.		Management	For	For		For	For
4.	Advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Stockholder proposal, if properly presented at the meeting, regarding political spending disclosure.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Stockholder proposal, if properly presented at the meeting, regarding amendment to Patient Safety and Quality of Care Committee charter.		Shareholder	Against	Against		For	For
Comments: We believe that approval of the proposal is not in the best interests of the Company and its shareholders. We recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	173		0	04-Apr-2023	04-Apr-2023
ADOBE INC.
Security		00724F101			Meeting Type			Annual
Ticker Symbol		ADBE			Meeting Date			20-Apr-2023
ISIN		US00724F1012			Agenda			935770126 - Management
Record Date		21-Feb-2023			Holding Recon Date			21-Feb-2023
City /	Country	/ United States			Vote Deadline			19-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve for a one-year term: Amy Banse		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1b.	Election of Director to serve for a one-year term: Brett Biggs		Management	For	For		For	For
1c.	Election of Director to serve for a one-year term: Melanie Boulden		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director to serve for a one-year term: Frank Calderoni		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director to serve for a one-year term: Laura Desmond		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	Election of Director to serve for a one-year term: Shantanu Narayen		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1g.	Election of Director to serve for a one-year term: Spencer Neumann		Management	For	For		For	For
1h.	Election of Director to serve for a one-year term: Kathleen Oberg		Management	For	For		For	For
1i.	Election of Director to serve for a one-year term: Dheeraj Pandey		Management	For	For		For	For
1j.	Election of Director to serve for a one-year term: David Ricks		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director to serve for a one-year term: Daniel Rosensweig		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1l.	Election of Director to serve for a one-year term: John Warnock		Management	For	For		For	For
2.	Approve the 2019 Equity Incentive Plan, as amended, to increase the available share reserve by 12,000,000 shares.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending on December 1, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approve, on an advisory basis, the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Approve, on an advisory basis, the frequency of the advisory vote on executive compensation.		Management	1 Year	1 Year		For	For
6.	Stockholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	542		0	09-Apr-2023	09-Apr-2023
KIMBERLY-CLARK CORPORATION
Security		494368103			Meeting Type			Annual
Ticker Symbol		KMB			Meeting Date			20-Apr-2023
ISIN		US4943681035			Agenda			935770140 - Management
Record Date		21-Feb-2023			Holding Recon Date			21-Feb-2023
City /	Country	/ United States			Vote Deadline			19-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a term expire at 2024 Annual Meeting: Sylvia M. Burwell		Management	For	For		For	For
1b.	Election of Director for a term expire at 2024 Annual Meeting: John W. Culver		Management	For	For		For	For
1c.	Election of Director for a term expire at 2024 Annual Meeting: Michael D. Hsu		Management	For	For		For	For
1d.	Election of Director for a term expire at 2024 Annual Meeting: Mae C. Jemison, M.D.		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director for a term expire at 2024 Annual Meeting: S. Todd Maclin		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director for a term expire at 2024 Annual Meeting: Deirdre A. Mahlan		Management	For	For		For	For
1g.	Election of Director for a term expire at 2024 Annual Meeting: Sherilyn S. McCoy		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director for a term expire at 2024 Annual Meeting: Christa S. Quarles		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director for a term expire at 2024 Annual Meeting: Jaime A. Ramirez		Management	For	For		For	For
1j.	Election of Director for a term expire at 2024 Annual Meeting: Dunia A. Shive		Management	For	For		For	For
1k.	Election of Director for a term expire at 2024 Annual Meeting: Mark T. Smucker		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director for a term expire at 2024 Annual Meeting: Michael D. White		Management	For	For		For	For
2.	Ratification of Auditor.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Named Executive Officer Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	771		0	27-Mar-2023	27-Mar-2023
HUMANA INC.
Security		444859102			Meeting Type			Annual
Ticker Symbol		HUM			Meeting Date			20-Apr-2023
ISIN		US4448591028			Agenda			935775467 - Management
Record Date		28-Feb-2023			Holding Recon Date			28-Feb-2023
City /	Country	/ United States			Vote Deadline			19-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a)	Election of Director: Raquel C. Bono, M.D.		Management	For	For		For	For
1b)	Election of Director: Bruce D. Broussard		Management	For	For		For	For
1c)	Election of Director: Frank A. D'Amelio		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d)	Election of Director: David T. Feinberg, M.D.		Management	For	For		For	For
1e)	Election of Director: Wayne A. I. Frederick, M.D.		Management	For	For		For	For
1f)	Election of Director: John W. Garratt		Management	For	For		For	For
1g)	Election of Director: Kurt J. Hilzinger		Management	For	For		For	For
1h)	Election of Director: Karen W. Katz		Management	For	For		For	For
1i)	Election of Director: Marcy S. Klevorn		Management	For	For		For	For
1j)	Election of Director: William J. McDonald		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k)	Election of Director: Jorge S. Mesquita		Management	For	For		For	For
1l)	Election of Director: Brad D. Smith		Management	For	For		For	For
2.	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Non-binding advisory vote for the approval of the compensation of the named executive officers as disclosed in the 2023 proxy statement.		Management	For	For		For	For
4.	Non-binding advisory vote for the approval of the frequency with which future stockholder votes on the compensation of the named executive officers will be held.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	96		0	27-Mar-2023	27-Mar-2023
CORTEVA INC.
Security		22052L104			Meeting Type			Annual
Ticker Symbol		CTVA			Meeting Date			21-Apr-2023
ISIN		US22052L1044			Agenda			935773920 - Management
Record Date		27-Feb-2023			Holding Recon Date			27-Feb-2023
City /	Country	/ United States			Vote Deadline			20-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Lamberto Andreotti		Management	For	For		For	For
1b.	Election of Director: Klaus A. Engel		Management	For	For		For	For
1c.	Election of Director: David C. Everitt		Management	For	For		For	For
1d.	Election of Director: Janet P. Giesselman		Management	For	For		For	For
1e.	Election of Director: Karen H. Grimes		Management	For	For		For	For
1f.	Election of Director: Michael O. Johanns		Management	For	For		For	For
1g.	Election of Director: Rebecca B. Liebert		Management	For	For		For	For
1h.	Election of Director: Marcos M. Lutz		Management	For	For		For	For
1i.	Election of Director: Charles V. Magro		Management	For	For		For	For
1j.	Election of Director: Nayaki R. Nayyar		Management	For	For		For	For
1k.	Election of Director: Gregory R. Page		Management	Against	For		Against	For

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1l.	Election of Director: Kerry J. Preete		Management	For	For		For	For
1m.	Election of Director: Patrick J. Ward		Management	For	For		For	For
2.	Advisory resolution to approve executive compensation of the Company's named executive officers.		Management	For	For		For	For
3.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,293		0	28-Mar-2023	28-Mar-2023
L3HARRIS TECHNOLOGIES INC.
Security		502431109			Meeting Type			Annual
Ticker Symbol		LHX			Meeting Date			21-Apr-2023
ISIN		US5024311095			Agenda			935775532 - Management
Record Date		24-Feb-2023			Holding Recon Date			24-Feb-2023
City /	Country	/ United States			Vote Deadline			20-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Sallie B. Bailey		Management	For	For		For	For
1b.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Peter W. Chiarelli		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Thomas A. Dattilo		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Roger B. Fradin		Management	For	For		For	For
1e.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Joanna L. Geraghty		Management	For	For		For	For
1f.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Harry B. Harris, Jr.		Management	For	For		For	For
1g.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Lewis Hay III		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Christopher E. Kubasik		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1i.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Rita S. Lane		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Robert B. Millard		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Edward A. Rice, Jr.		Management	For	For		For	For
1l.	Election of Director for a Term Expiring at the 2024 Annual Meeting: Christina L. Zamarro		Management	For	For		For	For
2.	Approval, in an Advisory Vote, of the Compensation of Named Executive Officers as Disclosed in the Proxy Statement		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval, in an Advisory Vote, of the Frequency of Future Shareholder Votes Regarding the Compensation of Named Executive Officers		Management	1 Year	1 Year		For	For
4.	Ratification of Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm for Fiscal Year 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal titled "Transparency in Regard to Lobbying"		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	255		0	04-Apr-2023	04-Apr-2023
FASTENAL COMPANY
Security		311900104			Meeting Type			Annual
Ticker Symbol		FAST			Meeting Date			22-Apr-2023
ISIN		US3119001044			Agenda			935770669 - Management
Record Date		22-Feb-2023			Holding Recon Date			22-Feb-2023
City /	Country	/ United States			Vote Deadline			21-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Scott A. Satterlee		Management	For	For		For	For
1b.	Election of Director: Michael J. Ancius		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18  Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Stephen L. Eastman		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Daniel L. Florness		Management	For	For		For	For
1e.	Election of Director: Rita J. Heise		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Hsenghung Sam Hsu		Management	For	For		For	For
1g.	Election of Director: Daniel L. Johnson		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Nicholas J. Lundquist		Management	For	For		For	For
1i.	Election of Director: Sarah N. Nielsen		Management	For	For		For	For
1j.	Election of Director: Reyne K. Wisecup		Management	For	For		For	For
2.	Ratification of the appointment of KPMG LLP as independent registered public accounting firm for the 2023 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, by non-binding vote, of executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval, by non-binding vote, of the frequency of future executive compensation votes.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	3,114		0	13-Apr-2023	13-Apr-2023
MSCI INC.
Security		55354G100			Meeting Type			Annual
Ticker Symbol		MSCI			Meeting Date			25-Apr-2023
ISIN		US55354G1004			Agenda			935774554 - Management
Record Date		01-Mar-2023			Holding Recon Date			01-Mar-2023
City /	Country	/ United States			Vote Deadline			24-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Henry A. Fernandez		Management	For	For		For	For
1b.	Election of Director: Robert G. Ashe		Management	For	For		For	For
1c.	Election of Director: Wayne Edmunds		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Catherine R. Kinney		Management	For	For		For	For
1e.	Election of Director: Robin Matlock		Management	For	For		For	For
1f.	Election of Director: Jacques P. Perold		Management	For	For		For	For
1g.	Election of Director: C.D. Baer Pettit		Management	For	For		For	For
1h.	Election of Director: Sandy C. Rattray		Management	For	For		For	For
1i.	Election of Director: Linda H. Riefler		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Marcus L. Smith		Management	For	For		For	For
1k.	Election of Director: Rajat Taneja		Management	For	For		For	For
1l.	Election of Director: Paula Volent		Management	For	For		For	For
2.	To approve, by non-binding vote, our executive compensation, as described in these proxy materials.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To recommend, by non-binding vote, the frequency of future advisory votes to approve executive compensation.		Management	1 Year	1 Year		For	For
4.	To ratify the appointment of PricewaterhouseCoopers LLP as independent auditor.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	357		0	30-Mar-2023	30-Mar-2023
INTERNATIONAL BUSINESS MACHINES CORP.
Security		459200101			Meeting Type			Annual
Ticker Symbol		IBM			Meeting Date			25-Apr-2023
ISIN		US4592001014			Agenda			935775405 - Management
Record Date		24-Feb-2023			Holding Recon Date			24-Feb-2023
City /	Country	/ United States			Vote Deadline			24-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a Term of One Year: Thomas Buberl		Management	For	For		For	For
1b.	Election of Director for a Term of One Year: David N. Farr		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director for a Term of One Year: Alex Gorsky		Management	For	For		For	For
1d.	Election of Director for a Term of One Year: Michelle J. Howard		Management	For	For		For	For
1e.	Election of Director for a Term of One Year: Arvind Krishna		Management	For	For		For	For
1f.	Election of Director for a Term of One Year: Andrew N. Liveris		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director for a Term of One Year: F. William McNabb III		Management	For	For		For	For
1h.	Election of Director for a Term of One Year: Martha E. Pollack		Management	For	For		For	For
1i.	Election of Director for a Term of One Year: Joseph R. Swedish		Management	For	For		For	For
1j.	Election of Director for a Term of One Year: Peter R. Voser		Management	For	For		For	For
1k.	Election of Director for a Term of One Year: Frederick H. Waddell		Management	For	For		For	For
1l.	Election of Director for a Term of One Year: Alfred W. Zollar		Management	For	For		For	For
2.	Ratification of Appointment of Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote on Executive Compensation.		Management	For	For		For	For
4.	Advisory Vote Regarding the Frequency of the Advisory Vote on Executive Compensation.		Management	1 Year	1 Year		For	For
5.	Stockholder Proposal to Have an Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder Proposal Requesting a Public Report on Lobbying Activities.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Stockholder Proposal Requesting a Public Report on Congruency in China Business Operations and ESG Activities.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

8.	Stockholder Proposal Requesting a Public Report on Harassment and Discrimination Prevention Efforts.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,218		0	16-Apr-2023	16-Apr-2023
THE COCA-COLA COMPANY
Security		191216100			Meeting Type			Annual
Ticker Symbol		KO			Meeting Date			25-Apr-2023
ISIN		US1912161007			Agenda			935776685 - Management
Record Date		24-Feb-2023			Holding Recon Date			24-Feb-2023
City /	Country	/ United States			Vote Deadline			24-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Herb Allen		Management	For	For		For	For
1b.	Election of Director: Marc Bolland		Management	For	For		For	For
1c.	Election of Director: Ana Botín		Management	For	For		For	For
1d.	Election of Director: Christopher C. Davis		Management	For	For		For	For
1e.	Election of Director: Barry Diller		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Carolyn Everson		Management	For	For		For	For
1g.	Election of Director: Helene D. Gayle		Management	For	For		For	For
1h.	Election of Director: Alexis M. Herman		Management	For	For		For	For
1i.	Election of Director: Maria Elena Lagomasino		Management	For	For		For	For
1j.	Election of Director: Amity Millhiser		Management	For	For		For	For
1k.	Election of Director: James Quincey		Management	For	For		For	For
1l.	Election of Director: Caroline J. Tsay		Management	For	For		For	For
1m.	Election of Director: David B. Weinberg		Management	For	For		For	For
2.	Advisory vote to approve executive compensation		Management	For	For		For	For
3.	Advisory vote on the frequency of future advisory votes to approve executive compensation		Management	1 Year	1 Year		For	For
4.	Ratify the appointment of Ernst & Young LLP as independent Auditors of the Company to serve for the 2023 fiscal year		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareowner proposal requesting an audit of the Company's impact on nonwhite stakeholders		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Shareowner proposal requesting a global transparency report		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Shareowner proposal regarding political expenditures values alignment		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Shareowner proposal requesting an independent Board chair policy		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

9.	Shareowner proposal requesting a report on risks from state policies restricting reproductive rights		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. As such, in accordance with Egan-Jones
Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,997		0	09-Apr-2023	09-Apr-2023
WELLS FARGO & COMPANY
Security		949746101			Meeting Type			Annual
Ticker Symbol		WFC			Meeting Date			25-Apr-2023
ISIN		US9497461015			Agenda			935776774 - Management
Record Date		24-Feb-2023			Holding Recon Date			24-Feb-2023
City /	Country	/ United States			Vote Deadline			24-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Steven D. Black		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Mark A. Chancy		Management	For	For		For	For
1c.	Election of Director: Celeste A. Clark		Management	For	For		For	For
1d.	Election of Director: Theodore F. Craver, Jr.		Management	For	For		For	For
1e.	Election of Director: Richard K. Davis		Management	For	For		For	For
1f.	Election of Director: Wayne M. Hewett		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: CeCelia ("CeCe") G. Morken		Management	For	For		For	For
1h.	Election of Director: Maria R. Morris		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Felicia F. Norwood		Management	For	For		For	For
1j.	Election of Director: Richard B. Payne, Jr.		Management	For	For		For	For
1k.	Election of Director: Ronald L. Sargent		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director: Charles W. Scharf		Management	For	For		For	For
1m.	Election of Director: Suzanne M. Vautrinot		Management	For	For		For	For
2.	Advisory resolution to approve executive compensation (Say on Pay).		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory resolution on the frequency of future advisory votes to approve executive compensation (Say on Frequency).		Management	1 Year	1 Year		For	For
4.	Ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal - Adopt Simple Majority Vote.		Shareholder	For	Against		Against	For

Comments: For the reasons stated below and in accordance with the Egan-Jones' Proxy Guidelines, we believe that the advantages of eliminating supermajority provisions outweigh the benefits of maintaining it as a voting standard. We believe that a simple majority vote will strengthen the Company's corporate governance practice. Contrary to supermajority voting, a simple majority standard will give the shareholders equal and fair representation in the Company by limiting the power of shareholders who own a large stake in the entity, therefore, paving way for a more meaningful voting outcome. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal - Report on Congruency of Political Spending.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Shareholder Proposal - Climate Lobbying Report.		Shareholder	Against	Against		For	For

Comments: We believe that the policy change requested by the proposal is unnecessary and would restrict the company's ability to implement its own climate strategy. As such, we recommend a vote AGAINST this
Proposal.

8.	Shareholder Proposal - Climate Transition Report.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Shareholder Proposal - Fossil Fuel Lending Policy.		Shareholder	Against	Against		For	For

Comments: We believe that the policy change requested by the proposal is unnecessary and would restrict the company's ability to implement its own climate strategy. As such, we recommend a vote AGAINST this
Proposal.

10.	Shareholder Proposal - Annual Report on Prevention of Workplace Harassment and Discrimination.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks related to discrimination and human rights, and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

11.	Shareholder Proposal - Policy on Freedom of Association and Collective Bargaining.		Shareholder	For	Against		Against	For
Comments: We believe approval of this resolution will help address human rights risks at Wells Fargo's operations in other countries. As such, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	3,868		0	12-Apr-2023	12-Apr-2023
WEST PHARMACEUTICAL SERVICES, INC.
Security		955306105			Meeting Type			Annual
Ticker Symbol		WST			Meeting Date			25-Apr-2023
ISIN		US9553061055			Agenda			935779453 - Management
Record Date		03-Mar-2023			Holding Recon Date			03-Mar-2023
City /	Country	/ United States			Vote Deadline			24-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Mark A. Buthman		Management	For	For		For	For
1b.	Election of Director: William F. Feehery		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Robert F. Friel		Management	For	For		For	For
1d.	Election of Director: Eric M. Green		Management	For	For		For	For
1e.	Election of Director: Thomas W. Hofmann		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Molly E. Joseph		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Deborah L. V. Keller		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Myla P. Lai-Goldman		Management	For	For		For	For
1i.	Election of Director: Stephen H. Lockhart		Management	For	For		For	For
1j.	Election of Director: Douglas A. Michels		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Paolo Pucci		Management	For	For		For	For
2.	Advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value. Therefore, we recommend a vote AGAINST this
Proposal.

3.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Advisory vote on the frequency of an advisory vote on executive compensation.		Management	1 Year	1 Year		For	For
5.	Shareholder proposal regarding Fair Elections.		Shareholder	For	Against		Against	For

Comments: We believe that it is in the best interest of the Company to have such policy so that all shareholders are aware and may vote on any new nominations to the Board.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	312		0	13-Apr-2023	13-Apr-2023
THE WILLIAMS COMPANIES, INC.
Security		969457100			Meeting Type			Annual
Ticker Symbol		WMB			Meeting Date			25-Apr-2023
ISIN		US9694571004			Agenda			935779706 - Management
Record Date		24-Feb-2023			Holding Recon Date			24-Feb-2023
City /	Country	/ United States			Vote Deadline			24-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a one-year term: Alan S. Armstrong		Management	For	For		For	For
1b.	Election of Director for a one-year term: Stephen W. Bergstrom		Management	For	For		For	For
1c.	Election of Director for a one-year term: Michael A. Creel		Management	For	For		For	For
1d.	Election of Director for a one-year term: Stacey H. Doré		Management	For	For		For	For
1e.	Election of Director for a one-year term: Carri A. Lockhart		Management	For	For		For	For
1f.	Election of Director for a one-year term: Richard E. Muncrief		Management	For	For		For	For
1g.	Election of Director for a one-year term: Peter A. Ragauss		Management	For	For		For	For
1h.	Election of Director for a one-year term: Rose M. Robeson		Management	For	For		For	For
1i.	Election of Director for a one-year term: Scott D. Sheffield		Management	For	For		For	For
1j.	Election of Director for a one-year term: Murray D. Smith		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director for a one-year term: William H. Spence		Management	For	For		For	For
1l.	Election of Director for a one-year term: Jesse J. Tyson		Management	For	For		For	For
2.	Ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approve, on an advisory basis, the compensation of our named executive officers.		Management	For	For		For	For
4.	Approve, on an advisory basis, the frequency of future advisory votes to approve the compensation of the Company's named executive officers.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,573		0	03-Apr-2023	03-Apr-2023
BANK OF AMERICA CORPORATION
Security		060505104			Meeting Type			Annual
Ticker Symbol		BAC			Meeting Date			25-Apr-2023
ISIN		US0605051046			Agenda			935779782 - Management
Record Date		01-Mar-2023			Holding Recon Date			01-Mar-2023
City /	Country	/ United States			Vote Deadline			24-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Sharon L. Allen		Management	For	For		For	For
1b.	Election of Director: José (Joe) E. Almeida		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1c.	Election of Director: Frank P. Bramble, Sr.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: Pierre J. P. de Weck		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: Arnold W. Donald		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	Election of Director: Linda P. Hudson		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: Monica C. Lozano		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	Election of Director: Brian T. Moynihan		Management	For	For		For	For
1i.	Election of Director: Lionel L. Nowell III		Management	For	For		For	For
1j.	Election of Director: Denise L. Ramos		Management	For	For		For	For
1k.	Election of Director: Clayton S. Rose		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1l.	Election of Director: Michael D. White		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1m.	Election of Director: Thomas D. Woods		Management	For	For		For	For
1n.	Election of Director: Maria T. Zuber		Management	For	For		For	For
2.	Approving our executive compensation (an advisory, non-binding "Say on Pay" resolution)		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	A vote on the frequency of future "Say on Pay" resolutions (an advisory, non-binding "Say on Frequency" resolution)		Management	1 Year	1 Year		For	For
4.	Ratifying the appointment of our independent registered public accounting firm for 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Amending and restating the Bank of America Corporation Equity Plan		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	Shareholder proposal requesting an independent board chair		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder proposal requesting shareholder ratification of termination pay		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	Shareholder proposal requesting greenhouse gas reduction targets		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' SRI Guidelines, we recommend a vote FOR this Proposal.

9.	Shareholder proposal requesting report on transition planning		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	Shareholder proposal requesting adoption of policy to cease financing new fossil fuel supplies		Shareholder	Against	Against		For	For

Comments: We believe that the policy change requested by the proposal is unnecessary and would restrict the company's ability to implement its own climate strategy. As such, we recommend a vote AGAINST this
Proposal.

11.	Shareholder proposal requesting a racial equity audit		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will allow the Company to protect the Company's brand value and reputation on diversity issues. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	34		0	06-Apr-2023	06-Apr-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	8,957		0	06-Apr-2023	06-Apr-2023
CONSTELLATION ENERGY CORP
Security		21037T109			Meeting Type			Annual
Ticker Symbol		CEG			Meeting Date			25-Apr-2023
ISIN		US21037T1097			Agenda			935780684 - Management
Record Date		01-Mar-2023			Holding Recon Date			01-Mar-2023
City /	Country	/ United States			Vote Deadline			24-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Joseph Dominguez		For	For		For	For
	2	Julie Holzrichter		For	For		For	For
	3	Ashish Khandpur		For	For		For	For
2.	To consider and act on an advisory vote regarding the approval of compensation paid to named executive officers.		Management	For	For		For	For
3.	To consider and act on an advisory vote regarding the frequency of the approval of compensation paid to named executive officers.		Management	1 Year	1 Year		For	For
4.	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2023.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,494		0	31-Mar-2023	31-Mar-2023
CITIGROUP INC.
Security		172967424			Meeting Type			Annual
Ticker Symbol		C			Meeting Date			25-Apr-2023
ISIN		US1729674242			Agenda			935781030 - Management
Record Date		27-Feb-2023			Holding Recon Date			27-Feb-2023
City /	Country	/ United States			Vote Deadline			24-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Ellen M. Costello		Management	For	For		For	For
1b.	Election of Director: Grace E. Dailey		Management	For	For		For	For
1c.	Election of Director: Barbara J. Desoer		Management	For	For		For	For
1d.	Election of Director: John C. Dugan		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1e.	Election of Director: Jane N. Fraser		Management	For	For		For	For
1f.	Election of Director: Duncan P. Hennes		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1g.	Election of Director: Peter B. Henry		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1h.	Election of Director: S. Leslie Ireland		Management	For	For		For	For
1i.	Election of Director: Renée J. James		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1j.	Election of Director: Gary M. Reiner		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1k.	Election of Director: Diana L. Taylor		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

1l.	Election of Director: James S. Turley		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1m.	Election of Director: Casper W. von Koskull		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future

2.	Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accountants for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to Approve our 2022 Executive Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of additional shares for the Citigroup 2019 Stock Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Advisory vote to Approve the Frequency of Future Advisory Votes on Executive Compensation.		Management	1 Year	1 Year		For	For
6.	Stockholder proposal requesting that shareholders ratify the termination pay of any senior manager.		Shareholder	For	Against		Against	For
Comments: After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.
7.	Stockholder proposal requesting an Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

8.	Stockholder proposal requesting a report on the effectiveness of Citi's policies and practices in respecting Indigenous Peoples' rights in Citi's existing and proposed financing.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

9.	Stockholder proposal requesting that the Board adopt a policy to phase out new fossil fuel financing.		Shareholder	Against	Against		For	For

Comments: However, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	439		0	11-Apr-2023	11-Apr-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,700		0	11-Apr-2023	11-Apr-2023
NEWMONT CORPORATION
Security		651639106			Meeting Type			Annual
Ticker Symbol		NEM			Meeting Date			26-Apr-2023
ISIN		US6516391066			Agenda			935776938 - Management
Record Date		27-Feb-2023			Holding Recon Date			27-Feb-2023
City /	Country	/ United States			Vote Deadline			25-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Patrick G. Awuah, Jr.		Management	For	For		For	For
1b.	Election of Director: Gregory H. Boyce		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Bruce R. Brook		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: Maura J. Clark		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Emma FitzGerald		Management	For	For		For	For
1f.	Election of Director: Mary A. Laschinger		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: José Manuel Madero		Management	For	For		For	For
1h.	Election of Director: René Médori		Management	For	For		For	For
1i.	Election of Director: Jane Nelson		Management	For	For		For	For
1j.	Election of Director: Tom Palmer		Management	For	For		For	For
1k.	Election of Director: Julio M. Quintana		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director: Susan N. Story		Management	For	For		For	For
2.	Approval of the advisory resolution on Newmont's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the Audit Committees appointment of Ernst and Young LLP as Newmont's independent registered public accounting firm for the fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	681		0	10-Apr-2023	10-Apr-2023
THE GOLDMAN SACHS GROUP, INC.
Security		38141G104			Meeting Type			Annual
Ticker Symbol		GS			Meeting Date			26-Apr-2023
ISIN		US38141G1040			Agenda			935777702 - Management
Record Date		27-Feb-2023			Holding Recon Date			27-Feb-2023
City /	Country	/ United States			Vote Deadline			25-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Michele Burns		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Mark Flaherty		Management	For	For		For	For
1c.	Election of Director: Kimberley Harris		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Kevin Johnson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Ellen Kullman		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Lakshmi Mittal		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Adebayo Ogunlesi		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Peter Oppenheimer		Management	For	For		For	For
1i.	Election of Director: David Solomon		Management	For	For		For	For
1j.	Election of Director: Jan Tighe		Management	For	For		For	For
1k.	Election of Director: Jessica Uhl		Management	For	For		For	For
1l.	Election of Director: David Viniar		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory Vote to Approve Executive Compensation (Say on Pay)		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory Vote on the Frequency of Say on Pay		Management	1 Year	1 Year		For	For
4.	Ratification of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm for 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal Regarding a Report on Lobbying		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Shareholder Proposal Regarding a Policy for an Independent Chair		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal Regarding Chinese Congruency of Certain ETFs		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

8.	Shareholder Proposal Regarding a Racial Equity Audit		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will allow the Company to protect the Company's brand value and reputation on diversity issues. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Shareholder Proposal Regarding a Policy to Phase Out Fossil Fuel-Related Lending & Underwriting Activities		Shareholder	Against	Against		For	For

Comments: We do not believe that the expenditure of the additional human and financial resources that would be required to produce another report on this subject matter would be a necessary or prudent use of
Company and shareholder assets. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

10.	Shareholder Proposal Regarding Disclosure of 2030 Absolute Greenhouse Gas Reduction Goals		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	Shareholder Proposal Regarding Climate Transition Report		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

12.	Shareholder Proposal Regarding Reporting on Pay Equity		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities er in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	501		0	16-Apr-2023	16-Apr-2023
JOHNSON & JOHNSON
Security		478160104			Meeting Type			Annual
Ticker Symbol		JNJ			Meeting Date			27-Apr-2023
ISIN		US4781601046			Agenda			935776813 - Management
Record Date		28-Feb-2023			Holding Recon Date			28-Feb-2023
City /	Country	/ United States			Vote Deadline			26-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Darius Adamczyk		Management	For	For		For	For
1b.	Election of Director: Mary C. Beckerle		Management	For	For		For	For
1c.	Election of Director: D. Scott Davis		Management	For	For		For	For
1d.	Election of Director: Jennifer A. Doudna		Management	For	For		For	For
1e.	Election of Director: Joaquin Duato		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1f.	Election of Director: Marillyn A. Hewson		Management	For	For		For	For
1g.	Election of Director: Paula A. Johnson		Management	For	For		For	For
1h.	Election of Director: Hubert Joly		Management	Against	For		Against	For

Comments: F12         Affiliation - Professional Services, Consulting, Legal - Member of a Key Board
Committee

According to Egan-Jones' Proxy Guidelines, a director who has professional services contract regarding such matters as aircraft rental contract, real property lease, or similar contract with the Company or affiliate, or with a member of the Company's senior management, or provides legal or consulting services to the
Company within the previous three years, is considered affiliated. We believe that key Board committees namely Audit, Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Mark B. McClellan		Management	For	For		For	For
1j.	Election of Director: Anne M. Mulcahy		Management	For	For		For	For
1k.	Election of Director: Mark A. Weinberger		Management	For	For		For	For
1l.	Election of Director: Nadja Y. West		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation		Management	For	For		For	For
3.	Advisory Vote on the Frequency of Voting to Approve Named Executive Officer Compensation		Management	1 Year	1 Year		For	For
4.	Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Proposal Withdrawn (Federal Securities Laws Mandatory Arbitration Bylaw)		Shareholder	Against	None			For

Comments: We believe that this proposal is not in the best interests of the shareholders. The adoption of such a bylaw likely would expose the company to unnecessary litigation or other actions challenging the bylaw and its consequences. As such, we recommend a vote AGAINST this Proposal.

6.	Vaccine Pricing Report		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

7.	Executive Compensation Adjustment Policy		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

8.	Impact of Extended Patent Exclusivities on Product Access		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	185		0	16-Apr-2023	16-Apr-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,810		0	16-Apr-2023	16-Apr-2023
TEXAS INSTRUMENTS INCORPORATED
Security		882508104			Meeting Type			Annual
Ticker Symbol		TXN			Meeting Date			27-Apr-2023
ISIN		US8825081040			Agenda			935777120 - Management
Record Date		01-Mar-2023			Holding Recon Date			01-Mar-2023
City /	Country	/ United States			Vote Deadline			26-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Mark A. Blinn		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Todd M. Bluedorn		Management	For	For		For	For
1c.	Election of Director: Janet F. Clark		Management	For	For		For	For
1d.	Election of Director: Carrie S. Cox		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Martin S. Craighead		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Curtis C. Farmer		Management	For	For		For	For
1g.	Election of Director: Jean M. Hobby		Management	For	For		For	For
1h.	Election of Director: Haviv Ilan		Management	For	For		For	For
1i.	Election of Director: Ronald Kirk		Management	For	For		For	For
1j.	Election of Director: Pamela H. Patsley		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Robert E. Sanchez		Management	For	For		For	For
1l.	Election of Director: Richard K. Templeton		Management	For	For		For	For
2.	Board proposal to approve amendment and restatement of the TI Employees 2014 Stock Purchase Plan to extend the termination date.		Management	For	For		For	For
3.	Board proposal regarding advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	Board proposal regarding advisory approval of the Company's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Board proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

6.	Stockholder proposal to permit a combined 10% of stockholders to call a special meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

7.	Stockholder proposal to report on due diligence efforts to trace end-user misuse of company products.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	501		0	16-Apr-2023	16-Apr-2023
PFIZER INC.
Security		717081103			Meeting Type			Annual
Ticker Symbol		PFE			Meeting Date			27-Apr-2023
ISIN		US7170811035			Agenda			935778451 - Management
Record Date		01-Mar-2023			Holding Recon Date			01-Mar-2023
City /	Country	/ United States			Vote Deadline			26-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Ronald E. Blaylock		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Albert Bourla		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1c.	Election of Director: Susan Desmond- Hellmann		Management	For	For		For	For
1d.	Election of Director: Joseph J. Echevarria		Management	For	For		For	For
1e.	Election of Director: Scott Gottlieb		Management	For	For		For	For
1f.	Election of Director: Helen H. Hobbs		Management	For	For		For	For
1g.	Election of Director: Susan Hockfield		Management	For	For		For	For
1h.	Election of Director: Dan R. Littman		Management	For	For		For	For
1i.	Election of Director: Shantanu Narayen		Management	For	For		For	For
1j.	Election of Director: Suzanne Nora Johnson		Management	For	For		For	For
1k.	Election of Director: James Quincey		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director: James C. Smith		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratify the selection of KPMG LLP as independent registered public accounting firm for 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	2023 advisory approval of executive compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote on frequency of future advisory votes to approve executive compensation		Management	1 Year	1 Year		For	For
5.	Shareholder proposal regarding ratification of termination pay		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal regarding independent board chairman policy		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder proposal regarding transfer of intellectual property to potential COVID-19 manufacturers feasibility report		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

8.	Shareholder proposal regarding impact of extended patent exclusivities on product access report		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

9.	Shareholder proposal regarding political contributions congruency report		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	5,858		0	16-Apr-2023	16-Apr-2023
LOCKHEED MARTIN CORPORATION
Security		539830109			Meeting Type			Annual
Ticker Symbol		LMT			Meeting Date			27-Apr-2023
ISIN		US5398301094			Agenda			935779655 - Management
Record Date		24-Feb-2023			Holding Recon Date			24-Feb-2023
City /	Country	/ United States			Vote Deadline			26-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Daniel F. Akerson		Management	For	For		For	For
1b.	Election of Director: David B. Burritt		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: Bruce A. Carlson		Management	For	For		For	For
1d.	Election of Director: John M. Donovan		Management	For	For		For	For
1e.	Election of Director: Joseph F. Dunford, Jr.		Management	For	For		For	For
1f.	Election of Director: James O. Ellis, Jr.		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director: Thomas J. Falk		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Ilene S. Gordon		Management	For	For		For	For
1i.	Election of Director: Vicki A. Hollub		Management	For	For		For	For
1j.	Election of Director: Jeh C. Johnson		Management	For	For		For	For
1k.	Election of Director: Debra L. Reed-Klages		Management	For	For		For	For
1l.	Election of Director: James D. Taiclet		Management	For	For		For	For
1m.	Election of Director: Patricia E. Yarrington		Management	For	For		For	For
2.	Advisory Vote to Approve the Compensation of our Named Executive Officers (Say-on-Pay).		Management	For	For		For	For
3.	Advisory Vote on the Frequency of Advisory Votes to Approve the Compensation of our Named Executive Officers.		Management	1 Year	1 Year		For	For
4.	Ratification of the Appointment of Ernst & Young LLP as our Independent Auditors for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Stockholder Proposal Requiring Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder Proposal to Issue a Human Rights Impact Assessment Report.		Shareholder	For	Against		Against	For

Comments: We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation. By adopting these standards, Companies will embody good corporate governance responsibility and enhance shareholder value. As a result, we recommend a vote
FOR this Proposal.

7.	Stockholder Proposal to Issue a Report on the Company's Intention to Reduce Full Value Chain GHG Emissions.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	275		0	12-Apr-2023	12-Apr-2023
INTUITIVE SURGICAL, INC.
Security		46120E602			Meeting Type			Annual
Ticker Symbol		ISRG			Meeting Date			27-Apr-2023
ISIN		US46120E6023			Agenda			935779744 - Management
Record Date		28-Feb-2023			Holding Recon Date			28-Feb-2023
City /	Country	/ United States			Vote Deadline			26-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Craig H. Barratt, Ph.D.		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Director: Joseph C. Beery		Management	For	For		For	For
1c.	Election of Director: Gary S. Guthart, Ph.D.		Management	For	For		For	For
1d.	Election of Director: Amal M. Johnson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Don R. Kania, Ph.D.		Management	For	For		For	For
1f.	Election of Director: Amy L. Ladd, M.D.		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Keith R. Leonard, Jr.		Management	For	For		For	For
1h.	Election of Director: Alan J. Levy, Ph.D.		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Jami Dover Nachtsheim		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Monica P. Reed, M.D.		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Mark J. Rubash		Management	For	For		For	For
2.	To approve, by advisory vote, the compensation of the Company's Named Executive Officers		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To approve, by advisory vote, the frequency of the advisory vote on the compensation of the Company's Named Executive Officers.		Management	1 Year	1 Year		For	For
4.	The ratification of appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	The stockholder proposal regarding pay equity disclosure.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	370		0	16-Apr-2023	16-Apr-2023
HEALTHPEAK PROPERTIES, INC
Security		42250P103			Meeting Type			Annual
Ticker Symbol		PEAK			Meeting Date			27-Apr-2023
ISIN		US42250P1030			Agenda			935782361 - Management
Record Date		01-Mar-2023			Holding Recon Date			01-Mar-2023
City /	Country	/ United States			Vote Deadline			26-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Scott M. Brinker		Management	For	For		For	For
1b.	Election of Director: Brian G. Cartwright		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: James B. Connor		Management	For	For		For	For
1d.	Election of Director: Christine N. Garvey		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: R. Kent Griffin, Jr.		Management	For	For		For	For
1f.	Election of Director: David B. Henry		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director: Sara G. Lewis		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	Election of Director: Katherine M. Sandstrom		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Approval of 2022 executive compensation on an advisory basis.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval, on an advisory basis, of the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	Approval of the Healthpeak Properties, Inc. 2023 Performance Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Ratification of the appointment of Deloitte & Touche LLP as Healthpeak Properties, Inc.'s independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,762		0	09-Apr-2023	09-Apr-2023
ABBOTT LABORATORIES
Security		002824100			Meeting Type			Annual
Ticker Symbol		ABT			Meeting Date			28-Apr-2023
ISIN		US0028241000			Agenda			935777865 - Management
Record Date		01-Mar-2023			Holding Recon Date			01-Mar-2023
City /	Country	/ United States			Vote Deadline			27-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: R. J. Alpern		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Director: C. Babineaux-Fontenot		Management	For	For		For	For
1c.	Election of Director: S. E. Blount		Management	For	For		For	For
1d.	Election of Director: R. B. Ford		Management	For	For		For	For
1e.	Election of Director: P. Gonzalez		Management	For	For		For	For
1f.	Election of Director: M. A. Kumbier		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: D. W. McDew		Management	For	For		For	For
1h.	Election of Director: N. McKinstry		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: M. G. O'Grady		Management	For	For		For	For
1j.	Election of Director: M. F. Roman		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: D. J. Starks		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director: J. G. Stratton		Management	For	For		For	For
2.	Ratification of Ernst & Young LLP As Auditors		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say on Pay - An Advisory Vote on the Approval of Executive Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Say When on Pay - An Advisory Vote on the Approval of the Frequency of Shareholder Votes on Executive Compensation		Management	1 Year	1 Year		For	For
5.	Shareholder Proposal - Special Shareholder Meeting Threshold		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.	Shareholder Proposal - Independent Board Chairman		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal - Lobbying Disclosure		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Shareholder Proposal - Incentive Compensation		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,305		0	13-Apr-2023	13-Apr-2023
ELI LILLY AND COMPANY
Security		532457108			Meeting Type			Annual
Ticker Symbol		LLY			Meeting Date			01-May-2023
ISIN		US5324571083			Agenda			935784769 - Management
Record Date		21-Feb-2023			Holding Recon Date			21-Feb-2023
City /	Country	/ United States			Vote Deadline			28-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve a three-year term: William G. Kaelin, Jr.		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Director to serve a three-year term: David A. Ricks		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1c.	Election of Director to serve a three-year term: Marschall S. Runge		Management	For	For		For	For
1d.	Election of Director to serve a three-year term: Karen Walker		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Approval, on an advisory basis, of the compensation paid to the company's named executive officers.		Management	For	For		For	For
3.	Advisory vote on frequency of future advisory votes on named executive officer compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Ernst & Young LLP as the independent auditor for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Approval of amendments to the company's Articles of Incorporation to eliminate the classified board structure.		Management	For	For		For	For
6.	Approval of amendments to the company's Articles of Incorporation to eliminate supermajority voting provisions.		Management	For	For		For	For
7.	Shareholder proposal to publish an annual report disclosing lobbying activities.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Shareholder proposal to eliminate supermajority voting requirements.		Shareholder	For	Against		Against	For

Comments: For the reasons stated below and in accordance with the Egan-Jones' Proxy Guidelines, we believe that the advantages of eliminating supermajority provisions outweigh the benefits of maintaining it as a voting standard. We believe that a simple majority vote will strengthen the Company's corporate governance practice. Contrary to supermajority voting, a simple majority standard will give the shareholders equal and fair representation in the Company by limiting the power of shareholders who own a large stake in the entity, therefore, paving way for a more meaningful voting outcome. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

9.
Shareholder proposal to establish and
report on a process by which the impact of
extended patent exclusivities on product
access would be considered in deciding
whether to apply for secondary and tertiary
patents.
			Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

10.	Shareholder proposal to report on risks of supporting abortion.		Shareholder	Against	Against		For	For

Comments: We do not believe that the review and report requested by this proposal are warranted or that the report would be informative to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

11.	Shareholder proposal to disclose lobbying activities and alignment with public policy positions and statements.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

12.	Shareholder proposal to report on effectiveness of the company's diversity, equity, and inclusion efforts.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

13.	Shareholder proposal to adopt a policy to require certain third-party organizations to annually report expenditures for political activities before Lilly contributes to an organization.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	331		0	25-Apr-2023	25-Apr-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	700		0	25-Apr-2023	25-Apr-2023
AFLAC INCORPORATED
Security		001055102			Meeting Type			Annual
Ticker Symbol		AFL			Meeting Date			01-May-2023
ISIN		US0010551028			Agenda			935785038 - Management
Record Date		21-Feb-2023			Holding Recon Date			21-Feb-2023
City /	Country	/ United States			Vote Deadline			28-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve until the next annual meeting: Daniel P. Amos		Management	For	For		For	For
1b.	Election of Director to serve until the next annual meeting: W. Paul Bowers		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director to serve until the next annual meeting: Arthur R. Collins		Management	For	For		For	For
1d.	Election of Director to serve until the next annual meeting: Miwako Hosoda		Management	For	For		For	For
1e.	Election of Director to serve until the next annual meeting: Thomas J. Kenny		Management	For	For		For	For
1f.	Election of Director to serve until the next annual meeting: Georgette D. Kiser		Management	For	For		For	For
1g.	Election of Director to serve until the next annual meeting: Karole F. Lloyd		Management	For	For		For	For
1h.	Election of Director to serve until the next annual meeting: Nobuchika Mori		Management	For	For		For	For
1i.	Election of Director to serve until the next annual meeting: Joseph L. Moskowitz		Management	For	For		For	For
1j.	Election of Director to serve until the next annual meeting: Barbara K. Rimer, DrPH		Management	For	For		For	For
1k.	Election of Director to serve until the next annual meeting: Katherine T. Rohrer		Management	For	For		For	For
2.
To consider the following non-binding
advisory proposal: "Resolved, on an
advisory basis, the shareholders of Aflac
Incorporated approve the compensation of
the named executive officers, as disclosed
pursuant to the compensation disclosure
rules of the Securities and Exchange
Commission, including the Compensation
Discussion and Analysis and accompanying
tables and narrative in the Notice of 2023
Annual Meeting of Shareholders and Proxy
Statement".
			Management	For	For		For	For
3.	Non-binding, advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	To consider and act upon the ratification of the appointment of KPMG LLP as independent registered public accounting firm of the Company for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	3,081		0	12-Apr-2023	12-Apr-2023
PAYCOM SOFTWARE, INC.
Security		70432V102			Meeting Type			Annual
Ticker Symbol		PAYC			Meeting Date			01-May-2023
ISIN		US70432V1026			Agenda			935812227 - Management
Record Date		15-Mar-2023			Holding Recon Date			15-Mar-2023
City /	Country	/ United States			Vote Deadline			28-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Class I director: Sharen J. Turney		Management	Withheld	For		Against	For

Comments: F20           Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such disapproval and that the Board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1.2	Election of Class I director: J.C. Watts, Jr.		Management	Withheld	For		Against	For

Comments: F20           Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such disapproval and that the Board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of the compensation of the Company's named executive officers.		Management	For	For		For	For
4.	Approval of the Paycom Software, Inc. 2023 Long-Term Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Approval of an amendment to the Company's Amended and Restated Certificate of Incorporation to limit the liability of certain officers of the Company.		Management	For	For		For	For
6.	Stockholder proposal to adopt a majority vote standard in uncontested director elections, if properly presented at the Annual Meeting.		Shareholder	For	Against		Against	For

Comments: For the reasons stated below and in accordance with the Egan-Jones' Proxy Guidelines, we believe that the advantages of eliminating supermajority provisions outweigh the benefits of maintaining it as a voting standard. We believe that a simple majority vote will strengthen the Company's corporate governance practice. Contrary to supermajority voting, a simple majority standard will give the shareholders equal and fair representation in the Company by limiting the power of shareholders who own a large stake in the entity, therefore, paving way for a more meaningful voting outcome. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	105		0	12-Apr-2023	12-Apr-2023
EVERGY, INC.
Security		30034W106			Meeting Type			Annual
Ticker Symbol		EVRG			Meeting Date			02-May-2023
ISIN		US30034W1062			Agenda			935779059 - Management
Record Date		01-Mar-2023			Holding Recon Date			01-Mar-2023
City /	Country	/ United States			Vote Deadline			01-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: David A. Campbell		Management	For	For		For	For
1b.	Election of Director: Thomas D. Hyde		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: B. Anthony Isaac		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Paul M. Keglevic		Management	For	For		For	For
1e.	Election of Director: Senator Mary L. Landrieu		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Sandra A.J. Lawrence		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Ann D. Murtlow		Management	For	For		For	For
1h.	Election of Director: Sandra J. Price		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Mark A. Ruelle		Management	For	For		For	For
1j.	Election of Director: James Scarola		Management	For	For		For	For
1k.	Election of Director: C. John Wilder		Management	For	For		For	For
2.	Approve the 2022 compensation of our named executive officers on an advisory non-binding basis.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value. Therefore, we recommend a vote AGAINST this
Proposal.

3.	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,306		0	18-Apr-2023	18-Apr-2023
RAYTHEON TECHNOLOGIES
Security		75513E101			Meeting Type			Annual
Ticker Symbol		RTX			Meeting Date			02-May-2023
ISIN		US75513E1010			Agenda			935780468 - Management
Record Date		07-Mar-2023			Holding Recon Date			07-Mar-2023
City /	Country	/ United States			Vote Deadline			01-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Tracy A. Atkinson		Management	For	For		For	For
1b.	Election of Director: Leanne G. Caret		Management	For	For		For	For
1c.	Election of Director: Bernard A. Harris, Jr.		Management	For	For		For	For
1d.	Election of Director: Gregory J. Hayes		Management	For	For		For	For
1e.	Election of Director: George R. Oliver		Management	For	For		For	For
1f.	Election of Director: Robert K. (Kelly) Ortberg		Management	For	For		For	For
1g.	Election of Director: Dinesh C. Paliwal		Management	For	For		For	For
1h.	Election of Director: Ellen M. Pawlikowski		Management	For	For		For	For
1i.	Election of Director: Denise L. Ramos		Management	For	For		For	For
1j.	Election of Director: Fredric G. Reynolds		Management	For	For		For	For
1k.	Election of Director: Brian C. Rogers		Management	For	For		For	For
1l.	Election of Director: James A. Winnefeld, Jr.		Management	For	For		For	For
1m.	Election of Director: Robert O. Work		Management	For	For		For	For
2.	Advisory Vote to Approve Executive Compensation		Management	For	For		For	For
3.	Advisory Vote on the Frequency of Shareowner Votes on Named Executive Officer Compensation		Management	1 Year	1 Year		For	For
4.	Appoint PricewaterhouseCoopers LLP to Serve as Independent Auditor for 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Approve an Amendment to the Restated Certificate of Incorporation to Repeal Article Ninth		Management	For	For		For	For
6.	Approve an Amendment to the Restated Certificate of Incorporation to Eliminate Personal Liability of Officers for Monetary Damages for Breach of Fiduciary Duty as an Officer		Management	For	For		For	For
7.	Shareowner Proposal Requesting the Board Adopt an Independent Board Chair Policy		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

8.	Shareowner Proposal Requesting a Report on Greenhouse Gas Reduction Plan		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,204		0	16-Apr-2023	16-Apr-2023
AMERICAN EXPRESS COMPANY
Security		025816109			Meeting Type			Annual
Ticker Symbol		AXP			Meeting Date			02-May-2023
ISIN		US0258161092			Agenda			935784808 - Management
Record Date		06-Mar-2023			Holding Recon Date			06-Mar-2023
City /	Country	/ United States			Vote Deadline			01-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a term of one year: Thomas J. Baltimore		Management	For	For		For	For
1b.	Election of Director for a term of one year: John J. Brennan		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director for a term of one year: Peter Chernin		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director for a term of one year: Walter J. Clayton III		Management	For	For		For	For
1e.	Election of Director for a term of one year: Ralph de la Vega		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director for a term of one year: Theodore J. Leonsis		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director for a term of one year: Deborah P. Majoras		Management	For	For		For	For
1h.	Election of Director for a term of one year: Karen L. Parkhill		Management	For	For		For	For
1i.	Election of Director for a term of one year: Charles E. Phillips		Management	For	For		For	For
1j.	Election of Director for a term of one year: Lynn A. Pike		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director for a term of one year: Stephen J. Squeri		Management	For	For		For	For
1l.	Election of Director for a term of one year: Daniel L. Vasella		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1m.	Election of Director for a term of one year: Lisa W. Wardell		Management	For	For		For	For
1n.	Election of Director for a term of one year: Christopher D. Young		Management	For	For		For	For
2.	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, on an advisory basis, of the Company's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory resolution to approve the frequency of future advisory say-on-pay votes.		Management	1 Year	1 Year		For	For
5.	Shareholder proposal relating to shareholder ratification of excessive termination pay.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal relating to abortion & consumer data privacy.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and potential legal risk by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	484		0	17-Apr-2023	17-Apr-2023
PACKAGING CORPORATION OF AMERICA
Security		695156109			Meeting Type			Annual
Ticker Symbol		PKG			Meeting Date			02-May-2023
ISIN		US6951561090			Agenda			935787397 - Management
Record Date		14-Mar-2023			Holding Recon Date			14-Mar-2023
City /	Country	/ United States			Vote Deadline			01-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Cheryl K. Beebe		Management	For	For		For	For
1b.	Election of Director: Duane C. Farrington		Management	For	For		For	For
1c.	Election of Director: Donna A. Harman		Management	For	For		For	For
1d.	Election of Director: Mark W. Kowlzan		Management	Against	For		Against	For

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1e.	Election of Director: Robert C. Lyons		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Thomas P. Maurer		Management	For	For		For	For
1g.	Election of Director: Samuel M. Mencoff		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Roger B. Porter		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Thomas S. Souleles		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Paul T. Stecko		Management	For	For		For	For
2.	Proposal to ratify appointment of KPMG LLP as our auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Proposal to approve our executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value. Therefore, we recommend a vote AGAINST this
Proposal.

4.	Proposal on the frequency of the vote on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	567		0	16-Apr-2023	16-Apr-2023
BRISTOL-MYERS SQUIBB COMPANY
Security		110122108			Meeting Type			Annual
Ticker Symbol		BMY			Meeting Date			02-May-2023
ISIN		US1101221083			Agenda			935788286 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			01-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Peter J. Arduini		Management	For	For		For	For
1B.	Election of Director: Deepak L. Bhatt, M.D., M.P.H.		Management	For	For		For	For
1C.	Election of Director: Giovanni Caforio, M.D.		Management	For	For		For	For
1D.	Election of Director: Julia A. Haller, M.D.		Management	For	For		For	For
1E.	Election of Director: Manuel Hidalgo Medina, M.D., Ph.D.		Management	For	For		For	For
1F.	Election of Director: Paula A. Price		Management	For	For		For	For
1G.	Election of Director: Derica W. Rice		Management	For	For		For	For
1H.	Election of Director: Theodore R. Samuels		Management	For	For		For	For
1I.	Election of Director: Gerald L. Storch		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Karen H. Vousden, Ph.D.		Management	For	For		For	For
1K.	Election of Director: Phyllis R. Yale		Management	For	For		For	For
2.	Advisory Vote to Approve the Compensation of our Named Executive Officers.		Management	For	For		For	For
3.	Advisory Vote on the Frequency of the Advisory Vote on the Compensation of our Named Executive Officers.		Management	1 Year	1 Year		For	For
4.	Ratification of the Appointment of an Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal on the Adoption of a Board Policy that the Chairperson of the Board be an Independent Director.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal on Workplace Non- Discrimination Audit.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal on Special Shareholder Meeting Improvement.		Shareholder	For	Against		Against	For

Comments: We believe that approval of this proposal will ensure that all shares will have the right to call for a special meeting. After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,524		0	17-Apr-2023	17-Apr-2023
MGM RESORTS INTERNATIONAL
Security		552953101			Meeting Type			Annual
Ticker Symbol		MGM			Meeting Date			02-May-2023
ISIN		US5529531015			Agenda			935791788 - Management
Record Date		09-Mar-2023			Holding Recon Date			09-Mar-2023
City /	Country	/ United States			Vote Deadline			01-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Barry Diller		Management	For	For		For	For
1b.	Election of Director: Alexis M. Herman		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: William J. Hornbuckle		Management	For	For		For	For
1d.	Election of Director: Mary Chris Jammet		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Joey Levin		Management	For	For		For	For
1f.	Election of Director: Rose McKinney-James		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Keith A. Meister		Management	For	For		For	For
1h.	Election of Director: Paul Salem		Management	For	For		For	For
1i.	Election of Director: Jan G. Swartz		Management	For	For		For	For
1j.	Election of Director: Daniel J. Taylor		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Ben Winston		Management	For	For		For	For
2.	To ratify the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory basis, the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To approve, on an advisory basis, the frequency with which the Company conducts advisory votes on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,090		0	14-Apr-2023	14-Apr-2023
CF INDUSTRIES HOLDINGS, INC.
Security		125269100			Meeting Type			Annual
Ticker Symbol		CF			Meeting Date			03-May-2023
ISIN		US1252691001			Agenda			935783616 - Management
Record Date		10-Mar-2023			Holding Recon Date			10-Mar-2023
City /	Country	/ United States			Vote Deadline			02-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Javed Ahmed		Management	For	For		For	For
1b.	Election of Director: Robert C. Arzbaecher		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: Deborah L. DeHaas		Management	For	For		For	For
1d.	Election of Director: John W. Eaves		Management	For	For		For	For
1e.	Election of Director: Stephen J. Hagge		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Jesus Madrazo Yris		Management	For	For		For	For
1g.	Election of Director: Anne P. Noonan		Management	For	For		For	For
1h.	Election of Director: Michael J. Toelle		Management	For	For		For	For
1i.	Election of Director: Theresa E. Wagler		Management	For	For		For	For
1j.	Election of Director: Celso L. White		Management	For	For		For	For
1k.	Election of Director: W. Anthony Will		Management	For	For		For	For
2.	Advisory vote to approve the compensation of CF Industries Holdings, Inc.'s named executive officers.		Management	For	For		For	For
3.	Advisory vote on the frequency of future advisory votes to approve the compensation of CF Industries Holdings, Inc.'s named executive officers.		Management	1 Year	1 Year		For	For
4.
Approval and adoption of an amendment
and restatement of CF Industries Holdings,
Inc.'s certificate of incorporation to limit the
liability of certain officers and make various
conforming and technical revisions.
			Management	For	For		For	For
5.	Ratification of the selection of KPMG LLP as CF Industries Holdings, Inc.'s independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

6.	Shareholder proposal regarding an independent board chair, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	399		0	20-Apr-2023	20-Apr-2023
PEPSICO, INC.
Security		713448108			Meeting Type			Annual
Ticker Symbol		PEP			Meeting Date			03-May-2023
ISIN		US7134481081			Agenda			935784795 - Management
Record Date		01-Mar-2023			Holding Recon Date			01-Mar-2023
City /	Country	/ United States			Vote Deadline			02-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Segun Agbaje		Management	For	For		For	For
1b.	Election of Director: Jennifer Bailey		Management	For	For		For	For
1c.	Election of Director: Cesar Conde		Management	For	For		For	For
1d.	Election of Director: Ian Cook		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: Edith W. Cooper		Management	For	For		For	For
1f.	Election of Director: Susan M. Diamond		Management	For	For		For	For
1g.	Election of Director: Dina Dublon		Management	For	For		For	For
1h.	Election of Director: Michelle Gass		Management	For	For		For	For
1i.	Election of Director: Ramon L. Laguarta		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1j.	Election of Director: Dave J. Lewis		Management	For	For		For	For
1k.	Election of Director: David C. Page		Management	For	For		For	For
1l.	Election of Director: Robert C. Pohlad		Management	For	For		For	For
1m.	Election of Director: Daniel Vasella		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1n.	Election of Director: Darren Walker		Management	For	For		For	For
1o.	Election of Director: Alberto Weisser		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of the Company's executive compensation		Management	For	For		For	For
4.	Advisory vote on frequency of future shareholder advisory approval of the Company's executive compensation.		Management	1 Year	1 Year		For	For
5.	Shareholder Proposal - Independent Board Chair.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal - Global Transparency Report.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its charitable and political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Shareholder Proposal - Report on Impacts of Reproductive Healthcare Legislation		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

8.	Shareholder Proposal - Congruency Report on Net-Zero Emissions Policies.		Shareholder	Against	Against		For	For

Comments: We do not believe that the review and report requested by this proposal are warranted or that the report would be informative to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	757		0	25-Apr-2023	25-Apr-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,000		0	25-Apr-2023	25-Apr-2023
PHILIP MORRIS INTERNATIONAL INC.
Security		718172109			Meeting Type			Annual
Ticker Symbol		PM			Meeting Date			03-May-2023
ISIN		US7181721090			Agenda			935785040 - Management
Record Date		10-Mar-2023			Holding Recon Date			10-Mar-2023
City /	Country	/ United States			Vote Deadline			02-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Brant Bonin Bough		Management	For	For		For	For
1b.	Election of Director: André Calantzopoulos		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1c.	Election of Director: Michel Combes		Management	For	For		For	For
1d.	Election of Director: Juan José Daboub		Management	For	For		For	For
1e.	Election of Director: Werner Geissler		Management	For	For		For	For
1f.	Election of Director: Lisa A. Hook		Management	For	For		For	For
1g.	Election of Director: Jun Makihara		Management	For	For		For	For
1h.	Election of Director: Kalpana Morparia		Management	For	For		For	For
1i.	Election of Director: Jacek Olczak		Management	For	For		For	For
1j.	Election of Director: Robert B. Polet		Management	For	For		For	For
1k.	Election of Director: Dessislava Temperley		Management	For	For		For	For
1l.	Election of Director: Shlomo Yanai		Management	For	For		For	For
2.	Advisory Vote Approving Executive Compensation		Management	For	For		For	For
3.	Advisory Vote on the Frequency of Future Say-On-Pay Votes, with the Board of Directors Recommending a Say-On-Pay Vote		Management	1 Year	1 Year		For	For
4.	Ratification of the Selection of Independent Auditors		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal to make nicotine level information available to customers and begin reducing nicotine levels		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	983		0	30-Apr-2023	30-Apr-2023
GENERAL ELECTRIC COMPANY
Security		369604301			Meeting Type			Annual
Ticker Symbol		GE			Meeting Date			03-May-2023
ISIN		US3696043013			Agenda			935786408 - Management
Record Date		07-Mar-2023			Holding Recon Date			07-Mar-2023
City /	Country	/ United States			Vote Deadline			02-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Stephen Angel		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Sébastien Bazin		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: H. Lawrence Culp, Jr.		Management	For	For		For	For
1d.	Election of Director: Edward Garden		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Isabella Goren		Management	For	For		For	For
1f.	Election of Director: Thomas Horton		Management	For	For		For	For
1g.	Election of Director: Catherine Lesjak		Management	For	For		For	For
1h.	Election of Director: Darren McDew		Management	For	For		For	For
1i.	Election of Director: Paula Rosput Reynolds		Management	For	For		For	For
1j.	Election of Director: Jessica Uhl		Management	For	For		For	For
2.	Advisory Approval of Our Named Executives' Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory Vote on the Frequency of Future Advisory Votes to Approve Our Named Executives' Compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of Deloitte as Independent Auditor for 2023.		Management	For	For		For	For
5.	Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Sale of the Company.		Shareholder	Against	Against		For	For

Comments: We do not believe that the sale of the Company as requested by this proposal is warranted.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Fiduciary Carbon-Emission Relevance Report.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Assess Energy-Related Asset Resilience.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,647		0	25-Apr-2023	25-Apr-2023
GILEAD SCIENCES, INC.
Security		375558103			Meeting Type			Annual
Ticker Symbol		GILD			Meeting Date			03-May-2023
ISIN		US3755581036			Agenda			935788438 - Management
Record Date		15-Mar-2023			Holding Recon Date			15-Mar-2023
City /	Country	/ United States			Vote Deadline			02-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Jacqueline K. Barton, Ph.D.		Management	For	For		For	For
1b.	Election of Director: Jeffrey A. Bluestone, Ph.D.		Management	For	For		For	For
1c.	Election of Director: Sandra J. Horning, M.D.		Management	For	For		For	For
1d.	Election of Director: Kelly A. Kramer		Management	For	For		For	For
1e.	Election of Director: Kevin E. Lofton		Management	For	For		For	For
1f.	Election of Director: Harish Manwani		Management	For	For		For	For
1g.	Election of Director: Daniel P. O'Day		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1h.	Election of Director: Javier J. Rodriguez		Management	For	For		For	For
1i.	Election of Director: Anthony Welters		Management	For	For		For	For
2.	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory basis, the compensation of our Named Executive Officers as presented in the Proxy Statement.		Management	For	For		For	For
4.	To approve, on an advisory basis, the frequency of future advisory stockholder votes on executive compensation.		Management	1 Year	1 Year		For	For
5.	To approve an amendment and restatement of the Gilead Sciences, Inc. Employee Stock Purchase Plan and the Gilead Sciences, Inc. International Employee Stock Purchase Plan.		Management	For	For		For	For
6.	To vote on a stockholder proposal, if properly presented at the meeting, requesting the Board implement a process to nominate at least one more candidate than the number of directors to be elected.		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

7.
To vote on a stockholder proposal, if
properly presented at the meeting,
requesting the Board amend the company
governing documents to give street name
shares and non-street name shares an
equal right to call a special stockholder
meeting.
			Shareholder	For	Against		Against	For

Comments: We believe that approval of this proposal will ensure that all shares will have the right to call for a special meeting. After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

8.
To vote on a stockholder proposal, if
properly presented at the meeting,
requesting a report on a process by which
the impact of extended patent exclusivities
on product access would be considered in
deciding whether to apply for secondary
and tertiary patents.
			Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	795		0	26-Apr-2023	26-Apr-2023
S&P GLOBAL INC.
Security		78409V104			Meeting Type			Annual
Ticker Symbol		SPGI			Meeting Date			03-May-2023
ISIN		US78409V1044			Agenda			935790445 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			02-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Marco Alverà		Management	For	For		For	For
1B.	Election of Director: Jacques Esculier		Management	For	For		For	For
1C.	Election of Director: Gay Huey Evans		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: William D. Green		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Stephanie C. Hill		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Rebecca Jacoby		Management	For	For		For	For
1G.	Election of Director: Robert P. Kelly		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Ian P. Livingston		Management	For	For		For	For
1I.	Election of Director: Deborah D. McWhinney		Management	For	For		For	For
1J.	Election of Director: Maria R. Morris		Management	For	For		For	For
1K.	Election of Director: Douglas L. Peterson		Management	For	For		For	For
1L.	Election of Director: Richard E. Thornburgh		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1M.	Election of Director: Gregory Washington		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Approve, on an advisory basis, the executive compensation program for the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approve, on an advisory basis, the frequency on which the Company conducts an advisory vote on the executive compensation program for the Company's named executive officers.		Management	1 Year	1 Year		For	For
4.	Ratify the appointment of Ernst & Young LLP as the Company's independent auditor for 2023;		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	358		0	24-Apr-2023	24-Apr-2023
POOL CORPORATION
Security		73278L105			Meeting Type			Annual
Ticker Symbol		POOL			Meeting Date			03-May-2023
ISIN		US73278L1052			Agenda			935797425 - Management
Record Date		15-Mar-2023			Holding Recon Date			15-Mar-2023
City /	Country	/ United States			Vote Deadline			02-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Peter D. Arvan		Management	For	For		For	For
1b.	Election of Director: Martha "Marty" S. Gervasi		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: James "Jim" D. Hope		Management	For	For		For	For
1d.	Election of Director: Debra S. Oler		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Manuel J. Perez de la Mesa		Management	For	For		For	For
1f.	Election of Director: Carlos A. Sabater		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Robert C. Sledd		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: John E. Stokely		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: David G. Whalen		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of the retention of Ernst & Young LLP, certified public accountants, as our independent registered public accounting firm for the 2023 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say-on-pay vote: Advisory vote to approve the compensation of our named executive officers as disclosed in the proxy statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Frequency vote: Advisory vote on frequency of future Say-on-pay votes.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	99		0	18-Apr-2023	18-Apr-2023
ARCHER-DANIELS-MIDLAND COMPANY
Security		039483102			Meeting Type			Annual
Ticker Symbol		ADM			Meeting Date			04-May-2023
ISIN		US0394831020			Agenda			935782335 - Management
Record Date		09-Mar-2023			Holding Recon Date			09-Mar-2023
City /	Country	/ United States			Vote Deadline			03-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: M.S. Burke		Management	For	For		For	For
1b.	Election of Director: T. Colbert		Management	For	For		For	For
1c.	Election of Director: J.C. Collins, Jr.		Management	For	For		For	For
1d.	Election of Director: T.K. Crews		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: E. de Brabander		Management	For	For		For	For
1f.	Election of Director: S.F. Harrison		Management	For	For		For	For
1g.	Election of Director: J.R. Luciano		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1h.	Election of Director: P.J. Moore		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: D.A. Sandler		Management	For	For		For	For
1j.	Election of Director: L.Z. Schlitz		Management	For	For		For	For
1k.	Election of Director: K.R. Westbrook		Management	For	For		For	For
2.	Ratify the appointment of Ernst & Young LLP as independent auditors for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote on Executive Compensation.		Management	For	For		For	For
4.	Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation.		Management	1 Year	1 Year		For	For
5.	Stockholder Proposal Regarding an Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	673		0	24-Apr-2023	24-Apr-2023
DUKE ENERGY CORPORATION
Security		26441C204			Meeting Type			Annual
Ticker Symbol		DUK			Meeting Date			04-May-2023
ISIN		US26441C2044			Agenda			935783440 - Management
Record Date		06-Mar-2023			Holding Recon Date			06-Mar-2023
City /	Country	/ United States			Vote Deadline			03-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Derrick Burks		Management	For	For		For	For
1b.	Election of Director: Annette K. Clayton		Management	For	For		For	For
1c.	Election of Director: Theodore F. Craver, Jr.		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: Robert M. Davis		Management	For	For		For	For
1e.	Election of Director: Caroline Dorsa		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	Election of Director: W. Roy Dunbar		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: Nicholas C. Fanandakis		Management	For	For		For	For
1h.	Election of Director: Lynn J. Good		Management	For	For		For	For
1i.	Election of Director: John T. Herron		Management	For	For		For	For
1j.	Election of Director: Idalene F. Kesner		Management	For	For		For	For
1k.	Election of Director: E. Marie McKee		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1l.	Election of Director: Michael J. Pacilio		Management	For	For		For	For
1m.	Election of Director: Thomas E. Skains		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1n.	Election of Director: William E. Webster, Jr.		Management	For	For		For	For
2.	Ratification of Deloitte & Touche LLP as Duke Energy's independent registered public accounting firm for 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve Duke Energy's named executive officer compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote on the frequency of an advisory vote on executive compensation		Management	1 Year	1 Year		For	For
5.	Approval of the Duke Energy Corporation 2023 Long-Term Incentive Plan		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	Shareholder proposal regarding simple majority vote		Shareholder	For	None			For
7.	Shareholder proposal regarding formation of committee to evaluate decarbonization risk		Shareholder	Against	Against		For	For

Comments: We believe that approval of the proposal would be of limited usefulness to shareholders and management and duplicative of past and ongoing Company and regulatory activities. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	918		0	01-May-2023	01-May-2023
UNITED PARCEL SERVICE, INC.
Security		911312106			Meeting Type			Annual
Ticker Symbol		UPS			Meeting Date			04-May-2023
ISIN		US9113121068			Agenda			935783894 - Management
Record Date		09-Mar-2023			Holding Recon Date			09-Mar-2023
City /	Country	/ United States			Vote Deadline			03-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve until 2024 annual meeting: Carol B. Tomé		Management	For	For		For	For
1b.	Election of Director to serve until 2024 annual meeting: Rodney C. Adkins		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director to serve until 2024 annual meeting: Eva C. Boratto		Management	For	For		For	For
1d.	Election of Director to serve until 2024 annual meeting: Michael J. Burns		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director to serve until 2024 annual meeting: Wayne M. Hewett		Management	For	For		For	For
1f.	Election of Director to serve until 2024 annual meeting: Angela Hwang		Management	For	For		For	For
1g.	Election of Director to serve until 2024 annual meeting: Kate E. Johnson		Management	For	For		For	For
1h.	Election of Director to serve until 2024 annual meeting: William R. Johnson		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director to serve until 2024 annual meeting: Franck J. Moison		Management	For	For		For	For
1j.	Election of Director to serve until 2024 annual meeting: Christiana Smith Shi		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director to serve until 2024 annual meeting: Russell Stokes		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director to serve until 2024 annual meeting: Kevin Warsh		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To approve on an advisory basis named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To approve on an advisory basis the frequency of future advisory votes on named executive officer compensation.		Management	1 Year	1 Year		For	For
4.	To ratify the appointment of Deloitte & Touche LLP as UPS's independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	To reduce the voting power of UPS class A stock from 10 votes per share to one vote per share.		Shareholder	For	Against		Against	For

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	To adopt independently verified science- based greenhouse gas emissions reduction targets.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

7.	To prepare a report on integrating GHG emissions reductions targets into executive compensation.		Shareholder	For	Against		Against	For

Comments: We believe that the alignment of a corporate climate transition strategy with executive compensation metrics and incentives is in the best interests of the Company and its shareholders. As such, we recommend a vote FOR this Proposal.

8.	To prepare a report on addressing the impact of UPS's climate change strategy on relevant stakeholders consistent with the "Just Transition" guidelines.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	To prepare a report on risks or costs caused by state policies restricting reproductive rights.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. As such, in accordance with Egan-Jones
Proxy Guidelines, we recommend a vote AGAINST this Proposal.

10.	To prepare a report on the impact of UPS's DE&I policies on civil rights, non- discrimination and returns to merit, and the company's business.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	To prepare an annual report on the effectiveness of UPS's diversity, equity and inclusion efforts.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	668		0	01-May-2023	01-May-2023
BOSTON SCIENTIFIC CORPORATION
Security		101137107			Meeting Type			Annual
Ticker Symbol		BSX			Meeting Date			04-May-2023
ISIN		US1011371077			Agenda			935784860 - Management
Record Date		10-Mar-2023			Holding Recon Date			10-Mar-2023
City /	Country	/ United States			Vote Deadline			03-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Nelda J. Connors		Management	For	For		For	For
1b.	Election of Director: Charles J. Dockendorff		Management	For	For		For	For
1c.	Election of Director: Yoshiaki Fujimori		Management	For	For		For	For
1d.	Election of Director: Edward J. Ludwig		Management	For	For		For	For
1e.	Election of Director: Michael F. Mahoney		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1f.	Election of Director: David J. Roux		Management	For	For		For	For
1g.	Election of Director: John E. Sununu		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: David S. Wichmann		Management	For	For		For	For
1i.	Election of Director: Ellen M. Zane		Management	For	For		For	For
2.	To approve, on a non-binding, advisory basis, the compensation of our named executive officers.		Management	For	For		For	For
3.	To approve, on a non-binding, advisory basis, the frequency of future advisory votes on the compensation of our named executive officers.		Management	1 Year	1 Year		For	For
4.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the 2023 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	4,113		0	20-Apr-2023	20-Apr-2023
CAPITAL ONE FINANCIAL CORPORATION
Security		14040H105			Meeting Type			Annual
Ticker Symbol		COF			Meeting Date			04-May-2023
ISIN		US14040H1059			Agenda			935786155 - Management
Record Date		08-Mar-2023			Holding Recon Date			08-Mar-2023
City /	Country	/ United States			Vote Deadline			03-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Richard D. Fairbank		Management	Against	For		Against	For

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1b.	Election of Director: Ime Archibong		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1c.	Election of Director: Christine Detrick		Management	For	For		For	For
1d.	Election of Director: Ann Fritz Hackett		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: Peter Thomas Killalea		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	Election of Director: Cornelis "Eli" Leenaars		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: François Locoh-Donou		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	Election of Director: Peter E. Raskind		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i	Election of Director: Eileen Serra		Management	For	For		For	For
1j.	Election of Director: Mayo A. Shattuck III		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director: Bradford H. Warner		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1l.	Election of Director: Craig Anthony Williams		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Approval of amendments to Capital One Financial Corporation's Restated Certificate of Incorporation to remove remaining supermajority voting requirements and references to Signet Banking Corporation.		Management	For	For		For	For
3.	Advisory vote on frequency of holding an advisory vote to approve our Named Executive Officer compensation ("Say When On Pay").		Management	1 Year	1 Year		For	For
4.	Advisory vote on our Named Executive Officer compensation ("Say on Pay").		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Approval and adoption of the Capital One Financial Corporation Seventh Amended and Restated 2004 Stock Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	Ratification of the selection of Ernst & Young LLP as independent registered public accounting firm of Capital One for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

7.	Stockholder proposal requesting a simple majority vote.		Shareholder	For	Against		Against	For

Comments: We believe that a simple majority vote will strengthen the Company's corporate governance practice. Contrary to supermajority voting, a simple majority standard will give the shareholders equal and fair representation in the Company by limiting the power of shareholders who own a large stake in the entity, therefore, paving way for a more meaningful voting outcome. As such, we recommend a vote FOR this Proposal.

8.	Stockholder proposal requesting a report on Board oversight of risks related to discrimination.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will allow the Company to protect the Company's brand value and reputation on diversity issues. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Stockholder proposal requesting a Board skills and diversity matrix.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	630		0	25-Apr-2023	25-Apr-2023
PROLOGIS, INC.
Security		74340W103			Meeting Type			Annual
Ticker Symbol		PLD			Meeting Date			04-May-2023
ISIN		US74340W1036			Agenda			935786814 - Management
Record Date		07-Mar-2023			Holding Recon Date			07-Mar-2023
City /	Country	/ United States			Vote Deadline			03-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Hamid R. Moghadam		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Cristina G. Bita		Management	For	For		For	For
1c.	Election of Director: James B. Connor		Management	For	For		For	For
1d.	Election of Director: George L. Fotiades		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Lydia H. Kennard		Management	For	For		For	For
1f.	Election of Director: Irving F. Lyons III		Management	For	For		For	For
1g.	Election of Director: Avid Modjtabai		Management	For	For		For	For
1h.	Election of Director: David P. O'Connor		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Olivier Piani		Management	For	For		For	For
1j.	Election of Director: Jeffrey L. Skelton		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director: Carl B. Webb		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory Vote to Approve the Company's Executive Compensation for 2022.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory Vote on the Frequency of Future Advisory Votes on the Company's Executive Compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the Appointment of KPMG LLP as the Company's Independent Registered Public Accounting Firm for the Year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	435		0	24-Apr-2023	24-Apr-2023
CME GROUP INC.
Security		12572Q105			Meeting Type			Annual
Ticker Symbol		CME			Meeting Date			04-May-2023
ISIN		US12572Q1058			Agenda			935788034 - Management
Record Date		06-Mar-2023			Holding Recon Date			06-Mar-2023
City /	Country	/ United States			Vote Deadline			03-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Equity Director: Terrence A. Duffy		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Equity Director: Kathryn Benesh		Management	For	For		For	For
1c.	Election of Equity Director: Timothy S. Bitsberger		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Equity Director: Charles P. Carey		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Equity Director: Bryan T. Durkin		Management	For	For		For	For
1f.	Election of Equity Director: Harold Ford Jr.		Management	For	For		For	For
1g.	Election of Equity Director: Martin J. Gepsman		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Equity Director: Larry G. Gerdes		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Equity Director: Daniel R. Glickman		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Equity Director: Daniel G. Kaye		Management	For	For		For	For
1k.	Election of Equity Director: Phyllis M. Lockett		Management	For	For		For	For
1l.	Election of Equity Director: Deborah J. Lucas		Management	For	For		For	For
1m.	Election of Equity Director: Terry L. Savage		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1n.	Election of Equity Director: Rahael Seifu		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1o.	Election of Equity Director: William R. Shepard		Management	For	For		For	For
1p.	Election of Equity Director: Howard J. Siegel		Management	For	For		For	For
1q.	Election of Equity Director: Dennis A. Suskind		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote on the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote on the frequency of future advisory votes on the compensation of our named executive officers.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	507		0	24-Apr-2023	24-Apr-2023
CADENCE DESIGN SYSTEMS, INC.
Security		127387108			Meeting Type			Annual
Ticker Symbol		CDNS			Meeting Date			04-May-2023
ISIN		US1273871087			Agenda			935794126 - Management
Record Date		06-Mar-2023			Holding Recon Date			06-Mar-2023
City /	Country	/ United States			Vote Deadline			03-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Mark W. Adams		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1b.	Election of Director: Ita Brennan		Management	For	For		For	For
1c.	Election of Director: Lewis Chew		Management	For	For		For	For
1d.	Election of Director: Anirudh Devgan		Management	For	For		For	For
1e.	Election of Director: ML Krakauer		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1f.	Election of Director: Julia Liuson		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: James D. Plummer		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Alberto Sangiovanni- Vincentelli		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: John B. Shoven		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19           Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1j.	Election of Director: Young K. Sohn		Management	For	For		For	For
2.	To approve the amendment of the Omnibus Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To vote on an advisory resolution to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To vote on the frequency of the advisory vote on named executive officer compensation.		Management	1 Year	1 Year		For	For
5.	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Cadence for its fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

6.	Stockholder proposal to remove the one- year holding period requirement to call a special stockholder meeting.		Shareholder	Against	Against		For	For
Comments: We believe that the proposal is not advisable and not favorable to the shareholders. As such, we recommend a vote AGAINST this Resolution.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	771		0	30-Apr-2023	30-Apr-2023
ABBVIE INC.
Security		00287Y109			Meeting Type			Annual
Ticker Symbol		ABBV			Meeting Date			05-May-2023
ISIN		US00287Y1091			Agenda			935786484 - Management
Record Date		06-Mar-2023			Holding Recon Date			06-Mar-2023
City /	Country	/ United States			Vote Deadline			04-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Class II Director: Robert J. Alpern		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Class II Director: Melody B. Meyer		Management	For	For		For	For
1c.	Election of Class II Director: Frederick H. Waddell		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say on Pay - An advisory vote on the approval of executive compensation.		Management	For	For		For	For
4.	Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting.		Management	For	For		For	For
5.	Stockholder Proposal - to Implement Simple Majority Vote.		Shareholder	For	Against		Against	For

Comments: We believe that a simple majority vote will strengthen the Company's corporate governance practice. Contrary to supermajority voting, a simple majority standard will give the shareholders equal and fair representation in the Company by limiting the power of shareholders who own a large stake in the entity, therefore, paving way for a more meaningful voting outcome. As such, we recommend a vote FOR this Proposal.

6.	Stockholder Proposal - to Issue an Annual Report on Political Spending.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

7.	Stockholder Proposal - to Issue an Annual Report on Lobbying.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Stockholder Proposal - to Issue a Report on Patent Process.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,283		0	01-May-2023	01-May-2023
OCCIDENTAL PETROLEUM CORPORATION
Security		674599105			Meeting Type			Annual
Ticker Symbol		OXY			Meeting Date			05-May-2023
ISIN		US6745991058			Agenda			935786713 - Management
Record Date		10-Mar-2023			Holding Recon Date			10-Mar-2023
City /	Country	/ United States			Vote Deadline			04-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Vicky A. Bailey		Management	For	For		For	For
1b.	Election of Director: Andrew Gould		Management	For	For		For	For
1c.	Election of Director: Carlos M. Gutierrez		Management	For	For		For	For
1d.	Election of Director: Vicki Hollub		Management	For	For		For	For
1e.	Election of Director: William R. Klesse		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Jack B. Moore		Management	Against	For		Against	For

Comments: F3             Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines, the Chairman, being responsible for the leadership of the
Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1g.	Election of Director: Claire O'Neill		Management	For	For		For	For
1h.	Election of Director: Avedick B. Poladian		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Ken Robinson		Management	For	For		For	For
1j.	Election of Director: Robert M. Shearer		Management	For	For		For	For
2.	Advisory Vote on the Frequency of Future Advisory Votes to Approve Named Executive Officer Compensation.		Management	1 Year	1 Year		For	For
3.	Advisory Vote to Approve Named Executive Officer Compensation.		Management	For	For		For	For
4.	Ratification of Selection of KPMG as Occidental's Independent Auditor.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal Requesting an Independent Board Chairman Policy.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,349		0	25-Apr-2023	25-Apr-2023
BERKSHIRE HATHAWAY INC.
Security		084670702			Meeting Type			Annual
Ticker Symbol		BRKB			Meeting Date			06-May-2023
ISIN		US0846707026			Agenda			935785418 - Management
Record Date		08-Mar-2023			Holding Recon Date			08-Mar-2023
City /	Country	/ United States			Vote Deadline			05-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Warren E. Buffett		Withheld	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	2	Charles T. Munger		For	For		For	For
	3	Gregory E. Abel		For	For		For	For
	4	Howard G. Buffett		For	For		For	For
	5	Susan A. Buffett		For	For		For	For
	6	Stephen B. Burke		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Kenneth I. Chenault		For	For		For	For
	8	Christopher C. Davis		For	For		For	For
	9	Susan L. Decker		For	For		For	For
	10	Charlotte Guyman		For	For		For	For
	11	Ajit Jain		For	For		For	For
	12	Thomas S. Murphy, Jr.		For	For		For	For
	13	Ronald L. Olson		For	For		For	For
	14	Wallace R. Weitz		For	For		For	For
	15	Meryl B. Witmer		For	For		For	For
2.	Non-binding resolution to approve the compensation of the Company's Named Executive Officers, as described in the 2023 Proxy Statement.		Management	For	For		For	For
3.	Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the Company shall be entitled to have an advisory vote on executive compensation.		Management	1 Year	3 Years		Against	For

Comments: It is our opinion that an annual say-on-pay vote is the accepted standard for companies today and a requirement for good corporate governance. Furthermore, we believe that triennial advisory vote on executive compensation will hinder shareholders from providing the Company with direct input on their respective compensation philosophy, policies and practices as disclosed in the proxy statement. We do not concur with the current board's recommendation of a triennial ratification (non-binding vote) on this issue.
We recommend a vote AGAINST the option of triennial (every three years) as the frequency with which shareholders will be provided an advisory vote on executive compensation.

4.	Shareholder proposal regarding how the Company manages physical and transitional climate related risks and opportunities.		Shareholder	For	Against		Against	For

Comments: We believe that the report on climate change will develop new methods that can be applied globally when sufficient observations exist. Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	Shareholder proposal regarding how climate related risks are being governed by the Company.		Shareholder	For	Against		Against	For

Comments: We believe that the report on climate change will develop new methods that can be applied globally when sufficient observations exist. Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal regarding how the Company intends to measure, disclose and reduce GHG emissions associated with its underwriting, insuring and investment activities.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this
Proposal.

7.	Shareholder proposal regarding the reporting on the effectiveness of the Corporation's diversity, equity and inclusion efforts.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging workforce. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	Shareholder proposal regarding the adoption of a policy requiring that two separate people hold the offices of the Chairman and the CEO.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

9.	Shareholder proposal requesting that the Company avoid supporting or taking a public policy position on controversial social and political issues.		Shareholder	Against	Against		For	For
Comments: We believe that approval of the proposal is not in the best interests of the Company and its shareholders. We recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	373		0	03-May-2023	03-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,230		0	03-May-2023	03-May-2023
PARAMOUNT GLOBAL
Security		92556H206			Meeting Type			Annual
Ticker Symbol		PARA			Meeting Date			08-May-2023
ISIN		US92556H2067			Agenda			935791372 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			05-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	Non-Voting agenda		Management	Abstain	None			For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,811		0	02-May-2023	02-May-2023
3M COMPANY
Security		88579Y101			Meeting Type			Annual
Ticker Symbol		MMM			Meeting Date			09-May-2023
ISIN		US88579Y1010			Agenda			935791550 - Management
Record Date		14-Mar-2023			Holding Recon Date			14-Mar-2023
City /	Country	/ United States			Vote Deadline			08-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a term of one year: Thomas "Tony" K. Brown		Management	For	For		For	For
1b.	Election of Director for a term of one year: Anne H. Chow		Management	For	For		For	For
1c.	Election of Director for a term of one year: David B. Dillon		Management	For	For		For	For
1d.	Election of Director for a term of one year: Michael L. Eskew		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director for a term of one year: James R. Fitterling		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director for a term of one year: Amy E. Hood		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director for a term of one year: Suzan Kereere		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director for a term of one year: Gregory R. Page		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director for a term of one year: Pedro J. Pizarro		Management	For	For		For	For
1j.	Election of Director for a term of one year: Michael F. Roman		Management	For	For		For	For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as 3M's independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns/Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory approval on the frequency of advisory votes on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	994		0	03-May-2023	03-May-2023
PENTAIR PLC
Security		G7S00T104			Meeting Type			Annual
Ticker Symbol		PNR			Meeting Date			09-May-2023
ISIN		IE00BLS09M33			Agenda			935791601 - Management
Record Date		10-Mar-2023			Holding Recon Date			10-Mar-2023
City /	Country	/ United Kingdom			Vote Deadline			05-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Re-election of director: Mona Abutaleb Stephenson		Management	For	For		For	For
1b.	Re-election of director: Melissa Barra		Management	For	For		For	For
1c.	Re-election of director: T. Michael Glenn		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Re-election of director: Theodore L. Harris		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Re-election of director: David A. Jones		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1f.	Re-election of director: Gregory E. Knight		Management	For	For		For	For
1g.	Re-election of director: Michael T. Speetzen		Management	For	For		For	For
1h.	Re-election of director: John L. Stauch		Management	For	For		For	For
1i.	Re-election of director: Billie I. Williamson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To approve, by nonbinding, advisory vote, the compensation of the named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To approve, by nonbinding, advisory vote, the frequency of future advisory votes on the compensation of the named executive officers.		Management	1 Year	1 Year		For	For
4.
To ratify, by nonbinding, advisory vote, the
appointment of Deloitte & Touche LLP as
the independent auditor of Pentair plc and
to authorize, by binding vote, the Audit and
Finance Committee of the Board of
Directors to set the auditor's remuneration.
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

5.	To authorize the Board of Directors to allot new shares under Irish law.		Management	For	For		For	For
6.	To authorize the Board of Directors to opt- out of statutory preemption rights under Irish law (Special Resolution).		Management	For	For		For	For
7.	To authorize the price range at which Pentair plc can re-allot shares it holds as treasury shares under Irish law (Special Resolution).		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,862		0	01-May-2023	01-May-2023
DANAHER CORPORATION
Security		235851102			Meeting Type			Annual
Ticker Symbol		DHR			Meeting Date			09-May-2023
ISIN		US2358511028			Agenda			935795510 - Management
Record Date		10-Mar-2023			Holding Recon Date			10-Mar-2023
City /	Country	/ United States			Vote Deadline			08-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Rainer M. Blair		Management	For	For		For	For
1b.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Feroz Dewan		Management	For	For		For	For
1c.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Linda Filler		Management	For	For		For	For
1d.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Teri List		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Walter G. Lohr, Jr.		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Jessica L. Mega, MD, MPH		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Mitchell P. Rales		Management	For	For		For	For
1h.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Steven M. Rales		Management	For	For		For	For
1i.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Pardis C. Sabeti, MD, D. PHIL		Management	For	For		For	For
1j.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: A. Shane Sanders		Management	For	For		For	For
1k.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: John T. Schwieters		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1l.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Alan G. Spoon		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1m.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Raymond C. Stevens, Ph.D		Management	For	For		For	For
1n.	Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Elias A. Zerhouni, MD		Management	For	For		For	For
2.	To ratify the selection of Ernst & Young LLP as Danaher's independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve on an advisory basis the Company's named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To hold an advisory vote relating to the frequency of future shareholder advisory votes on the Company's executive officer compensation.		Management	1 Year	1 Year		For	For
5.	To act upon a shareholder proposal requesting adoption of a policy separating the chair and CEO roles and requiring an independent Board Chair whenever possible.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	To act upon a shareholder proposal requesting a report to shareholders on the effectiveness of the Company's diversity, equity and inclusion efforts.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise, and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders. As such, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	856		0	01-May-2023	01-May-2023
STRYKER CORPORATION
Security		863667101			Meeting Type			Annual
Ticker Symbol		SYK			Meeting Date			10-May-2023
ISIN		US8636671013			Agenda			935785444 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			09-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Mary K. Brainerd		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Giovanni Caforio, M.D.		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Srikant M. Datar, Ph.D.		Management	For	For		For	For
1d.	Election of Director: Allan C. Golston		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Kevin A. Lobo (Chair of the Board, Chief Executive Officer and President)		Management	For	For		For	For
1f.	Election of Director: Sherilyn S. McCoy (Lead Independent Director)		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Andrew K. Silvernail		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Lisa M. Skeete Tatum		Management	For	For		For	For
1i.	Election of Director: Ronda E. Stryker		Management	Against	For		Against	For

Comments: F11           Affiliation - Family Member - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director who is an immediate family member of a current or former officer of the company or its affiliates within the previous five years is considered affiliated. We believe that key Board committees namely Audit, Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	Election of Director: Rajeev Suri		Management	For	For		For	For
2.	Ratification of Appointment of Ernst & Young LLP as Our Independent Registered Public Accounting Firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Named Executive Officer Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory Vote on the Frequency of Future Advisory Votes on Named Executive Officer Compensation.		Management	1 Year	1 Year		For	For
5.	Shareholder Proposal on Political Disclosure.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	401		0	04-May-2023	04-May-2023
KINDER MORGAN, INC.
Security		49456B101			Meeting Type			Annual
Ticker Symbol		KMI			Meeting Date			10-May-2023
ISIN		US49456B1017			Agenda			935785759 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			09-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a one year term expiring in 2024: Richard D. Kinder		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director for a one year term expiring in 2024: Steven J. Kean		Management	For	For		For	For
1c.	Election of Director for a one year term expiring in 2024: Kimberly A. Dang		Management	For	For		For	For
1d.	Election of Director for a one year term expiring in 2024: Ted A. Gardner		Management	For	For		For	For
1e.	Election of Director for a one year term expiring in 2024: Anthony W. Hall, Jr.		Management	For	For		For	For
1f.	Election of Director for a one year term expiring in 2024: Gary L. Hultquist		Management	For	For		For	For
1g.	Election of Director for a one year term expiring in 2024: Ronald L. Kuehn, Jr.		Management	For	For		For	For
1h.	Election of Director for a one year term expiring in 2024: Deborah A. Macdonald		Management	For	For		For	For
1i.	Election of Director for a one year term expiring in 2024: Michael C. Morgan		Management	For	For		For	For
1j.	Election of Director for a one year term expiring in 2024: Arthur C. Reichstetter		Management	For	For		For	For
1k.	Election of Director for a one year term expiring in 2024: C. Park Shaper		Management	For	For		For	For
1l.	Election of Director for a one year term expiring in 2024: William A. Smith		Management	For	For		For	For
1m.	Election of Director for a one year term expiring in 2024: Joel V. Staff		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1n.	Election of Director for a one year term expiring in 2024: Robert F. Vagt		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.
Approval of an Amendment to our Amended
and Restated Certificate of Incorporation to
limit the liability of certain officers of the
company as permitted by recent
amendments to the General Corporation
Law of the State of Delaware
			Management	For	For		For	For
3.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval, on an advisory basis, of the compensation of our named executive officers, as disclosed in the Proxy Statement		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,314		0	04-May-2023	04-May-2023
CSX CORPORATION
Security		126408103			Meeting Type			Annual
Ticker Symbol		CSX			Meeting Date			10-May-2023
ISIN		US1264081035			Agenda			935786422 - Management
Record Date		08-Mar-2023			Holding Recon Date			08-Mar-2023
City /	Country	/ United States			Vote Deadline			09-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Donna M. Alvarado		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Thomas P. Bostick		Management	For	For		For	For
1c.	Election of Director: Steven T. Halverson		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Paul C. Hilal		Management	For	For		For	For
1e.	Election of Director: Joseph R. Hinrichs		Management	For	For		For	For
1f.	Election of Director: David M. Moffett		Management	For	For		For	For
1g.	Election of Director: Linda H. Riefler		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Suzanne M. Vautrinot		Management	For	For		For	For
1i.	Election of Director: James L. Wainscott		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: J. Steven Whisler		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director: John J. Zillmer		Management	Against	For		Against	For

Comments: F3           Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.
F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	The ratification of the appointment of Ernst & Young LLP as the Independent Registered Public Accounting Firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory (non-binding) resolution to approve compensation for the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory (non-binding) resolution to approve the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,429		0	03-May-2023	03-May-2023
CENTENE CORPORATION
Security		15135B101			Meeting Type			Annual
Ticker Symbol		CNC			Meeting Date			10-May-2023
ISIN		US15135B1017			Agenda			935788375 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			09-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	ELECTION OF DIRECTOR: Jessica L. Blume		Management	For	For		For	For
1b.	ELECTION OF DIRECTOR: Kenneth A. Burdick		Management	For	For		For	For
1c.	ELECTION OF DIRECTOR: Christopher J. Coughlin		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	ELECTION OF DIRECTOR: H. James Dallas		Management	Against	For		Against	For

Comments: F3           Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.
F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	ELECTION OF DIRECTOR: Wayne S. DeVeydt		Management	For	For		For	For
1f.	ELECTION OF DIRECTOR: Frederick H. Eppinger		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	ELECTION OF DIRECTOR: Monte E. Ford		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	ELECTION OF DIRECTOR: Sarah M. London		Management	For	For		For	For
1i.	ELECTION OF DIRECTOR: Lori J. Robinson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	ELECTION OF DIRECTOR: Theodore R. Samuels		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	ADVISORY VOTE ON FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.		Management	1 Year	1 Year		For	For
4.	RATIFICATION OF APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	STOCKHOLDER PROPOSAL FOR SHAREHOLDER RATIFICATION OF TERMINATION PAY.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	STOCKHOLDER PROPOSAL FOR MATERNAL MORBIDITY REDUCTION METRICS IN EXECUTIVE COMPENSATION.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. As such, in accordance with Egan-Jones
Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,202		0	04-May-2023	04-May-2023
DOMINION ENERGY, INC.
Security		25746U109			Meeting Type			Annual
Ticker Symbol		D			Meeting Date			10-May-2023
ISIN		US25746U1097			Agenda			935788440 - Management
Record Date		03-Mar-2023			Holding Recon Date			03-Mar-2023
City /	Country	/ United States			Vote Deadline			09-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: James A. Bennett		Management	For	For		For	For
1B.	Election of Director: Robert M. Blue		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1C.	Election of Director: D. Maybank Hagood		Management	For	For		For	For
1D.	Election of Director: Ronald W. Jibson		Management	For	For		For	For
1E.	Election of Director: Mark J. Kington		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Kristin G. Lovejoy		Management	For	For		For	For
1G.	Election of Director: Joseph M. Rigby		Management	For	For		For	For
1H.	Election of Director: Pamela J. Royal, M.D.		Management	For	For		For	For
1I.	Election of Director: Robert H. Spilman, Jr.		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Susan N. Story		Management	For	For		For	For
1K.	Election of Director: Michael E. Szymanczyk		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory Vote on Approval of Executive Compensation (Say on Pay)		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory Vote on the Frequency of Say on Pay Votes		Management	1 Year	1 Year		For	For
4.	Ratification of Appointment of Independent Auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Management's Proposal to Amend Article IV of the Bylaws to Make Certain Changes to the Information Required to be Provided by a Shareholder Requesting a Special Meeting		Management	For	For		For	For
6.	Management's Proposal to Amend Article XI of the Bylaws to Make Certain Changes to the Advance Notice Provisions for Director Nominations		Management	For	For		For	For
7.	Shareholder Proposal Regarding a Policy to Require an Independent Chair		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,936		0	04-May-2023	04-May-2023
SKYWORKS SOLUTIONS, INC.
Security		83088M102			Meeting Type			Annual
Ticker Symbol		SWKS			Meeting Date			10-May-2023
ISIN		US83088M1027			Agenda			935790231 - Management
Record Date		16-Mar-2023			Holding Recon Date			16-Mar-2023
City /	Country	/ United States			Vote Deadline			09-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director with terms expiring at the next Annual Meeting: Alan S. Batey		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director with terms expiring at the next Annual Meeting: Kevin L. Beebe		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director with terms expiring at the next Annual Meeting: Liam K. Griffin		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1d.	Election of Director with terms expiring at the next Annual Meeting: Eric J. Guerin		Management	For	For		For	For
1e.	Election of Director with terms expiring at the next Annual Meeting: Christine King		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director with terms expiring at the next Annual Meeting: Suzanne E. McBride		Management	For	For		For	For
1g.	Election of Director with terms expiring at the next Annual Meeting: David P. McGlade		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director with terms expiring at the next Annual Meeting: Robert A. Schriesheim		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director with terms expiring at the next Annual Meeting: Maryann Turcke		Management	For	For		For	For
2.	To ratify the selection by the Company's Audit Committee of KPMG LLP as the independent registered public accounting firm for the Company for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory basis, the compensation of the Company's named executive officers, as described in the Company's Proxy Statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To approve, on an advisory basis, the frequency of future advisory votes on the compensation of the Company's named executive officers.		Management	1 Year	1 Year		For	For
5.	To approve an amendment to the Company's Restated Certificate of Incorporation to reflect new Delaware law provisions regarding exculpation of officers.		Management	For	For		For	For
6.	To approve a stockholder proposal regarding simple majority vote.		Shareholder	For	None			For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	516		0	04-May-2023	04-May-2023
AMERICAN INTERNATIONAL GROUP, INC.
Security		026874784			Meeting Type			Annual
Ticker Symbol		AIG			Meeting Date			10-May-2023
ISIN		US0268747849			Agenda			935793629 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			09-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: PAOLA BERGAMASCHI		Management	For	For		For	For
1b.	Election of Director: JAMES COLE, JR.		Management	For	For		For	For
1c.	Election of Director: W. DON CORNWELL		Management	For	For		For	For
1d.	Election of Director: LINDA A. MILLS		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: DIANA M. MURPHY		Management	For	For		For	For
1f.	Election of Director: PETER R. PORRINO		Management	For	For		For	For
1g.	Election of Director: JOHN G. RICE		Management	For	For		For	For
1h.	Election of Director: THERESE M. VAUGHAN		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: VANESSA A. WITTMAN		Management	For	For		For	For
1j.	Election of Director: PETER ZAFFINO		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratify Appointment of PricewaterhouseCoopers LLP to Serve as Independent Auditor for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder Proposal Requesting an Independent Board Chair Policy.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,963		0	04-May-2023	04-May-2023
PHILLIPS 66
Security		718546104			Meeting Type			Annual
Ticker Symbol		PSX			Meeting Date			10-May-2023
ISIN		US7185461040			Agenda			935793718 - Management
Record Date		15-Mar-2023			Holding Recon Date			15-Mar-2023
City /	Country	/ United States			Vote Deadline			09-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Class II Director to Hold Office until the 2026 Annual Meeting: Gregory J. Hayes		Management	For	For		For	For
1b.	Election of Class II Director to Hold Office until the 2026 Annual Meeting: Charles M. Holley		Management	For	For		For	For
1c.	Election of Class II Director to Hold Office until the 2026 Annual Meeting: Denise R. Singleton		Management	For	For		For	For
1d.	Election of Class II Director to Hold Office until the 2026 Annual Meeting: Glenn F. Tilton		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Class II Director to Hold Office until the 2026 Annual Meeting: Marna C. Whittington		Management	For	For		For	For
2.	Management Proposal to Approve the Declassification of the Board of Directors.		Management	For	For		For	For
3.	Advisory vote to approve our executive compensation.		Management	For	For		For	For
4.	Ratification of the Appointment of Ernst & Young LLP as the Company's independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder proposal requesting audited report on the impact to chemicals business under the System Change Scenario.		Shareholder	Against	Against		For	For

Comments: However, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,029		0	04-May-2023	04-May-2023
AMERICAN WATER WORKS COMPANY, INC.
Security		030420103			Meeting Type			Annual
Ticker Symbol		AWK			Meeting Date			10-May-2023
ISIN		US0304201033			Agenda			935793782 - Management
Record Date		17-Mar-2023			Holding Recon Date			17-Mar-2023
City /	Country	/ United States			Vote Deadline			09-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Jeffrey N. Edwards		Management	For	For		For	For
1b.	Election of Director: Martha Clark Goss		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: M. Susan Hardwick		Management	For	For		For	For
1d.	Election of Director: Kimberly J. Harris		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Laurie P. Havanec		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Julia L. Johnson		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Patricia L. Kampling		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Karl F. Kurz		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1i.	Election of Director: Michael L. Marberry		Management	For	For		For	For
1j.	Election of Director: James G. Stavridis		Management	For	For		For	For
2.	Approval, on an advisory basis, of the compensation of the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.
Approval, on an advisory basis, of the
frequency (i.e., every year, every two years
or every three years) of the approval, on an
advisory basis, of the compensation of the
Company's named executive officers.
			Management	1 Year	1 Year		For	For
4.
Ratification of the appointment, by the
Audit, Finance and Risk Committee of the
Board of Directors, of
PricewaterhouseCoopers LLP as the
Company's independent registered public
accounting firm for 2023.
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder proposal on Racial Equity Audit as described in the proxy statement.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	780		0	03-May-2023	03-May-2023
ASSURANT, INC.
Security		04621X108			Meeting Type			Annual
Ticker Symbol		AIZ			Meeting Date			11-May-2023
ISIN		US04621X1081			Agenda			935785165 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			10-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Elaine D. Rosen		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Paget L. Alves		Management	For	For		For	For
1c.	Election of Director: Rajiv Basu		Management	For	For		For	For
1d.	Election of Director: J. Braxton Carter		Management	For	For		For	For
1e.	Election of Director: Juan N. Cento		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Keith W. Demmings		Management	For	For		For	For
1g.	Election of Director: Harriet Edelman		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Sari Granat		Management	For	For		For	For
1i.	Election of Director: Lawrence V. Jackson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Debra J. Perry		Management	For	For		For	For
1k.	Election of Director: Ognjen (Ogi) Redzic		Management	For	For		For	For
1l.	Election of Director: Paul J. Reilly		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1m.	Election of Director: Robert W. Stein		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of the appointment of PricewaterhouseCoopers LLP as Assurant's Independent Registered Public Accounting Firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of the 2022 compensation of the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value. Therefore, we recommend a vote AGAINST this
Proposal.

4.	Advisory approval of the frequency of executive compensation votes.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	437		0	07-May-2023	07-May-2023
FORD MOTOR COMPANY
Security		345370860			Meeting Type			Annual
Ticker Symbol		F			Meeting Date			11-May-2023
ISIN		US3453708600			Agenda			935790128 - Management
Record Date		15-Mar-2023			Holding Recon Date			15-Mar-2023
City /	Country	/ United States			Vote Deadline			10-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Kimberly A. Casiano		Management	For	For		For	For
1b.	Election of Director: Alexandra Ford English		Management	For	For		For	For
1c.	Election of Director: James D. Farley, Jr.		Management	For	For		For	For
1d.	Election of Director: Henry Ford III		Management	For	For		For	For
1e.	Election of Director: William Clay Ford, Jr.		Management	For	For		For	For
1f.	Election of Director: William W. Helman IV		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director: Jon M. Huntsman, Jr.		Management	For	For		For	For
1h.	Election of Director: William E. Kennard		Management	For	For		For	For
1i.	Election of Director: John C. May		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1j.	Election of Director: Beth E. Mooney		Management	For	For		For	For
1k.	Election of Director: Lynn Vojvodich Radakovich		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1l.	Election of Director: John L. Thornton		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19           Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1m.	Election of Director: John B. Veihmeyer		Management	For	For		For	For
1n.	Election of Director: John S. Weinberg		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say-on-Pay - An Advisory Vote to Approve the Compensation of the Named Executives.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	An Advisory Vote on the Frequency of a Shareholder Vote to Approve the Compensation of the Named Executives.		Management	1 Year	1 Year		For	For
5.	Approval of the 2023 Long-Term Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	Relating to Consideration of a Recapitalization Plan to Provide That All of the Company's Outstanding Stock Have One Vote Per Share.		Shareholder	For	Against		Against	For

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Relating to Disclosure of the Company's Reliance on Child Labor Outside of the United States.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

8.	Relating to Reporting on the Company's Animal Testing Practices.		Shareholder	Against	Against		For	For

Comments: We believe that the preparation of an additional report to stockholders as requested by the proponent would not be a good use of company resources. As such, in accordance with Egan-Jones' Proxy
Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	7,347		0	07-May-2023	07-May-2023
VERIZON COMMUNICATIONS INC.
Security		92343V104			Meeting Type			Annual
Ticker Symbol		VZ			Meeting Date			11-May-2023
ISIN		US92343V1044			Agenda			935790700 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			10-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Shellye Archambeau		Management	For	For		For	For
1B.	Election of Director: Roxanne Austin		Management	For	For		For	For
1C.	Election of Director: Mark Bertolini		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: Vittorio Colao		Management	For	For		For	For
1E.	Election of Director: Melanie Healey		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Laxman Narasimhan		Management	For	For		For	For
1G.	Election of Director: Clarence Otis, Jr.		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Daniel Schulman		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: Rodney Slater		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Carol Tomé		Management	For	For		For	For
1K.	Election of Director: Hans Vestberg		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1L.	Election of Director: Gregory Weaver		Management	For	For		For	For
2.	Advisory vote to approve executive compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote on the frequency of future advisory votes to approve executive compensation		Management	1 Year	1 Year		For	For
4.	Ratification of appointment of independent registered public accounting firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Government requests to remove content		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

6.	Prohibit political contributions		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

7.	Amend clawback policy		Shareholder	Against	Against		For	For

Comments: The determination as to whether clawback policies are satisfactory should be made by the
Company in a manner consistent with its disclosure policies and procedures. While the SEC has yet to announce specific rules implementing the clawback provisions of the Dodd-Frank Act, we believe that the current mandates of the Company's clawback policies are sufficient and appropriate. Until a broader disclosure requirement applicable to all public companies is approved by the SEC, it is suitable for the
Company to defer the decision on revising its existing clawback policies. Given the preceding details, we believe that the Company's existing policy strikes an appropriate balance and establishes appropriate standards for recoupment of incentive compensation while providing sufficient detail to appropriately inform and motivate employees. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Shareholder ratification of annual equity awards		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

9.	Independent chair		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	3,707		0	07-May-2023	07-May-2023
EDWARDS LIFESCIENCES CORPORATION
Security		28176E108			Meeting Type			Annual
Ticker Symbol		EW			Meeting Date			11-May-2023
ISIN		US28176E1082			Agenda			935792261 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			10-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Kieran T. Gallahue		Management	For	For		For	For
1.2	Election of Director: Leslie S. Heisz		Management	For	For		For	For
1.3	Election of Director: Paul A. LaViolette		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.4	Election of Director: Steven R. Loranger		Management	For	For		For	For
1.5	Election of Director: Martha H. Marsh		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.6	Election of Director: Michael A. Mussallem		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1.7	Election of Director: Ramona Sequeira		Management	For	For		For	For
1.8	Election of Director: Nicholas J. Valeriani		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.9	Election of Director: Bernard J. Zovighian		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory Vote to Approve Frequency of Future Advisory Votes on Named Executive Officer Compensation		Management	1 Year	1 Year		For	For
4.	Ratification of Appointment of Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Approval of Amendment of the Certificate of Incorporation to Provide for Exculpation of Officers		Management	For	For		For	For
6.	Stockholder Proposal regarding Independent Board Chairman Policy		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,247		0	08-May-2023	08-May-2023
INTEL CORPORATION
Security		458140100			Meeting Type			Annual
Ticker Symbol		INTC			Meeting Date			11-May-2023
ISIN		US4581401001			Agenda			935793631 - Management
Record Date		17-Mar-2023			Holding Recon Date			17-Mar-2023
City /	Country	/ United States			Vote Deadline			10-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Patrick P. Gelsinger		Management	For	For		For	For
1b.	Election of Director: James J. Goetz		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1c.	Election of Director: Andrea J. Goldsmith		Management	For	For		For	For
1d.	Election of Director: Alyssa H. Henry		Management	For	For		For	For
1e.	Election of Director: Omar Ishrak		Management	For	For		For	For
1f.	Election of Director: Risa Lavizzo-Mourey		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: Tsu-Jae King Liu		Management	For	For		For	For
1h.	Election of Director: Barbara G. Novick		Management	For	For		For	For
1i.	Election of Director: Gregory D. Smith		Management	For	For		For	For
1j.	Election of Director: Lip-Bu Tan		Management	For	For		For	For
1k.	Election of Director: Dion J. Weisler		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1l.	Election of Director: Frank D. Yeary		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve executive compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of amendment and restatement of the 2006 Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Advisory vote on the frequency of holding future advisory votes to approve executive compensation of our named executive officers.		Management	1 Year	1 Year		For	For
6.	Stockholder proposal requesting an executive stock retention period policy and reporting, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that requiring senior executives to hold a significant portion of stock obtained through executive pay plans would focus the executives on the Company's long-term success. We recommend a vote FOR this Proposal.

7.	Stockholder proposal requesting commission and publication of a third party review of Intel's China business ESG congruence, if properly presented at the meeting.		Shareholder	Against	Against		For	For

Comments: We do not believe that the review and report requested by this proposal are warranted or that the report would be informative to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	6,798		0	08-May-2023	08-May-2023
AMEREN CORPORATION
Security		023608102			Meeting Type			Annual
Ticker Symbol		AEE			Meeting Date			11-May-2023
ISIN		US0236081024			Agenda			935795750 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			10-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	ELECTION OF DIRECTOR: WARNER L. BAXTER		Management	For	For		For	For
1b.	ELECTION OF DIRECTOR: CYNTHIA J. BRINKLEY		Management	For	For		For	For
1c.	ELECTION OF DIRECTOR: CATHERINE S. BRUNE		Management	For	For		For	For
1d.	ELECTION OF DIRECTOR: J. EDWARD COLEMAN		Management	For	For		For	For
1e.	ELECTION OF DIRECTOR: WARD H. DICKSON		Management	For	For		For	For
1f.	ELECTION OF DIRECTOR: NOELLE K. EDER		Management	For	For		For	For
1g.	ELECTION OF DIRECTOR: ELLEN M. FITZSIMMONS		Management	For	For		For	For
1h.	ELECTION OF DIRECTOR: RAFAEL FLORES		Management	For	For		For	For
1i.	ELECTION OF DIRECTOR: RICHARD J. HARSHMAN		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	ELECTION OF DIRECTOR: CRAIG S. IVEY		Management	For	For		For	For
1k.	ELECTION OF DIRECTOR: JAMES C. JOHNSON		Management	For	For		For	For
1l.	ELECTION OF DIRECTOR: MARTIN J. LYONS, JR.		Management	For	For		For	For
1m.	ELECTION OF DIRECTOR: STEVEN H. LIPSTEIN		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1n.	ELECTION OF DIRECTOR: LEO S. MACKAY, JR.		Management	For	For		For	For
2.	COMPANY PROPOSAL - ADVISORY APPROVAL OF COMPENSATION OF THE NAMED EXECUTIVE OFFICERS DISCLOSED IN THE PROXY STATEMENT.		Management	For	For		For	For
3.	COMPANY PROPOSAL - ADVISORY APPROVAL OF THE FREQUENCY OF EXECUTIVE COMPENSATION SHAREHOLDER ADVISORY VOTE.		Management	1 Year	1 Year		For	For
4.	COMPANY PROPOSAL - RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	SHAREHOLDER PROPOSAL REGARDING THE ADOPTION OF SCOPES 1 AND 2 EMISSIONS TARGETS.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	934		0	07-May-2023	07-May-2023
STEEL DYNAMICS, INC.
Security		858119100			Meeting Type			Annual
Ticker Symbol		STLD			Meeting Date			11-May-2023
ISIN		US8581191009			Agenda			935797805 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			10-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Mark D. Millett		Withheld	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	2	Sheree L. Bargabos		For	For		For	For
	3	Kenneth W. Cornew		For	For		For	For
	4	Traci M. Dolan		For	For		For	For
	5	James C. Marcuccilli		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	Bradley S. Seaman		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Gabriel L. Shaheen		For	For		For	For
	8	Luis M. Sierra		For	For		For	For
	9	Steven A. Sonnenberg		For	For		For	For
	10	Richard P. Teets, Jr.		For	For		For	For
2.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS STEEL DYNAMICS, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	APPROVAL OF FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS		Management	1 Year	1 Year		For	For
4.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS		Management	For	For		For	For
5.	APPROVAL OF THE STEEL DYNAMICS, INC. 2023 EQUITY INCENTIVE PLAN		Management	For	For		For	For
6.	APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO PROVIDE FOR ELECTION OF DIRECTORS BY MAJORITY VOTE		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	757		0	06-May-2023	06-May-2023
NORFOLK SOUTHERN CORPORATION
Security		655844108			Meeting Type			Annual
Ticker Symbol		NSC			Meeting Date			11-May-2023
ISIN		US6558441084			Agenda			935801729 - Management
Record Date		03-Mar-2023			Holding Recon Date			03-Mar-2023
City /	Country	/ United States			Vote Deadline			10-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Thomas D. Bell, Jr.		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Mitchell E. Daniels, Jr.		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Marcela E. Donadio		Management	For	For		For	For
1d.	Election of Director: John C. Huffard, Jr.		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Christopher T. Jones		Management	For	For		For	For
1f.	Election of Director: Thomas C. Kelleher		Management	For	For		For	For
1g.	Election of Director: Steven F. Leer		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Michael D. Lockhart		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Amy E. Miles		Management	For	For		For	For
1j.	Election of Director: Claude Mongeau		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Jennifer F. Scanlon		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director: Alan H. Shaw		Management	For	For		For	For
1m.	Election of Director: John R. Thompson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of the appointment of KPMG LLP, independent registered public accounting firm, as Norfolk Southern's independent auditors for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval of the advisory resolution on executive compensation, as disclosed in the proxy statement for the 2023 Annual Meeting of Shareholders.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Frequency of advisory resolution on executive compensation.		Management	1 Year	1 Year		For	For
5.	A shareholder proposal regarding street name and non-street name shareholders' rights to call a special meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	366		0	07-May-2023	07-May-2023
MASCO CORPORATION
Security		574599106			Meeting Type			Annual
Ticker Symbol		MAS			Meeting Date			11-May-2023
ISIN		US5745991068			Agenda			935811871 - Management
Record Date		17-Mar-2023			Holding Recon Date			17-Mar-2023
City /	Country	/ United States			Vote Deadline			10-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Keith J. Allman		Management	For	For		For	For
1b.	Election of Director: Aine L. Denari		Management	For	For		For	For
1c.	Election of Director: Christopher A. O'Herlihy		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: Charles K. Stevens, III		Management	For	For		For	For
2.
To approve, by non-binding advisory vote,
the compensation paid to the Company's
named executive officers, as disclosed
pursuant to the compensation disclosure
rules of the SEC, including the
Compensation Discussion and Analysis, the
compensation tables and the related
materials disclosed in the Proxy Statement.
			Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To recommend, by non-binding advisory vote, the frequency of the non-binding advisory votes on the Company's executive compensation.		Management	1 Year	1 Year		For	For
4.	To ratify the selection of PricewaterhouseCoopers LLP as independent auditors for the Company for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,601		0	07-May-2023	07-May-2023
TERADYNE, INC.
Security		880770102			Meeting Type			Annual
Ticker Symbol		TER			Meeting Date			12-May-2023
ISIN		US8807701029			Agenda			935790281 - Management
Record Date		16-Mar-2023			Holding Recon Date			16-Mar-2023
City /	Country	/ United States			Vote Deadline			11-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a one-year term: Timothy E. Guertin		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director for a one-year term: Peter Herweck		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director for a one-year term: Mercedes Johnson		Management	For	For		For	For
1d.	Election of Director for a one-year term: Ernest E. Maddock		Management	For	For		For	For
1e.	Election of Director for a one-year term: Marilyn Matz		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director for a one-year term: Gregory S. Smith		Management	For	For		For	For
1g.	Election of Director for a one-year term: Ford Tamer		Management	For	For		For	For
1h.	Election of Director for a one-year term: Paul J. Tufano		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To approve, in a non-binding, advisory vote, the compensation of the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.
To approve, in a non-binding, advisory vote,
that the frequency of an advisory vote on
the compensation of the Company's named
executive officers as set forth in the
Company's proxy statement is every year,
every two years, or every three years.
			Management	1 Year	1 Year		For	For
4.	To ratify the selection of the firm of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,228		0	07-May-2023	07-May-2023
CAMDEN PROPERTY TRUST
Security		133131102			Meeting Type			Annual
Ticker Symbol		CPT			Meeting Date			12-May-2023
ISIN		US1331311027			Agenda			935791613 - Management
Record Date		16-Mar-2023			Holding Recon Date			16-Mar-2023
City /	Country	/ United States			Vote Deadline			11-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Trust Manager: Richard J. Campo		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1b.	Election of Trust Manager: Javier E. Benito		Management	For	For		For	For
1c.	Election of Trust Manager: Heather J. Brunner		Management	For	For		For	For
1d.	Election of Trust Manager: Mark D. Gibson		Management	For	For		For	For
1e.	Election of Trust Manager: Scott S. Ingraham		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Trust Manager: Renu Khator		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Trust Manager: D. Keith Oden		Management	For	For		For	For
1h.	Election of Trust Manager: Frances Aldrich Sevilla-Sacasa		Management	For	For		For	For
1i.	Election of Trust Manager: Steven A. Webster		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Trust Manager: Kelvin R. Westbrook		Management	For	For		For	For
2.	Approval, by an advisory vote, of executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of Deloitte & Touche LLP as the independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval, by an advisory vote, of frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	833		0	07-May-2023	07-May-2023
COLGATE-PALMOLIVE COMPANY
Security		194162103			Meeting Type			Annual
Ticker Symbol		CL			Meeting Date			12-May-2023
ISIN		US1941621039			Agenda			935795382 - Management
Record Date		13-Mar-2023			Holding Recon Date			13-Mar-2023
City /	Country	/ United States			Vote Deadline			11-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: John P. Bilbrey		Management	For	For		For	For
1b.	Election of Director: John T. Cahill		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Steve Cahillane		Management	For	For		For	For
1d.	Election of Director: Lisa M. Edwards		Management	For	For		For	For
1e.	Election of Director: C. Martin Harris		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Martina Hund-Mejean		Management	For	For		For	For
1g.	Election of Director: Kimberly A. Nelson		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Lorrie M. Norrington		Management	For	For		For	For
1i.	Election of Director: Michael B. Polk		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Stephen I. Sadove		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Noel R. Wallace		Management	For	For		For	For
2.	Ratify selection of PricewaterhouseCoopers LLP as Colgate's independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote on executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
5.	Stockholder proposal on independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder proposal on executives to retain significant stock.		Shareholder	For	Against		Against	For

Comments: We believe that requiring senior executives to hold a significant portion of stock obtained through executive pay plans would focus the executives on the Company's long-term success. We recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,406		0	07-May-2023	07-May-2023
MARRIOTT INTERNATIONAL, INC.
Security		571903202			Meeting Type			Annual
Ticker Symbol		MAR			Meeting Date			12-May-2023
ISIN		US5719032022			Agenda			935797564 - Management
Record Date		15-Mar-2023			Holding Recon Date			15-Mar-2023
City /	Country	/ United States			Vote Deadline			11-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	ELECTION OF DIRECTOR: Anthony G. Capuano		Management	For	For		For	For
1b.	ELECTION OF DIRECTOR: Isabella D. Goren		Management	For	For		For	For
1c.	ELECTION OF DIRECTOR: Deborah M. Harrison		Management	For	For		For	For
1d.	ELECTION OF DIRECTOR: Frederick A. Henderson		Management	For	For		For	For
1e.	ELECTION OF DIRECTOR: Eric Hippeau		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	ELECTION OF DIRECTOR: Lauren R. Hobart		Management	For	For		For	For
1g.	ELECTION OF DIRECTOR: Debra L. Lee		Management	For	For		For	For
1h.	ELECTION OF DIRECTOR: Aylwin B. Lewis		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1i.	ELECTION OF DIRECTOR: David S. Marriott		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1j.	ELECTION OF DIRECTOR: Margaret M. McCarthy		Management	For	For		For	For
1k.	ELECTION OF DIRECTOR: Grant F. Reid		Management	For	For		For	For
1l.	ELECTION OF DIRECTOR: Horacio D. Rozanski		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1m.	ELECTION OF DIRECTOR: Susan C. Schwab		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES TO APPROVE EXECUTIVE COMPENSATION		Management	1 Year	1 Year		For	For
5.	APPROVAL OF THE 2023 MARRIOTT INTERNATIONAL, INC. STOCK AND CASH INCENTIVE PLAN		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	STOCKHOLDER RESOLUTION REQUESTING THAT THE COMPANY PUBLISH A CONGRUENCY REPORT OF PARTNERSHIPS WITH GLOBALIST ORGANIZATIONS		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	STOCKHOLDER RESOLUTION REQUESTING THE COMPANY ANNUALLY PREPARE A PAY EQUITY DISCLOSURE		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,057		0	07-May-2023	07-May-2023
MOTOROLA SOLUTIONS, INC.
Security		620076307			Meeting Type			Annual
Ticker Symbol		MSI			Meeting Date			16-May-2023
ISIN		US6200763075			Agenda			935792211 - Management
Record Date		17-Mar-2023			Holding Recon Date			17-Mar-2023
City /	Country	/ United States			Vote Deadline			15-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a one-year term: Gregory Q. Brown		Management	For	For		For	For
1b.	Election of Director for a one-year term: Kenneth D. Denman		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director for a one-year term: Egon P. Durban		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director for a one-year term: Ayanna M. Howard		Management	For	For		For	For
1e.	Election of Director for a one-year term: Clayton M. Jones		Management	For	For		For	For
1f.	Election of Director for a one-year term: Judy C. Lewent		Management	For	For		For	For
1g.	Election of Director for a one-year term: Gregory K. Mondre		Management	For	For		For	For
1h.	Election of Director for a one-year term: Joseph M. Tucci		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Approval of the Company's Executive Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value. Therefore, we recommend a vote AGAINST this
Proposal.

4.	Advisory Approval of the Frequency of the Advisory Vote to Approve the Company's Executive Compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	354		0	10-May-2023	10-May-2023
CONOCOPHILLIPS
Security		20825C104			Meeting Type			Annual
Ticker Symbol		COP			Meeting Date			16-May-2023
ISIN		US20825C1045			Agenda			935796194 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			15-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Dennis V. Arriola		Management	For	For		For	For
1b.	Election of Director: Jody Freeman		Management	For	For		For	For
1c.	Election of Director: Gay Huey Evans		Management	For	For		For	For
1d.	Election of Director: Jeffrey A. Joerres		Management	For	For		For	For
1e.	Election of Director: Ryan M. Lance		Management	For	For		For	For
1f.	Election of Director: Timothy A. Leach		Management	For	For		For	For
1g.	Election of Director: William H. McRaven		Management	For	For		For	For
1h.	Election of Director: Sharmila Mulligan		Management	For	For		For	For
1i.	Election of Director: Eric D. Mullins		Management	For	For		For	For
1j.	Election of Director: Arjun N. Murti		Management	For	For		For	For
1k.	Election of Director: Robert A. Niblock		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1l.	Election of Director: David T. Seaton		Management	For	For		For	For
1m.	Election of Director: R.A. Walker		Management	For	For		For	For
2.	Proposal to ratify appointment of Ernst & Young LLP as ConocoPhillips' independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Approval of Executive Compensation.		Management	For	For		For	For
4.	Advisory Vote on Frequency of Advisory Vote on Executive Compensation.		Management	1 Year	None			For
5.	Adoption of Amended and Restated Certificate of Incorporation on Right to Call Special Meeting.		Management	Against	For		Against	For

Comments: We believe that it is appropriate to enable holders of 10% or more of the common stock to have an unlimited ability to call special meetings for any purpose at any time. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Approval of 2023 Omnibus Stock and Performance Incentive Plan of ConocoPhillips.		Management	For	For		For	For
7.	Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

8.	Share Retention Until Retirement.		Shareholder	For	Against		Against	For

Comments: We believe that requiring senior executives to hold a significant portion of stock obtained through executive pay plans would focus the executives on the Company's long-term success. We recommend a vote FOR this Proposal.

9.	Report on Tax Payments.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	Report on Lobbying Activities.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	197		0	10-May-2023	10-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	2,250		0	10-May-2023	10-May-2023
JPMORGAN CHASE & CO.
Security		46625H100			Meeting Type			Annual
Ticker Symbol		JPM			Meeting Date			16-May-2023
ISIN		US46625H1005			Agenda			935797223 - Management
Record Date		17-Mar-2023			Holding Recon Date			17-Mar-2023
City /	Country	/ United States			Vote Deadline			15-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Linda B. Bammann		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Stephen B. Burke		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Todd A. Combs		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: James S. Crown		Management	For	For		For	For
1e.	Election of Director: Alicia Boler Davis		Management	For	For		For	For
1f.	Election of Director: James Dimon		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1g.	Election of Director: Timothy P. Flynn		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Alex Gorsky		Management	For	For		For	For
1i.	Election of Director: Mellody Hobson		Management	For	For		For	For
1j.	Election of Director: Michael A. Neal		Management	For	For		For	For
1k.	Election of Director: Phebe N. Novakovic		Management	For	For		For	For
1l.	Election of Director: Virginia M. Rometty		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory resolution to approve executive compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote on frequency of advisory resolution to approve executive compensation		Management	1 Year	1 Year		For	For
4.	Ratification of independent registered public accounting firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Independent board chairman		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Fossil fuel phase out		Shareholder	Against	Against		For	For

Comments: We do not believe that the expenditure of the additional human and financial resources that would be required to adopt this proposal would be a necessary or prudent use of Company and shareholder assets. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-
Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Amending public responsibility committee charter to include mandate to oversee animal welfare impact and risk		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Special shareholder meeting improvement		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

9.	Report on climate transition planning		Shareholder	For	Against		Against	For

Comments: Climate change is one of the most financially significant environmental issues currently facing investors.  Data on occupational safety and health, vendor and labor standards, waste and water reduction targets and product-related environmental impacts are important business considerations. Not managing these properly could pose significant regulatory, legal, reputational and financial risks. Tracking and reporting on ESG business practices makes a company more responsive to a global business environment which is characterized by finite natural resources, changing legislation, and heightened public expectations for corporate accountability. Reporting also helps companies better integrate and gain strategic value from existing sustainability efforts, identify gaps and opportunities in products and processes, develop company-
wide communications, publicize innovative practices, and receive feedback. We believe that approval of this proposal is in the best interests of the Company and its shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

10.	Report on ensuring respect for civil liberties		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	Report analyzing the congruence of the company's political and electioneering expenditures		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

12.	Absolute GHG reduction goals		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	507		0	10-May-2023	10-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	2,260		0	10-May-2023	10-May-2023
TESLA, INC.
Security		88160R101			Meeting Type			Annual
Ticker Symbol		TSLA			Meeting Date			16-May-2023
ISIN		US88160R1014			Agenda			935804636 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			15-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Elon Musk		Management	For	For		For	For
1.2	Election of Director: Robyn Denholm		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1.3	Election of Director: JB Straubel		Management	For	For		For	For
2.	Tesla proposal to approve executive compensation on a non- binding advisory basis.		Management	For	For		For	For
3.	Tesla proposal to approve the frequency of future votes on executive compensation on a non-binding advisory basis.		Management	1 Year	3 Years		Against	For

Comments: It is our opinion that an annual say-on-pay vote is the accepted standard for companies today and a requirement for good corporate governance. Furthermore, we believe that triennial advisory vote on executive compensation will hinder shareholders from providing the Company with direct input on their respective compensation philosophy, policies and practices as disclosed in the proxy statement. We do not concur with the current board's recommendation of a triennial ratification (non-binding vote) on this issue.
We recommend a vote AGAINST the option of triennial (every three years) as the frequency with which shareholders will be provided an advisory vote on executive compensation.

4.	Tesla proposal to ratify the appointment of independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Stockholder proposal regarding reporting on key-person risk.		Shareholder	Against	Against		For	For
Comments: We believe that approval of the proposal will negatively impact the Company's ability to retain, motivate and recruit management. As such, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	229		0	10-May-2023	10-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	2,340		0	10-May-2023	10-May-2023
IDEXX LABORATORIES, INC.
Security		45168D104			Meeting Type			Annual
Ticker Symbol		IDXX			Meeting Date			17-May-2023
ISIN		US45168D1046			Agenda			935793996 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director (Proposal One): Daniel M. Junius		Management	For	For		For	For
1b.	Election of Director (Proposal One): Lawrence D. Kingsley		Management	Against	For		Against	For

Comments: F3             Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines, the Chairman, being responsible for the leadership of the
Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director (Proposal One): Sophie V. Vandebroek, PhD		Management	For	For		For	For
2.
Ratification of Appointment of Independent
Registered Public Accounting Firm. To ratify
the selection of PricewaterhouseCoopers
LLP as the Company's independent
registered public accounting firm for the
current fiscal year (Proposal Two).
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote on Executive Compensation. To approve a nonbinding advisory resolution on the Company's executive compensation (Proposal Three).		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.
Advisory Vote on the Frequency of Advisory
Votes on Executive Compensation. To
recommend, by nonbinding advisory vote,
the frequency of future advisory votes on
the Company's executive compensation
(Proposal Four).
			Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	277		0	12-May-2023	12-May-2023
CROWN CASTLE INC.
Security		22822V101			Meeting Type			Annual
Ticker Symbol		CCI			Meeting Date			17-May-2023
ISIN		US22822V1017			Agenda			935796788 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: P. Robert Bartolo		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22        Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Jay A. Brown		Management	For	For		For	For
1c.	Election of Director: Cindy Christy		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Ari Q. Fitzgerald		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Andrea J. Goldsmith		Management	For	For		For	For
1f.	Election of Director: Tammy K. Jones		Management	For	For		For	For
1g.	Election of Director: Anthony J. Melone		Management	For	For		For	For
1h.	Election of Director: W. Benjamin Moreland		Management	For	For		For	For
1i.	Election of Director: Kevin A. Stephens		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Matthew Thornton, III		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	The non-binding, advisory vote to approve the compensation of the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	The amendment to the Company's Restated Certificate of Incorporation, as amended, regarding officer exculpation.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	546		0	12-May-2023	12-May-2023
FISERV, INC.
Security		337738108			Meeting Type			Annual
Ticker Symbol		FISV			Meeting Date			17-May-2023
ISIN		US3377381088			Agenda			935806096 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Frank J. Bisignano		For	For		For	For
	2	Henrique de Castro		Withheld	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	3	Harry F. DiSimone		For	For		For	For
	4	Dylan G. Haggart		Withheld	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Wafaa Mamilli		For	For		For	For
	6	Heidi G. Miller		For	For		For	For
	7	Doyle R. Simons		Withheld	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	8	Kevin M. Warren		For	For		For	For
2.	To approve, on an advisory basis, the compensation of the named executive officers of Fiserv, Inc.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote on the frequency of advisory votes on the compensation of the named executive officers of Fiserv, Inc.		Management	1 Year	1 Year		For	For
4.	To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Fiserv, Inc. for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder proposal requesting an independent board chair policy.		Shareholder	For	Against		Against	For

Comments: Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	816		0	12-May-2023	12-May-2023
QUEST DIAGNOSTICS INCORPORATED
Security		74834L100			Meeting Type			Annual
Ticker Symbol		DGX			Meeting Date			17-May-2023
ISIN		US74834L1008			Agenda			935807137 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: James E. Davis		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1b.	Election of Director: Luis A. Diaz, Jr., M.D.		Management	For	For		For	For
1c.	Election of Director: Tracey C. Doi		Management	For	For		For	For
1d.	Election of Director: Vicky B. Gregg		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: Wright L. Lassiter, III		Management	For	For		For	For
1f.	Election of Director: Timothy L. Main		Management	For	For		For	For
1g.	Election of Director: Denise M. Morrison		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	Election of Director: Gary M. Pfeiffer		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Timothy M. Ring		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19           Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1j.	Election of Director: Gail R. Wilensky, Ph.D.		Management	For	For		For	For
2.	An advisory resolution to approve the executive officer compensation disclosed in the Company's 2023 proxy statement		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	An advisory vote to recommend the frequency of the stockholder advisory vote to approve executive officer compensation		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of our independent registered public accounting firm for 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Approval of the Amended and Restated Employee Long-Term Incentive Plan		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	Stockholder proposal regarding a report on the Company's greenhouse gas emissions		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	475		0	12-May-2023	12-May-2023
MONDELEZ INTERNATIONAL, INC.
Security		609207105			Meeting Type			Annual
Ticker Symbol		MDLZ			Meeting Date			17-May-2023
ISIN		US6092071058			Agenda			935809357 - Management
Record Date		08-Mar-2023			Holding Recon Date			08-Mar-2023
City /	Country	/ United States			Vote Deadline			16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Lewis W.K. Booth		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Director: Charles E. Bunch		Management	For	For		For	For
1c.	Election of Director: Ertharin Cousin		Management	For	For		For	For
1d.	Election of Director: Jorge S. Mesquita		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: Anindita Mukherjee		Management	For	For		For	For
1f.	Election of Director: Jane Hamilton Nielsen		Management	For	For		For	For
1g.	Election of Director: Patrick T. Siewert		Management	Against	For		Against	For

Comments: F10           Affiliation - Ex-Officio - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director who serves on the Company board in an ex-officio capacity is considered affiliated. We believe that key Board committees namely Audit, Compensation, and
Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Michael A. Todman		Management	For	For		For	For
1i.	Election of Director: Dirk Van de Put		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

2.	Advisory Vote to Approve Executive Compensation.		Management	For	For		For	For
3.	Advisory Vote on the Frequency of Future Votes to Approve Executive Compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the Selection of PricewaterhouseCoopers LLP as Independent Registered Public Accountants for Fiscal Year Ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Require Independent Chair of the Board.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Publish Annual Benchmarks for Achieving Company's 2025 Cage-Free Egg Goal.		Shareholder	Against	Against		For	For

Comments: We believe that the preparation of an additional report to stockholders as requested by the proponent would not be a good use of company resources. As such, in accordance with Egan-Jones' Proxy
Guidelines, we recommend a vote AGAINST this Proposal.

7.	Adopt Public Targets to Eradicate Child Labor in Cocoa Supply Chain		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,564		0	10-May-2023	10-May-2023
NORTHROP GRUMMAN CORPORATION
Security		666807102			Meeting Type			Annual
Ticker Symbol		NOC			Meeting Date			17-May-2023
ISIN		US6668071029			Agenda			935809763 - Management
Record Date		21-Mar-2023			Holding Recon Date			21-Mar-2023
City /	Country	/ United States			Vote Deadline			16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Kathy J. Warden		Management	For	For		For	For
1b.	Election of Director: David P. Abney		Management	For	For		For	For
1c.	Election of Director: Marianne C. Brown		Management	For	For		For	For
1d.	Election of Director: Ann M. Fudge		Management	For	For		For	For
1e.	Election of Director: Madeleine A. Kleiner		Management	For	For		For	For
1f.	Election of Director: Arvind Krishna		Management	For	For		For	For
1g.	Election of Director: Graham N. Robinson		Management	For	For		For	For
1h.	Election of Director: Kimberly A. Ross		Management	For	For		For	For
1i.	Election of Director: Gary Roughead		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	Election of Director: Thomas M. Schoewe		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director: James S. Turley		Management	For	For		For	For
1l.	Election of Director: Mark A. Welsh III		Management	For	For		For	For
1m.	Election of Director: Mary A. Winston		Management	For	For		For	For
2.	Proposal to approve, on an advisory basis, the compensation of the Company's Named Executive Officers.		Management	For	For		For	For
3.	Proposal to vote on the preferred frequency of future advisory votes on the compensation of the Company's Named Executive Officers.		Management	1 Year	1 Year		For	For
4.	Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's Independent Auditor for fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Proposal to amend the Company's Amended and Restated Certificate of Incorporation to reduce the threshold to call a special meeting of shareholders.		Management	Against	For		Against	For

Comments: We believe that it is appropriate to enable holders of 10% or more of the common stock to have an unlimited ability to call special meetings for any purpose at any time. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Shareholder proposal to annually conduct an evaluation and issue a report describing the alignment of the Company's political activities with its human rights policy		Shareholder	Against	Against		For	For
7.	Shareholder proposal to provide for an independent Board chair.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	143		0	12-May-2023	12-May-2023
VERTEX PHARMACEUTICALS INCORPORATED
Security		92532F100			Meeting Type			Annual
Ticker Symbol		VRTX			Meeting Date			17-May-2023
ISIN		US92532F1003			Agenda			935809852 - Management
Record Date		23-Mar-2023			Holding Recon Date			23-Mar-2023
City /	Country	/ United States			Vote Deadline			16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Sangeeta Bhatia		Management	For	For		For	For
1.2	Election of Director: Lloyd Carney		Management	For	For		For	For
1.3	Election of Director: Alan Garber		Management	For	For		For	For
1.4	Election of Director: Terrence Kearney		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.5	Election of Director: Reshma Kewalramani		Management	For	For		For	For
1.6	Election of Director: Jeffrey Leiden		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1.7	Election of Director: Diana McKenzie		Management	For	For		For	For
1.8	Election of Director: Bruce Sachs		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.9	Election of Director: Suketu Upadhyay		Management	For	For		For	For
2.	Ratification of Ernst & Young LLP as independent Registered Public Accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve named executive office compensation.		Management	For	For		For	For
4.	Advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	305		0	12-May-2023	12-May-2023
PINNACLE WEST CAPITAL CORPORATION
Security		723484101			Meeting Type			Annual
Ticker Symbol		PNW			Meeting Date			17-May-2023
ISIN		US7234841010			Agenda			935811857 - Management
Record Date		10-Mar-2023			Holding Recon Date			10-Mar-2023
City /	Country	/ United States			Vote Deadline			16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Glynis A. Bryan		For	For		For	For
	2	G. A. de la Melena, Jr.		For	For		For	For
	3	Richard P. Fox		For	For		For	For
	4	Jeffrey B. Guldner		Withheld	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	5	Kathryn L. Munro		For	For		For	For
	6	Bruce J. Nordstrom		Withheld	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Paula J. Sims		For	For		For	For
	8	William H. Spence		For	For		For	For
	9	Kristine L. Svinicki		For	For		For	For
	10	James E. Trevathan, Jr.		For	For		For	For
	11	Director Withdrawn		For	For		For	For
2.	To hold an advisory vote to approve executive compensation.		Management	For	For		For	For
3.	To hold an advisory vote on the frequency of our shareholders advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	To approve the first amendment to the Pinnacle West Capital Corporation 2021 Long-Term Incentive Plan.		Management	For	For		For	For
5.	To ratify the appointment of our independent accountant for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

6.
To act upon a shareholder proposal
requesting adoption of a policy separating
the chairman and CEO roles and requiring
an independent Board Chairman whenever
possible, if properly presented at the 2023
Annual Meeting of Shareholders.
			Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	870		0	12-May-2023	12-May-2023
CHUBB LIMITED
Security		H1467J104			Meeting Type			Annual
Ticker Symbol		CB			Meeting Date			17-May-2023
ISIN		CH0044328745			Agenda			935813027 - Management
Record Date		24-Mar-2023			Holding Recon Date			24-Mar-2023
City /	Country	/ United States			Vote Deadline			15-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1	Approval of the management report, standalone financial statements and consolidated financial statements of Chubb Limited for the year ended December 31, 2022		Management	For	For		For	For
2a	Allocation of disposable profit		Management	For	For		For	For
2b	Distribution of a dividend out of legal reserves (by way of release and allocation to a dividend reserve)		Management	For	For		For	For
3	Discharge of the Board of Directors		Management	For	For		For	For
4a	Election of PricewaterhouseCoopers AG (Zurich) as our statutory auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4b	Ratification of appointment of PricewaterhouseCoopers LLP (United States) as independent registered public accounting firm for purposes of U.S. securities law reporting		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4c	Election of BDO AG (Zurich) as special audit firm		Management	For	For		For	For
5a	Election of Director: Evan G. Greenberg		Management	Against	For		Against	For

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

5b	Election of Director: Michael P. Connors		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5c	Election of Director: Michael G. Atieh		Management	For	For		For	For
5d	Election of Director: Kathy Bonanno		Management	For	For		For	For
5e	Election of Director: Nancy K. Buese		Management	For	For		For	For
5f	Election of Director: Sheila P. Burke		Management	For	For		For	For
5g	Election of Director: Michael L. Corbat		Management	For	For		For	For
5h	Election of Director: Robert J. Hugin		Management	For	For		For	For
5i	Election of Director: Robert W. Scully		Management	For	For		For	For
5j	Election of Director: Theodore E. Shasta		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Audit Committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5k	Election of Director: David H. Sidwell		Management	For	For		For	For
5l	Election of Director: Olivier Steimer		Management	For	For		For	For
5m	Election of Director: Frances F. Townsend		Management	For	For		For	For
6	Election of Evan G. Greenberg as Chairman of the Board of Directors		Management	Against	For		Against	For

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability

7a	Election of the Compensation Committee of the Board of Directors: Michael P. Connors		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

7b	Election of the Compensation Committee of the Board of Directors: David H. Sidwell		Management	For	For		For	For
7c	Election of the Compensation Committee of the Board of Directors: Frances F. Townsend		Management	For	For		For	For
8	Election of Homburger AG as independent proxy		Management	For	For		For	For
9a	Amendments to the Articles of Association: Amendments relating to Swiss corporate law updates		Management	For	For		For	For
9b	Amendments to the Articles of Association: Amendment to advance notice period		Management	For	For		For	For
10a	Reduction of share capital: Cancellation of repurchased shares		Management	For	For		For	For
10b	Reduction of share capital: Par value reduction		Management	For	For		For	For
11a	Approval of the compensation of the Board of Directors and Executive Management under Swiss law requirements: Maximum compensation of the Board of Directors until the next annual general meeting		Management	For	For		For	For
11b	Approval of the compensation of the Board of Directors and Executive Management under Swiss law requirements: Maximum compensation of Executive Management for the 2024 calendar year		Management	For	For		For	For
11c	Approval of the compensation of the Board of Directors and Executive Management under Swiss law requirements: Advisory vote to approve the Swiss compensation report		Management	For	For		For	For
12	Advisory vote to approve executive compensation under U.S. securities law requirements		Management	For	For		For	For
13	Advisory vote on the frequency of the U.S. securities law advisory vote on executive compensation		Management	1 Year	1 Year		For	For
14	Shareholder proposal on greenhouse gas emissions targets, if properly presented		Shareholder	For	Against		Against	For

Comments: Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

15	Shareholder proposal on human rights and underwriting, if properly presented.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

A	If a new agenda item or a new proposal for an existing agenda item is put before the meeting, I/we hereby authorize and instruct the independent proxy to vote as follows.		Management	Against	For		Against	For
Comments: We do not recommend that shareholders approve in advance matters of which they have no knowledge. Accordingly, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	424		0	11-May-2023	11-May-2023
ROBERT HALF INTERNATIONAL INC.
Security		770323103			Meeting Type			Annual
Ticker Symbol		RHI			Meeting Date			17-May-2023
ISIN		US7703231032			Agenda			935829765 - Management
Record Date		24-Mar-2023			Holding Recon Date			24-Mar-2023
City /	Country	/ United States			Vote Deadline			16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Julia L. Coronado		Management	For	For		For	For
1b.	Election of Director: Dirk A. Kempthorne		Management	For	For		For	For
1c.	Election of Director: Harold M. Messmer, Jr.		Management	For	For		For	For
1d.	Election of Director: Marc H. Morial		Management	For	For		For	For
1e.	Election of Director: Robert J. Pace		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Frederick A. Richman		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: M. Keith Waddell		Management	For	For		For	For
1h.	Election of Director: Marnie H. Wilking		Management	For	For		For	For
2.	Advisory vote to approve executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	To ratify the appointment of PricewaterhouseCoopers LLP, as the Company's independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	818		0	12-May-2023	12-May-2023
THE HOME DEPOT, INC.
Security		437076102			Meeting Type			Annual
Ticker Symbol		HD			Meeting Date			18-May-2023
ISIN		US4370761029			Agenda			935795659 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Gerard J. Arpey		Management	For	For		For	For
1b.	Election of Director: Ari Bousbib		Management	For	For		For	For
1c.	Election of Director: Jeffery H. Boyd		Management	For	For		For	For
1d.	Election of Director: Gregory D. Brenneman		Management	For	For		For	For
1e.	Election of Director: J. Frank Brown		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Albert P. Carey		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Edward P. Decker		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1h.	Election of Director: Linda R. Gooden		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Wayne M. Hewett		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Manuel Kadre		Management	For	For		For	For
1k.	Election of Director: Stephanie C. Linnartz		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director: Paula Santilli		Management	For	For		For	For
1m.	Election of Director: Caryn Seidman-Becker		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of the Appointment of KPMG LLP		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Executive Compensation ("Say-on-Pay")		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory Vote on the Frequency of Future Say-on-Pay Votes		Management	1 Year	1 Year		For	For
5.	Shareholder Proposal Regarding Amendment of Shareholder Written Consent Right		Shareholder	For	Against		Against	For

Comments: We have determined that it is a positive corporate governance measure to allow the stockholders to have the ability to take action by written consent, if such written consent or consents sets forth the action to be taken and is signed by the holders of outstanding stock having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares entitled to vote on the matter were present and voted. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.	Shareholder Proposal Regarding Independent Board Chair		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal Regarding Political Contributions Congruency Analysis		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

8.	Shareholder Proposal Regarding Rescission of Racial Equity Audit Proposal Vote		Shareholder	Against	Against		For	For

Comments: We believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.	Shareholder Proposal Regarding Senior Management Commitment to Avoid Political Speech		Shareholder	Against	Against		For	For

Comments: We believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	204		0	15-May-2023	15-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,000		0	15-May-2023	15-May-2023
ADVANCED MICRO DEVICES, INC.
Security		007903107			Meeting Type			Annual
Ticker Symbol		AMD			Meeting Date			18-May-2023
ISIN		US0079031078			Agenda			935797728 - Management
Record Date		22-Mar-2023			Holding Recon Date			22-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Nora M. Denzel		Management	For	For		For	For
1b.	Election of Director: Mark Durcan		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1c.	Election of Director: Michael P. Gregoire		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: Joseph A. Householder		Management	For	For		For	For
1e.	Election of Director: John W. Marren		Management	For	For		For	For
1f.	Election of Director: Jon A. Olson		Management	For	For		For	For
1g.	Election of Director: Lisa T. Su		Management	For	For		For	For
1h.	Election of Director: Abhi Y. Talwalkar		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1i.	Election of Director: Elizabeth W. Vanderslice		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Approve of the Advanced Micro Devices, Inc. 2023 Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the current fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Advisory vote to approve the executive compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,574		0	14-May-2023	14-May-2023
ZOETIS INC.
Security		98978V103			Meeting Type			Annual
Ticker Symbol		ZTS			Meeting Date			18-May-2023
ISIN		US98978V1035			Agenda			935801224 - Management
Record Date		24-Mar-2023			Holding Recon Date			24-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Paul M. Bisaro		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Vanessa Broadhurst		Management	For	For		For	For
1c.	Election of Director: Frank A. D'Amelio		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: Michael B. McCallister		Management	Against	For		Against	For

Comments: F3            Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines,, the Chairman, being responsible for the leadership of the
Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1e.	Election of Director: Gregory Norden		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Louise M. Parent		Management	For	For		For	For
1g.	Election of Director: Kristin C. Peck		Management	For	For		For	For
1h.	Election of Director: Robert W. Scully		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory vote to approve our executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of appointment of KPMG LLP as our independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval of an amendment to our Restated Certificate of Incorporation to create a right to call a special meeting.		Management	Against	For		Against	For

Comments: We believe that it is appropriate to enable holders of 10% or more of the common stock to have an unlimited ability to call special meetings for any purpose at any time. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

5.	Shareholder proposal regarding ability to call a special meeting.		Shareholder	For	Against		Against	For

Comments: We believe that the ability of shareholders to call special meetings is increasingly considered an important aspect of good corporate governance. We believe that the current threshold of the Company will strike an appropriate balance between the right of shareholders to call a special meeting and the interests of the Company and its shareholders. As such, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	887		0	13-May-2023	13-May-2023
MARSH & MCLENNAN COMPANIES, INC.
Security		571748102			Meeting Type			Annual
Ticker Symbol		MMC			Meeting Date			18-May-2023
ISIN		US5717481023			Agenda			935801541 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Anthony K. Anderson		Management	For	For		For	For
1b.	Election of Director: John Q. Doyle		Management	For	For		For	For
1c.	Election of Director: Hafize Gaye Erkan		Management	For	For		For	For
1d.	Election of Director: Oscar Fanjul		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: H. Edward Hanway		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1f.	Election of Director: Judith Hartmann		Management	For	For		For	For
1g.	Election of Director: Deborah C. Hopkins		Management	For	For		For	For
1h.	Election of Director: Tamara Ingram		Management	For	For		For	For
1i.	Election of Director: Jane H. Lute		Management	For	For		For	For
1j.	Election of Director: Steven A. Mills		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Bruce P. Nolop		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1l.	Election of Director: Morton O. Schapiro		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1m.	Election of Director: Lloyd M. Yates		Management	For	For		For	For
1n.	Election of Director: Ray G. Young		Management	For	For		For	For
2.	Advisory (Nonbinding) Vote to Approve Named Executive Officer Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory (Nonbinding) Vote on the Frequency of Future Votes on Named Executive Officer Compensation		Management	1 Year	1 Year		For	For
4.	Ratification of Selection of Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	374		0	15-May-2023	15-May-2023
ON SEMICONDUCTOR CORPORATION
Security		682189105			Meeting Type			Annual
Ticker Symbol		ON			Meeting Date			18-May-2023
ISIN		US6821891057			Agenda			935803468 - Management
Record Date		21-Mar-2023			Holding Recon Date			21-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Atsushi Abe		Management	For	For		For	For
1b.	Election of Director: Alan Campbell		Management	For	For		For	For
1c.	Election of Director: Susan K. Carter		Management	For	For		For	For
1d.	Election of Director: Thomas L. Deitrich		Management	For	For		For	For
1e.	Election of Director: Hassane El-Khoury		Management	For	For		For	For
1f.	Election of Director: Bruce E. Kiddoo		Management	For	For		For	For
1g.	Election of Director: Paul A. Mascarenas		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Gregory Waters		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Christine Y. Yan		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory vote to approve the compensation of our named executive officers (Say-on- Pay).		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value. Therefore, we recommend a vote AGAINST this
Proposal.

3.	Advisory vote to approve the frequency of future Say-on-Pay votes.		Management	1 Year	1 Year		For	For
4.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,216		0	15-May-2023	15-May-2023
AT&T INC.
Security		00206R102			Meeting Type			Annual
Ticker Symbol		T			Meeting Date			18-May-2023
ISIN		US00206R1023			Agenda			935803937 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Scott T. Ford		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Director: Glenn H. Hutchins		Management	For	For		For	For
1c.	Election of Director: William E. Kennard		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1d.	Election of Director: Stephen J. Luczo		Management	For	For		For	For
1e.	Election of Director: Michael B. McCallister		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Beth E. Mooney		Management	For	For		For	For
1g.	Election of Director: Matthew K. Rose		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: John T. Stankey		Management	For	For		For	For
1i.	Election of Director: Cynthia B. Taylor		Management	For	For		For	For
1j.	Election of Director: Luis A. Ubiñas		Management	For	For		For	For
2.	Ratification of the appointment of independent auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of executive compensation.		Management	For	For		For	For
4.	Advisory approval of frequency of vote on executive compensation.		Management	1 Year	1 Year		For	For
5.	Independent board chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Racial equity audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	5,489		0	13-May-2023	13-May-2023
ALTRIA GROUP, INC.
Security		02209S103			Meeting Type			Annual
Ticker Symbol		MO			Meeting Date			18-May-2023
ISIN		US02209S1033			Agenda			935804965 - Management
Record Date		27-Mar-2023			Holding Recon Date			27-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Ian L.T. Clarke		Management	For	For		For	For
1b.	Election of Director: Marjorie M. Connelly		Management	For	For		For	For
1c.	Election of Director: R. Matt Davis		Management	For	For		For	For
1d.	Election of Director: William F. Gifford, Jr.		Management	For	For		For	For
1e.	Election of Director: Jacinto J. Hernandez		Management	For	For		For	For
1f.	Election of Director: Debra J. Kelly-Ennis		Management	For	For		For	For
1g.	Election of Director: Kathryn B. McQuade		Management	For	For		For	For
1h.	Election of Director: George Muñoz		Management	For	For		For	For
1i.	Election of Director: Nabil Y. Sakkab		Management	For	For		For	For
1j.	Election of Director: Virginia E. Shanks		Management	For	For		For	For
1k.	Election of Director: Ellen R. Strahlman		Management	For	For		For	For
1l.	Election of Director: M. Max Yzaguirre		Management	For	For		For	For
2.	Ratification of the Selection of Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Non-Binding Advisory Vote to Approve the Compensation of Altria's Named Executive Officers		Management	For	For		For	For
4.	Non-Binding Advisory Vote on the Frequency of Future Advisory Votes to Approve the Compensation of Altria's Named Executive Officers		Management	1 Year	1 Year		For	For
5.	Shareholder Proposal - Report on Congruence of Political and Lobbying Expenditures with Company Values and Policies		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

6.	Shareholder Proposal - Commission a Civil Rights Equity Audit		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	870		0	14-May-2023	14-May-2023
CVS HEALTH CORPORATION
Security		126650100			Meeting Type			Annual
Ticker Symbol		CVS			Meeting Date			18-May-2023
ISIN		US1266501006			Agenda			935806375 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Fernando Aguirre		Management	For	For		For	For
1b.	Election of Director: Jeffrey R. Balser, M.D., Ph.D.		Management	For	For		For	For
1c.	Election of Director: C. David Brown II		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Alecia A. DeCoudreaux		Management	For	For		For	For
1e.	Election of Director: Nancy-Ann M. DeParle		Management	For	For		For	For
1f.	Election of Director: Roger N. Farah		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1g.	Election of Director: Anne M. Finucane		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Edward J. Ludwig		Management	For	For		For	For
1i.	Election of Director: Karen S. Lynch		Management	For	For		For	For
1j.	Election of Director: Jean-Pierre Millon		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director: Mary L. Schapiro		Management	For	For		For	For
2.	Ratification of the Appointment of Our Independent Registered Public Accounting Firm for 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say on Pay, a Proposal to Approve, on an Advisory Basis, the Company's Executive Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Proposal to Recommend, on an Advisory Basis, the Frequency of Advisory Votes on Executive Compensation Votes		Management	1 Year	1 Year		For	For
5.	Stockholder Proposal Requesting Paid Sick Leave for All Employees		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder Proposal for Reducing our Ownership Threshold to Request a Special Stockholder Meeting		Shareholder	For	Against		Against	For

Comments: We believe that the ability of shareholders to call special meetings is increasingly considered an important aspect of good corporate governance. We believe that the current threshold of the Company will strike an appropriate balance between the right of shareholders to call a special meeting and the interests of the Company and its shareholders. As such, we recommend a vote FOR this Proposal.

7.	Stockholder Proposal Regarding "Fair Elections" and Requiring Stockholder Approval of Certain Types of By-law Amendments		Shareholder	For	Against		Against	For
Comments: We believe that approval of this proposal will ensure shareholders can vote on any proposal that would impose inequitable restrictions. As such, we recommend a vote FOR this Proposal.
8.	Stockholder Proposal Requesting a Report on a "Worker Rights Assessment"		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

9.	Stockholder Proposal to Prevent Company Directors from Simultaneously Sitting on the Boards of Directors of Any Other Company		Shareholder	Against	Against		For	For

Comments: We believe that the nature of the proposal is too restrictive that it might affect the Company's ability to hire, retain and motivate directors to serve on the Board. As such, we recommend a vote
AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,443		0	15-May-2023	15-May-2023
NEXTERA ENERGY, INC.
Security		65339F101			Meeting Type			Annual
Ticker Symbol		NEE			Meeting Date			18-May-2023
ISIN		US65339F1012			Agenda			935808696 - Management
Record Date		22-Mar-2023			Holding Recon Date			22-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Nicole S. Arnaboldi		Management	For	For		For	For
1b.	Election of Director: Sherry S. Barrat		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: James L. Camaren		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Kenneth B. Dunn		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: Naren K. Gursahaney		Management	For	For		For	For
1f.	Election of Director: Kirk S. Hachigian		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: John W. Ketchum		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1h.	Election of Director: Amy B. Lane		Management	For	For		For	For
1i.	Election of Director: David L. Porges		Management	For	For		For	For
1j.	Election of Director: Deborah "Dev" Stahlkopf		Management	For	For		For	For
1k.	Election of Director: John A. Stall		Management	For	For		For	For
1l.	Election of Director: Darryl L. Wilson		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of appointment of Deloitte & Touche LLP as NextEra Energy's independent registered public accounting firm for 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Non-Binding advisory vote on whether NextEra Energy should hold a non-binding shareholder advisory vote to approve NextEra Energy's compensation of its named executive officers every 1, 2 or 3 years		Management	1 Year	1 Year		For	For
5.	A proposal entitled "Board Skills Disclosure" requesting a chart of individual board skills		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders. As such, in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,456		0	15-May-2023	15-May-2023
THE CHARLES SCHWAB CORPORATION
Security		808513105			Meeting Type			Annual
Ticker Symbol		SCHW			Meeting Date			18-May-2023
ISIN		US8085131055			Agenda			935809523 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of director: Marianne C. Brown		Management	For	For		For	For
1b.	Election of director: Frank C. Herringer		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of director: Gerri K. Martin- Flickinger		Management	For	For		For	For
1d.	Election of director: Todd M. Ricketts		Management	For	For		For	For
1e.	Election of director: Carolyn Schwab- Pomerantz		Management	For	For		For	For
2.	Ratification of the selection of Deloitte & Touche LLP as independent auditors		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve named executive officer compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Frequency of advisory vote on named executive officer compensation		Management	1 Year	1 Year		For	For
5.	Stockholder Proposal requesting pay equity disclosure		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder Proposal requesting company report on discrimination risk oversight and impact		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,868		0	15-May-2023	15-May-2023
AMPHENOL CORPORATION
Security		032095101			Meeting Type			Annual
Ticker Symbol		APH			Meeting Date			18-May-2023
ISIN		US0320951017			Agenda			935823953 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			17-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Nancy A. Altobello		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.2	Election of Director: David P. Falck		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.3	Election of Director: Edward G. Jepsen		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.4	Election of Director: Rita S. Lane		Management	For	For		For	For
1.5	Election of Director: Robert A. Livingston		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.6	Election of Director: Martin H. Loeffler		Management	Against	For		Against	For

Comments: F22        Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1.7	Election of Director: R. Adam Norwitt		Management	For	For		For	For
1.8	Election of Director: Prahlad Singh		Management	For	For		For	For
1.9	Election of Director: Anne Clarke Wolff		Management	For	For		For	For
2.	Ratification of Deloitte & Touche LLP as Independent Public Accountants of the Company		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Compensation of Named Executive Officers		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory Vote on the Frequency of Future Advisory Votes to Approve Compensation of Named Executive Officers		Management	1 Year	1 Year		For	For
5.	Stockholder Proposal: Improve Political Spending Disclosure		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,669		0	14-May-2023	14-May-2023
HONEYWELL INTERNATIONAL INC.
Security		438516106			Meeting Type			Annual
Ticker Symbol		HON			Meeting Date			19-May-2023
ISIN		US4385161066			Agenda			935801200 - Management
Record Date		24-Mar-2023			Holding Recon Date			24-Mar-2023
City /	Country	/ United States			Vote Deadline			18-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Darius Adamczyk		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1B.	Election of Director: Duncan B. Angove		Management	For	For		For	For
1C.	Election of Director: William S. Ayer		Management	For	For		For	For
1D.	Election of Director: Kevin Burke		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: D. Scott Davis		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Deborah Flint		Management	For	For		For	For
1G.	Election of Director: Vimal Kapur		Management	For	For		For	For
1H.	Election of Director: Rose Lee		Management	For	For		For	For
1I.	Election of Director: Grace D. Lieblein		Management	For	For		For	For
1J.	Election of Director: Robin L. Washington		Management	For	For		For	For
1K.	Election of Director: Robin Watson		Management	For	For		For	For
2.	Advisory Vote to Approve Frequency of Advisory Vote on Executive Compensation.		Management	1 Year	1 Year		For	For
3.	Advisory Vote to Approve Executive Compensation.		Management	For	For		For	For
4.	Approval of Independent Accountants.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareowner Proposal - Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Shareowner Proposal - Environmental and Health Impact Report.		Shareholder	For	Against		Against	For

Comments: Climate change is one of the most financially significant environmental issues currently facing investors. Data on occupational safety and health, vendor and labor standards, waste and water reduction targets and product-related environmental impacts are important business considerations. Not managing these properly could pose significant regulatory, legal, reputational and financial risks. Tracking and reporting on ESG business practices makes a company more responsive to a global business environment which is characterized by finite natural resources, changing legislation, and heightened public expectations for corporate accountability. Reporting also helps companies better integrate and gain strategic value from existing sustainability efforts, identify gaps and opportunities in products and processes, develop company-
wide communications, publicize innovative practices, and receive feedback. We believe that approval of this proposal is in the best interests of the Company and its shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	538		0	16-May-2023	16-May-2023
MORGAN STANLEY
Security		617446448			Meeting Type			Annual
Ticker Symbol		MS			Meeting Date			19-May-2023
ISIN		US6174464486			Agenda			935808646 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			18-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Alistair Darling		Management	For	For		For	For
1b.	Election of Director: Thomas H. Glocer		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: James P. Gorman		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1d.	Election of Director: Robert H. Herz		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: Erika H. James		Management	For	For		For	For
1f.	Election of Director: Hironori Kamezawa		Management	For	For		For	For
1g.	Election of Director: Shelley B. Leibowitz		Management	For	For		For	For
1h.	Election of Director: Stephen J. Luczo		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Jami Miscik		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Masato Miyachi		Management	For	For		For	For
1k.	Election of Director: Dennis M. Nally		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	Election of Director: Mary L. Schapiro		Management	For	For		For	For
1m.	Election of Director: Perry M. Traquina		Management	For	For		For	For
1n.	Election of Director: Rayford Wilkins, Jr.		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To ratify the appointment of Deloitte & Touche LLP as independent auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve the compensation of executives as disclosed in the proxy statement (non- binding advisory vote)		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To vote on the frequency of holding a non- binding advisory vote on the compensation of executives as disclosed in the proxy statement (non-binding advisory vote)		Management	1 Year	1 Year		For	For
5.	Shareholder proposal requesting adoption of improved shareholder right to call a special shareholder meeting		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.	Shareholder proposal requesting adoption of a policy to cease financing new fossil fuel development		Shareholder	Against	Against		For	For

Comments: We do not believe that the expenditure of the additional human and financial resources that would be required to adopt this proposal would be a necessary or prudent use of Company and shareholder assets. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-
Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,773		0	16-May-2023	16-May-2023
INTERCONTINENTAL EXCHANGE, INC.
Security		45866F104			Meeting Type			Annual
Ticker Symbol		ICE			Meeting Date			19-May-2023
ISIN		US45866F1049			Agenda			935812621 - Management
Record Date		21-Mar-2023			Holding Recon Date			21-Mar-2023
City /	Country	/ United States			Vote Deadline			18-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for terms expiring in 2024: Hon. Sharon Y. Bowen		Management	For	For		For	For
1b.	Election of Director for terms expiring in 2024: Shantella E. Cooper		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director for terms expiring in 2024: Duriya M. Farooqui		Management	For	For		For	For
1d.	Election of Director for terms expiring in 2024: The Rt. Hon. the Lord Hague of Richmond		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director for terms expiring in 2024: Mark F. Mulhern		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director for terms expiring in 2024: Thomas E. Noonan		Management	For	For		For	For
1g.	Election of Director for terms expiring in 2024: Caroline L. Silver		Management	For	For		For	For
1h.	Election of Director for terms expiring in 2024: Jeffrey C. Sprecher		Management	For	For		For	For
1i.	Election of Director for terms expiring in 2024: Judith A. Sprieser		Management	For	For		For	For
1j.	Election of Director for terms expiring in 2024: Martha A. Tirinnanzi		Management	For	For		For	For
2.	To approve, by non-binding vote, the advisory resolution on executive compensation for named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To approve, by non-binding vote, the advisory resolution to approve the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	A stockholder proposal regarding special stockholder meeting improvement, if properly presented at the Annual Meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	843		0	16-May-2023	16-May-2023
APA CORPORATION
Security		03743Q108			Meeting Type			Annual
Ticker Symbol		APA			Meeting Date			23-May-2023
ISIN		US03743Q1085			Agenda			935802581 - Management
Record Date		24-Mar-2023			Holding Recon Date			24-Mar-2023
City /	Country	/ United States			Vote Deadline			22-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	Election of Director: Annell R. Bay		Management	For	For		For	For
2.	Election of Director: John J. Christmann IV		Management	For	For		For	For
3.	Election of Director: Juliet S. Ellis		Management	For	For		For	For
4.	Election of Director: Charles W. Hooper		Management	For	For		For	For
5.	Election of Director: Chansoo Joung		Management	For	For		For	For
6.	Election of Director: H. Lamar McKay		Management	For	For		For	For
7.	Election of Director: Amy H. Nelson		Management	For	For		For	For
8.	Election of Director: Daniel W. Rabun		Management	For	For		For	For
9.	Election of Director: Peter A. Ragauss		Management	For	For		For	For
10.	Election of Director: David L. Stover		Management	For	For		For	For
11.	Ratification of Ernst & Young LLP as APA's Independent Auditors		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

12.	Advisory Vote to Approve Compensation of APA's Named Executive Officers		Management	For	For		For	For
13.	Advisory Vote on the Frequency of the Advisory Vote to Approve Compensation of APA's Named Executive Officers		Management	1 Year	1 Year		For	For
14.	Approval of an amendment to APA's Amended and Restated Certificate of Incorporation to provide for the exculpation of officers		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	444		0	17-May-2023	17-May-2023
REALTY INCOME CORPORATION
Security		756109104			Meeting Type			Annual
Ticker Symbol		O			Meeting Date			23-May-2023
ISIN		US7561091049			Agenda			935806248 - Management
Record Date		23-Mar-2023			Holding Recon Date			23-Mar-2023
City /	Country	/ United States			Vote Deadline			22-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve until the 2024 Annual meeting: Priscilla Almodovar		Management	For	For		For	For
1b.	Election of Director to serve until the 2024 Annual meeting: Jacqueline Brady		Management	For	For		For	For
1c.	Election of Director to serve until the 2024 Annual meeting: A. Larry Chapman		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director to serve until the 2024 Annual meeting: Reginald H. Gilyard		Management	For	For		For	For
1e.	Election of Director to serve until the 2024 Annual meeting: Mary Hogan Preusse		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director to serve until the 2024 Annual meeting: Priya Cherian Huskins		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director to serve until the 2024 Annual meeting: Gerardo I. Lopez		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director to serve until the 2024 Annual meeting: Michael D. McKee		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director to serve until the 2024 Annual meeting: Gregory T. McLaughlin		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director to serve until the 2024 Annual meeting: Ronald L. Merriman		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director to serve until the 2024 Annual meeting: Sumit Roy		Management	For	For		For	For
2.	The ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	A non-binding advisory proposal to approve the compensation of our named executive officers as described in the Proxy Statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value. Therefore, we recommend a vote AGAINST this
Proposal.

4.	A non-binding advisory vote to approve the frequency of future non-binding advisory votes by stockholders of the compensation of our named executive officers.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,288		0	18-May-2023	18-May-2023
MERCK & CO., INC.
Security		58933Y105			Meeting Type			Annual
Ticker Symbol		MRK			Meeting Date			23-May-2023
ISIN		US58933Y1055			Agenda			935809080 - Management
Record Date		24-Mar-2023			Holding Recon Date			24-Mar-2023
City /	Country	/ United States			Vote Deadline			22-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Douglas M. Baker, Jr.		Management	For	For		For	For
1b.	Election of Director: Mary Ellen Coe		Management	For	For		For	For
1c.	Election of Director: Pamela J. Craig		Management	For	For		For	For
1d.	Election of Director: Robert M. Davis		Management	For	For		For	For
1e.	Election of Director: Thomas H. Glocer		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Risa J. Lavizzo- Mourey, M.D.		Management	For	For		For	For
1g.	Election of Director: Stephen L. Mayo, Ph.D.		Management	For	For		For	For
1h.	Election of Director: Paul B. Rothman, M.D.		Management	For	For		For	For
1i.	Election of Director: Patricia F. Russo		Management	For	For		For	For
1j.	Election of Director: Christine E. Seidman, M.D.		Management	For	For		For	For
1k.	Election of Director: Inge G. Thulin		Management	For	For		For	For
1l.	Election of Director: Kathy J. Warden		Management	For	For		For	For
1m.	Election of Director: Peter C. Wendell		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Non-binding advisory vote to approve the compensation of our named executive officers.		Management	For	For		For	For
3.	Non-binding advisory vote to approve the frequency of future votes to approve the compensation of our named executive officers.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of the Company's independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder proposal regarding business operations in China.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal regarding access to COVID-19 products.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

7.	Shareholder proposal regarding indirect political spending.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

8.	Shareholder proposal regarding patents and access.		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

9.	Shareholder proposal regarding a congruency report of partnerships with globalist organizations.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

10.	Shareholder proposal regarding an independent board chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,080		0	18-May-2023	18-May-2023
HENRY SCHEIN, INC.
Security		806407102			Meeting Type			Annual
Ticker Symbol		HSIC			Meeting Date			23-May-2023
ISIN		US8064071025			Agenda			935809636 - Management
Record Date		27-Mar-2023			Holding Recon Date			27-Mar-2023
City /	Country	/ United States			Vote Deadline			22-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Mohamad Ali		Management	For	For		For	For
1b.	Election of Director: Stanley M. Bergman		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1c.	Election of Director: James P. Breslawski		Management	For	For		For	For
1d.	Election of Director: Deborah Derby		Management	For	For		For	For
1e.	Election of Director: Joseph L. Herring		Management	For	For		For	For
1f.	Election of Director: Kurt P. Kuehn		Management	For	For		For	For
1g.	Election of Director: Philip A. Laskawy		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Anne H. Margulies		Management	For	For		For	For
1i.	Election of Director: Mark E. Mlotek		Management	For	For		For	For
1j.	Election of Director: Steven Paladino		Management	For	For		For	For
1k.	Election of Director: Carol Raphael		Management	For	For		For	For
1l.	Election of Director: Scott Serota		Management	For	For		For	For
1m.	Election of Director: Bradley T. Sheares, Ph.D.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1n.	Election of Director: Reed V. Tuckson, M.D., FACP		Management	For	For		For	For
2.	Proposal to amend and restate the Company's 2015 Non-Employee Director Stock Incentive Plan.		Management	For	For		For	For
3.	Proposal to approve, by non-binding vote, the 2022 compensation paid to the Company's Named Executive Officers.		Management	For	For		For	For
4.	Proposal to recommend, by non-binding vote, the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
5.	Proposal to ratify the selection of BDO USA, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 30, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	881		0	18-May-2023	18-May-2023
WELLTOWER INC.
Security		95040Q104			Meeting Type			Annual
Ticker Symbol		WELL			Meeting Date			23-May-2023
ISIN		US95040Q1040			Agenda			935820173 - Management
Record Date		03-Apr-2023			Holding Recon Date			03-Apr-2023
City /	Country	/ United States			Vote Deadline			22-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Kenneth J. Bacon		Management	For	For		For	For
1b.	Election of Director: Karen B. DeSalvo		Management	For	For		For	For
1c.	Election of Director: Philip L. Hawkins		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Dennis G. Lopez		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Shankh Mitra		Management	For	For		For	For
1f.	Election of Director: Ade J. Patton		Management	For	For		For	For
1g.	Election of Director: Diana W. Reid		Management	For	For		For	For
1h.	Election of Director: Sergio D. Rivera		Management	For	For		For	For
1i.	Election of Director: Johnese M. Spisso		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Kathryn M. Sullivan		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	The ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	The approval, on an advisory basis, of the compensation of our named executive officers as disclosed in the 2023 Proxy Statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	An advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,272		0	18-May-2023	18-May-2023
THERMO FISHER SCIENTIFIC INC.
Security		883556102			Meeting Type			Annual
Ticker Symbol		TMO			Meeting Date			24-May-2023
ISIN		US8835561023			Agenda			935803709 - Management
Record Date		27-Mar-2023			Holding Recon Date			27-Mar-2023
City /	Country	/ United States			Vote Deadline			23-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Marc N. Casper		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Nelson J. Chai		Management	For	For		For	For
1c.	Election of Director: Ruby R. Chandy		Management	For	For		For	For
1d.	Election of Director: C. Martin Harris		Management	For	For		For	For
1e.	Election of Director: Tyler Jacks		Management	For	For		For	For
1f.	Election of Director: R. Alexandra Keith		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: James C. Mullen		Management	For	For		For	For
1h.	Election of Director: Lars R. Sørensen		Management	For	For		For	For
1i.	Election of Director: Debora L. Spar		Management	For	For		For	For
1j.	Election of Director: Scott M. Sperling		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19           Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director: Dion J. Weisler		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	An advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	An advisory vote on the frequency of future named executive officer advisory votes.		Management	1 Year	1 Year		For	For
4.	Ratification of the Audit Committee's selection of PricewaterhouseCoopers LLP as the Company's independent auditors for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Approval of the Company's Amended and Restated 2013 Stock Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	Approval of the Company's 2023 Global Employee Stock Purchase Plan.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	476		0	21-May-2023	21-May-2023
AMERICAN TOWER CORPORATION
Security		03027X100			Meeting Type			Annual
Ticker Symbol		AMT			Meeting Date			24-May-2023
ISIN		US03027X1000			Agenda			935806008 - Management
Record Date		27-Mar-2023			Holding Recon Date			27-Mar-2023
City /	Country	/ United States			Vote Deadline			23-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Thomas A. Bartlett		Management	For	For		For	For
1b.	Election of Director: Kelly C. Chambliss		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Teresa H. Clarke		Management	For	For		For	For
1d.	Election of Director: Raymond P. Dolan		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Kenneth R. Frank		Management	For	For		For	For
1f.	Election of Director: Robert D. Hormats		Management	For	For		For	For
1g.	Election of Director: Grace D. Lieblein		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Craig Macnab		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: JoAnn A. Reed		Management	For	For		For	For
1j.	Election of Director: Pamela D. A. Reeve		Management	For	For		For	For
1k.	Election of Director: Bruce L. Tanner		Management	For	For		For	For
1l.	Election of Director: Samme L. Thompson		Management	For	For		For	For
2.	To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory basis, the Company's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To vote, on an advisory basis, on the frequency with which the Company will hold a stockholder advisory vote on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	579		0	19-May-2023	19-May-2023
FIDELITY NAT'L INFORMATION SERVICES,INC.
Security		31620M106			Meeting Type			Annual
Ticker Symbol		FIS			Meeting Date			24-May-2023
ISIN		US31620M1062			Agenda			935815184 - Management
Record Date		31-Mar-2023			Holding Recon Date			31-Mar-2023
City /	Country	/ United States			Vote Deadline			23-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Lee Adrean		Management	For	For		For	For
1b.	Election of Director: Ellen R. Alemany		Management	For	For		For	For
1c.	Election of Director: Mark D. Benjamin		Management	For	For		For	For
1d.	Election of Director: Vijay G. D'Silva		Management	For	For		For	For
1e.	Election of Director: Stephanie L. Ferris		Management	For	For		For	For
1f.	Election of Director: Jeffrey A. Goldstein		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Lisa A. Hook		Management	For	For		For	For
1h.	Election of Director: Kenneth T. Lamneck		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Gary L. Lauer		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Louise M. Parent		Management	For	For		For	For
1k.	Election of Director: Brian T. Shea		Management	For	For		For	For
1l.	Election of Director: James B. Stallings, Jr.		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To approve, on an advisory basis, the compensation of the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To approve, on an advisory basis, the preferred frequency of stockholder advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	632		0	21-May-2023	21-May-2023
BLACKROCK, INC.
Security		09247X101			Meeting Type			Annual
Ticker Symbol		BLK			Meeting Date			24-May-2023
ISIN		US09247X1019			Agenda			935821000 - Management
Record Date		30-Mar-2023			Holding Recon Date			30-Mar-2023
City /	Country	/ United States			Vote Deadline			23-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Bader M. Alsaad		Management	For	For		For	For
1b.	Election of Director: Pamela Daley		Management	For	For		For	For
1c.	Election of Director: Laurence D. Fink		Management	For	For		For	For
1d.	Election of Director: William E. Ford		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Fabrizio Freda		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Murry S. Gerber		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director: Margaret "Peggy" L. Johnson		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Robert S. Kapito		Management	For	For		For	For
1i.	Election of Director: Cheryl D. Mills		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Gordon M. Nixon		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Kristin C. Peck		Management	For	For		For	For
1l.	Election of Director: Charles H. Robbins		Management	For	For		For	For
1m.	Election of Director: Marco Antonio Slim Domit		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1n.	Election of Director: Hans E. Vestberg		Management	For	For		For	For
1o.	Election of Director: Susan L. Wagner		Management	For	For		For	For
1p.	Election of Director: Mark Wilson		Management	For	For		For	For
2.	Approval, in a non-binding advisory vote, of the compensation for named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval, in a non-binding advisory vote, of the frequency of future executive compensation advisory votes.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Deloitte LLP as BlackRock's independent registered public accounting firm for the fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal - Civil rights, non- discrimination and returns to merit audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal - Production of a report on BlackRock's ability to "engineer decarbonization in the real economy".		Shareholder	Against	Against		For	For
7.	Shareholder Proposal - Impact report for climate-related human risks of iShares U.S. Aerospace and Defense Exchange-Traded Fund.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	44		0	22-May-2023	22-May-2023
PAYPAL HOLDINGS, INC.
Security		70450Y103			Meeting Type			Annual
Ticker Symbol		PYPL			Meeting Date			24-May-2023
ISIN		US70450Y1038			Agenda			935821036 - Management
Record Date		30-Mar-2023			Holding Recon Date			30-Mar-2023
City /	Country	/ United States			Vote Deadline			23-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Rodney C. Adkins		Management	For	For		For	For
1b.	Election of Director: Jonathan Christodoro		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1c.	Election of Director: John J. Donahoe		Management	For	For		For	For
1d.	Election of Director: David W. Dorman		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: Belinda J. Johnson		Management	For	For		For	For
1f.	Election of Director: Enrique Lores		Management	For	For		For	For
1g.	Election of Director: Gail J. McGovern		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	Election of Director: Deborah M. Messemer		Management	For	For		For	For
1i.	Election of Director: David M. Moffett		Management	For	For		For	For
1j.	Election of Director: Ann M. Sarnoff		Management	For	For		For	For
1k.	Election of Director: Daniel H. Schulman		Management	For	For		For	For
1l.	Election of Director: Frank D. Yeary		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval of the PayPal Holdings, Inc. 2015 Equity Incentive Award Plan, as Amended and Restated.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Ratification of the Appointment of PricewaterhouseCoopers LLP as Our Independent Auditor for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Stockholder Proposal - Provision of Services in Conflict Zones.		Shareholder	Against	Against		For	For
6.	Stockholder Proposal - Reproductive Rights and Data Privacy.		Shareholder	Against	Against		For	For
7.	Stockholder Proposal - PayPal Transparency Reports.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Stockholder Proposal - Report on Ensuring Respect for Civil Liberties.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

9.	Stockholder Proposal - Adopt Majority Vote Standard for Director Elections.		Shareholder	For	Against		Against	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,458		0	22-May-2023	22-May-2023
AMAZON.COM, INC.
Security		023135106			Meeting Type			Annual
Ticker Symbol		AMZN			Meeting Date			24-May-2023
ISIN		US0231351067			Agenda			935825452 - Management
Record Date		30-Mar-2023			Holding Recon Date			30-Mar-2023
City /	Country	/ United States			Vote Deadline			23-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Jeffrey P. Bezos		Management	For	For		For	For
1b.	Election of Director: Andrew R. Jassy		Management	For	For		For	For
1c.	Election of Director: Keith B. Alexander		Management	For	For		For	For
1d.	Election of Director: Edith W. Cooper		Management	For	For		For	For
1e.	Election of Director: Jamie S. Gorelick		Management	For	For		For	For
1f.	Election of Director: Daniel P. Huttenlocher		Management	For	For		For	For
1g.	Election of Director: Judith A. McGrath		Management	For	For		For	For
1h.	Election of Director: Indra K. Nooyi		Management	For	For		For	For
1i.	Election of Director: Jonathan J. Rubinstein		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	Election of Director: Patricia Q. Stonesifer		Management	For	For		For	For
1k.	Election of Director: Wendell P. Weeks		Management	For	For		For	For
2.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION		Management	For	For		For	For
4.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION		Management	1 Year	1 Year		For	For
5.	REAPPROVAL OF OUR 1997 STOCK INCENTIVE PLAN, AS AMENDED AND RESTATED, FOR PURPOSES OF FRENCH TAX LAW		Management	For	For		For	For
6.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON RETIREMENT PLAN OPTIONS		Shareholder	For	Against		Against	For
Comments: We believe that approval of this proposal will align the interests of the Company's employees with its climate action goals. We recommend a vote FOR this Proposal.
7.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER DUE DILIGENCE		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

8.	SHAREHOLDER PROPOSAL REQUESTING REPORTING ON CONTENT AND PRODUCT REMOVAL/RESTRICTIONS		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

9.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CONTENT REMOVAL REQUESTS		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

10.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON STAKEHOLDER IMPACTS		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will enhance the Company's climate commitments, and its human capital management practices as well as its broader stakeholder relationships. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

11.	SHAREHOLDER PROPOSAL REQUESTING ALTERNATIVE TAX REPORTING		Shareholder	For	Against		Against	For
Comments: We believe that approval of the proposal is in the best interests of the Company and its shareholders. We recommend a vote FOR this Proposal.
12.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON CLIMATE LOBBYING		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

13.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON GENDER/RACIAL PAY		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

14.	SHAREHOLDER PROPOSAL REQUESTING AN ANALYSIS OF COSTS ASSOCIATED WITH DIVERSITY, EQUITY, AND INCLUSION PROGRAMS		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

15.	SHAREHOLDER PROPOSAL REQUESTING AN AMENDMENT TO OUR BYLAWS TO REQUIRE SHAREHOLDER APPROVAL FOR CERTAIN FUTURE AMENDMENTS		Shareholder	For	Against		Against	For
Comments: We believe that approval of this proposal will ensure shareholders can vote on any proposal that would impose inequitable restrictions. As such, we recommend a vote FOR this Proposal.
16.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON FREEDOM OF ASSOCIATION		Shareholder	For	Against		Against	For

Comments: We believe that improved transparency and accountability will enhance the Company's commitment to long-term sustainability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

17.	SHAREHOLDER PROPOSAL REQUESTING A NEW POLICY REGARDING OUR EXECUTIVE COMPENSATION PROCESS		Shareholder	For	Against		Against	For

Comments: We believe that disclosure of pay grades is material to shareholders as this would provide a valuable additional metric for evaluating and voting on executive compensation practices and Say-on-Pay proxy proposals. After evaluating the details pursuant to the shareholder proposal, we recommend a vote
FOR this Proposal.

18.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON ANIMAL WELFARE STANDARDS		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

19.	SHAREHOLDER PROPOSAL REQUESTING AN ADDITIONAL BOARD COMMITTEE		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

20.	SHAREHOLDER PROPOSAL REQUESTING AN ALTERNATIVE DIRECTOR CANDIDATE POLICY		Shareholder	Against	Against		For	For

Comments: We believe that the Company's current director nominating and evaluation process already allows the best and most qualified candidates to be elected to the Board of Directors. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

21.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON WAREHOUSE WORKING CONDITIONS		Shareholder	For	Against		Against	For

Comments: Investors favor policies and practices that protect and enhance the value of their investments.
There is increasing recognition that company risks related to human rights violations, such as litigation, reputational damage, and production disruptions, can adversely affect shareholder value. To manage such risks effectively, companies must assess the risks posed by human rights practices in their operations and supply chain, as well as by the use of their products. As such, we recommend a vote FOR this Proposal.

22.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON PACKAGING MATERIALS		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

23.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER USE OF CERTAIN TECHNOLOGIES		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will enable the Company to extend its efforts in mitigating the risks of hate crimes on the Company's brand and reputation.  After reviewing the tenets of the proposal and in accordance to Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	83		0	21-May-2023	21-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	8,000		0	21-May-2023	21-May-2023
NXP SEMICONDUCTORS N.V.
Security		N6596X109			Meeting Type			Annual
Ticker Symbol		NXPI			Meeting Date			24-May-2023
ISIN		NL0009538784			Agenda			935858475 - Management
Record Date		26-Apr-2023			Holding Recon Date			26-Apr-2023
City /	Country	/ Netherlands			Vote Deadline			23-May-2023 11:59 PM ET
SEDOL(s)					Quick Code

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	Adoption of the 2022 Statutory Annual Accounts		Management	For	For		For	For
2.	Discharge the members of the Company's Board of Directors (the "Board") for their responsibilities in the financial year ended December 31, 2022		Management	For	For		For	For
3a.	Re-appoint Kurt Sievers as executive director		Management	For	For		For	For
3b.	Re-appoint Annette Clayton as non- executive director		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

3c.	Re-appoint Anthony Foxx as non-executive director		Management	For	For		For	For
3d.	Re-appoint Chunyuan Gu as non-executive director		Management	For	For		For	For
3e.	Re-appoint Lena Olving as non-executive director		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

3f.	Re-appoint Julie Southern as non-executive director		Management	For	For		For	For
3g.	Re-appoint Jasmin Staiblin as non- executive director		Management	For	For		For	For
3h.	Re-appoint Gregory Summe as non- executive director		Management	For	For		For	For
3i.	Re-appoint Karl-Henrik Sundström as non- executive director		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

3j.	Appoint Moshe Gavrielov as non-executive director		Management	For	For		For	For
4.	Authorization of the Board to issue ordinary shares of the Company ("ordinary shares") and grant rights to acquire ordinary shares		Management	For	For		For	For
5.	Authorization of the Board to restrict or exclude preemption rights accruing in connection with an issue of shares or grant of rights		Management	For	For		For	For
6.	Authorization of the Board to repurchase ordinary shares		Management	Against	For		Against	For

Comments: We believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this Resolution.

7.	Authorization of the Board to cancel ordinary shares held or to be acquired by the Company		Management	For	For		For	For
8.	Re-appointment of Ernst & Young Accountants LLP as our independent auditors for the fiscal year ending December 31, 2023		Management	For	For		For	For
9.	Non-binding, advisory vote to approve Named Executive Officer compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Resolution.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	168		0	21-May-2023	21-May-2023
CHIPOTLE MEXICAN GRILL, INC.
Security		169656105			Meeting Type			Annual
Ticker Symbol		CMG			Meeting Date			25-May-2023
ISIN		US1696561059			Agenda			935815603 - Management
Record Date		28-Mar-2023			Holding Recon Date			28-Mar-2023
City /	Country	/ United States			Vote Deadline			24-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Albert Baldocchi		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.2	Election of Director: Matthew Carey		Management	For	For		For	For
1.3	Election of Director: Gregg Engles		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.4	Election of Director: Patricia Fili-Krushel		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.5	Election of Director: Mauricio Gutierrez		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.6	Election of Director: Robin Hickenlooper		Management	For	For		For	For
1.7	Election of Director: Scott Maw		Management	For	For		For	For
1.8	Election of Director: Brian Niccol		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1.9	Election of Director: Mary Winston		Management	For	For		For	For
2.	An advisory vote to approve the compensation of our executive officers as disclosed in the proxy statement ("say on pay").		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	An advisory vote on the frequency of future say on pay votes.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal - Request to limit certain bylaw amendments.		Shareholder	For	Against		Against	For
Comments: We believe that approval of this proposal will ensure shareholders can vote on any proposal that would impose inequitable restrictions. As such, we recommend a vote FOR this Proposal.
6.	Shareholder Proposal - Request to adopt a non-interference policy.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	71		0	23-May-2023	23-May-2023
THE MOSAIC COMPANY
Security		61945C103			Meeting Type			Annual
Ticker Symbol		MOS			Meeting Date			25-May-2023
ISIN		US61945C1036			Agenda			935817051 - Management
Record Date		28-Mar-2023			Holding Recon Date			28-Mar-2023
City /	Country	/ United States			Vote Deadline			24-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Cheryl K. Beebe		Management	For	For		For	For
1b.	Election of Director: Gregory L. Ebel		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1c.	Election of Director: Timothy S. Gitzel		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: Denise C. Johnson		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: Emery N. Koenig		Management	For	For		For	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: James ("Joc") C. O'Rourke		Management	For	For		For	For
1g.	Election of Director: David T. Seaton		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	Election of Director: Steven M. Seibert		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: João Roberto Gonçalves Teixeira		Management	For	For		For	For
1j.	Election of Director: Gretchen H. Watkins		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director: Kelvin R. Westbrook		Management	For	For		For	For
2.	Approval of The Mosaic Company 2023 Stock and Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	An advisory vote to approve the compensation of our named executive officers as disclosed in the Proxy Statement.		Management	For	For		For	For
5.	An advisory vote on the frequency of future stockholder advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
6.	A stockholder proposal to reduce the ownership threshold to call a special meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

7.	A stockholder proposal to report on the Company's plans to reduce greenhouse gas emissions.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	563		0	23-May-2023	23-May-2023
MCDONALD'S CORPORATION
Security		580135101			Meeting Type			Annual
Ticker Symbol		MCD			Meeting Date			25-May-2023
ISIN		US5801351017			Agenda			935819788 - Management
Record Date		27-Mar-2023			Holding Recon Date			27-Mar-2023
City /	Country	/ United States			Vote Deadline			24-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve until the 2024 Annual Meeting: Anthony Capuano		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director to serve until the 2024 Annual Meeting: Kareem Daniel		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director to serve until the 2024 Annual Meeting: Lloyd Dean		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director to serve until the 2024 Annual Meeting: Catherine Engelbert		Management	For	For		For	For
1e.	Election of Director to serve until the 2024 Annual Meeting: Margaret Georgiadis		Management	For	For		For	For
1f.	Election of Director to serve until the 2024 Annual Meeting: Enrique Hernandez, Jr.		Management	Against	For		Against	For

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1g.	Election of Director to serve until the 2024 Annual Meeting: Christopher Kempczinski		Management	For	For		For	For
1h.	Election of Director to serve until the 2024 Annual Meeting: Richard Lenny		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director to serve until the 2024 Annual Meeting: John Mulligan		Management	For	For		For	For
1j.	Election of Director to serve until the 2024 Annual Meeting: Jennifer Taubert		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director to serve until the 2024 Annual Meeting: Paul Walsh		Management	For	For		For	For
1l.	Election of Director to serve until the 2024 Annual Meeting: Amy Weaver		Management	For	For		For	For
1m.	Election of Director to serve until the 2024 Annual Meeting: Miles White		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory vote to approve executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	Advisory vote to ratify the appointment of Ernst & Young LLP as independent auditor for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Advisory Vote on Adoption of Antibiotics Policy (1 of 2).		Shareholder	Against	Against		For	For

Comments: We believe that approval of the proposal as requested by the proponent would not be a good use of company resources. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Advisory Vote on Adoption of Antibiotics Policy (2 of 2).		Shareholder	Against	Against		For	For

Comments: Given the Company's existing policy and efforts regarding antibiotic use, we believe that approval of the proposal as requested by the proponent would not be a good use of company resources. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Advisory Vote on Annual Report on "Communist China."		Shareholder	For	Against		Against	For

Comments: Investors favor policies and practices that protect and enhance the value of their investments.
There is increasing recognition that company risks related to human rights violations, such as litigation, reputational damage, and production disruptions, can adversely affect shareholder value. To manage such risks effectively, companies must assess the risks posed by human rights practices in their operations and supply chain, as well as by the use of their products. As such, we recommend a vote FOR this Proposal.

8.	Advisory Vote on Civil Rights & Returns to Merit Audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

9.	Advisory Vote on Annual Report on Lobbying Activities.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

10.	Advisory Vote on Annual Report on Global Political Influence.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

11.	Advisory Vote on Poultry Welfare Disclosure.		Shareholder	Against	Against		For	For

Comments: We believe that the preparation of an additional report to stockholders as requested by the proponent would not be a good use of company resources. As such, in accordance with Egan-Jones' Proxy
Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	756		0	23-May-2023	23-May-2023
EQUINIX, INC.
Security		29444U700			Meeting Type			Annual
Ticker Symbol		EQIX			Meeting Date			25-May-2023
ISIN		US29444U7000			Agenda			935820490 - Management
Record Date		30-Mar-2023			Holding Recon Date			30-Mar-2023
City /	Country	/ United States			Vote Deadline			24-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Nanci Caldwell		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Adaire Fox- Martin		Management	For	For		For	For
1c.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Ron Guerrier		Management	For	For		For	For
1d.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Gary Hromadko		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Charles Meyers		Management	For	For		For	For
1f.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Thomas Olinger		Management	For	For		For	For
1g.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Christopher Paisley		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Jeetu Patel		Management	For	For		For	For
1i.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Sandra Rivera		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Fidelma Russo		Management	For	For		For	For
1k.	Election of Director to the Board of Directors to serve until the next Annual Meeting or until their successors have been duly elected and qualified: Peter Van Camp		Management	Against	For		Against	For

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	Approval, by a non-binding advisory vote, of the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval, by a non-binding advisory vote, of the frequency with which our stockholders will vote on the compensation of our named executive officers		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	A stockholder proposal related to shareholder ratification of termination pay		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	84		0	22-May-2023	22-May-2023
SBA COMMUNICATIONS CORPORATION
Security		78410G104			Meeting Type			Annual
Ticker Symbol		SBAC			Meeting Date			25-May-2023
ISIN		US78410G1040			Agenda			935820515 - Management
Record Date		24-Mar-2023			Holding Recon Date			24-Mar-2023
City /	Country	/ United States			Vote Deadline			24-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director For a three-year term expiring at the 2026 Annual Meeting: Steven E. Bernstein		Management	For	For		For	For
1.2	Election of Director For a three-year term expiring at the 2026 Annual Meeting: Laurie Bowen		Management	For	For		For	For
1.3	Election of Director For a three-year term expiring at the 2026 Annual Meeting: Amy E. Wilson		Management	For	For		For	For
2.	Ratification of the appointment of Ernst & Young LLP as SBA's independent registered public accounting firm for the 2023 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, on an advisory basis, of the compensation of SBA's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval, on an advisory basis, of the frequency of future advisory votes on the compensation of SBA's named executive officers.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	256		0	23-May-2023	23-May-2023
LOWE'S COMPANIES, INC.
Security		548661107			Meeting Type			Annual
Ticker Symbol		LOW			Meeting Date			26-May-2023
ISIN		US5486611073			Agenda			935817190 - Management
Record Date		20-Mar-2023			Holding Recon Date			20-Mar-2023
City /	Country	/ United States			Vote Deadline			25-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Raul Alvarez		Withheld	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	David H. Batchelder		Withheld	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	3	Scott H. Baxter		Withheld	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Sandra B. Cochran		For	For		For	For
	5	Laurie Z. Douglas		For	For		For	For
	6	Richard W. Dreiling		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Marvin R. Ellison		Withheld	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	8	Daniel J. Heinrich		Withheld	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	9	Brian C. Rogers		For	For		For	For
	10	Bertram L. Scott		For	For		For	For
	11	Colleen Taylor		For	For		For	For
	12	Mary Beth West		For	For		For	For
2.	Advisory vote to approve the Company's named executive officer compensation in fiscal 2022.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote on the frequency of future advisory votes to approve the Company's named executive officer compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder proposal requesting an independent board chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	952		0	24-May-2023	24-May-2023
EXXON MOBIL CORPORATION
Security		30231G102			Meeting Type			Annual
Ticker Symbol		XOM			Meeting Date			31-May-2023
ISIN		US30231G1022			Agenda			935823977 - Management
Record Date		05-Apr-2023			Holding Recon Date			05-Apr-2023
City /	Country	/ United States			Vote Deadline			30-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Michael J. Angelakis		Management	For	For		For	For
1b.	Election of Director: Susan K. Avery		Management	For	For		For	For
1c.	Election of Director: Angela F. Braly		Management	For	For		For	For
1d.	Election of Director: Gregory J. Goff		Management	For	For		For	For
1e.	Election of Director: John D. Harris II		Management	For	For		For	For
1f.	Election of Director: Kaisa H. Hietala		Management	For	For		For	For
1g.	Election of Director: Joseph L. Hooley		Management	For	For		For	For
1h.	Election of Director: Steven A. Kandarian		Management	For	For		For	For
1i.	Election of Director: Alexander A. Karsner		Management	For	For		For	For
1j.	Election of Director: Lawrence W. Kellner		Management	For	For		For	For
1k.	Election of Director: Jeffrey W. Ubben		Management	For	For		For	For
1l.	Election of Director: Darren W. Woods		Management	For	For		For	For
2.	Ratification of Independent Auditors		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Executive Compensation		Management	For	For		For	For
4.	Frequency of Advisory Vote on Executive Compensation		Management	1 Year	1 Year		For	For
5.	Establish a New Board Committee on Decarbonization Risk		Shareholder	Against	Against		For	For

Comments: We believe that approval of the proposal would be of limited usefulness to shareholders and management and duplicative of past and ongoing Company and regulatory activities. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Reduce Executive Stock Holding Period		Shareholder	For	Against		Against	For

Comments: Given the foregoing, we believe that requiring senior executives to hold a significant portion of stock obtained through executive pay plans would focus the executives on the Company's long-term success. We recommend a vote FOR this Proposal.

7.	Additional Carbon Capture and Storage and Emissions Report		Shareholder	For	Against		Against	For

Comments: Although the Company describes its general commitment to corporate citizenship on its website, investors increasingly look for more detailed ESG performance metrics. Also, climate change is one of the most financially significant environmental issues currently facing investors. Tracking and reporting on ESG business practices makes a company more responsive to a global business environment.
We believe that approval of this proposal is in the best interests of the Company and its shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

8.	Additional Direct Methane Measurement		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Establish a Scope 3 Target and Reduce Hydrocarbon Sales		Shareholder	Against	Against		For	For

Comments: Reducing the production of hydrocarbon products by an oil company like Exxon could have potential negative implications for long-term shareholder profits. The decision to meet or not-meet certain social goals decided by society is best left to management because of the ever changing dynamics and politics of those goals. We believe that approval of the proposal is not in the best interests of the Company and its shareholders. We recommend a vote AGAINST this Proposal.

10.	Additional Report on Worst-case Spill and Response Plans		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	GHG Reporting on Adjusted Basis		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

12.	Report on Asset Retirement Obligations Under IEA NZE Scenario		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

13.	Report on Plastics Under SCS Scenario		Shareholder	Against	Against		For	For

Comments: We believe that a report of the type requested by the proposal would be of limited usefulness to shareholders and management and duplicative of past and ongoing Company and regulatory activities.
Given the limited value of such a report, its preparation would be an inefficient use of corporate resources and an unnecessary expense. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

14.	Litigation Disclosure Beyond Legal and Accounting Requirements		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

15.	Tax Reporting Beyond Legal Requirements		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

16.	Energy Transition Social Impact Report		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

17.	Report on Commitment Against AMAP Work		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	54		0	29-May-2023	29-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	4,000		0	29-May-2023	29-May-2023
CHEVRON CORPORATION
Security		166764100			Meeting Type			Annual
Ticker Symbol		CVX			Meeting Date			31-May-2023
ISIN		US1667641005			Agenda			935829284 - Management
Record Date		03-Apr-2023			Holding Recon Date			03-Apr-2023
City /	Country	/ United States			Vote Deadline			30-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Wanda M. Austin		Management	For	For		For	For
1b.	Election of Director: John B. Frank		Management	For	For		For	For
1c.	Election of Director: Alice P. Gast		Management	For	For		For	For
1d.	Election of Director: Enrique Hernandez, Jr.		Management	For	For		For	For
1e.	Election of Director: Marillyn A. Hewson		Management	For	For		For	For
1f.	Election of Director: Jon M. Huntsman Jr.		Management	For	For		For	For
1g.	Election of Director: Charles W. Moorman		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Dambisa F. Moyo		Management	For	For		For	For
1i.	Election of Director: Debra Reed-Klages		Management	For	For		For	For
1j.	Election of Director: D. James Umpleby III		Management	For	For		For	For
1k.	Election of Director: Cynthia J. Warner		Management	For	For		For	For
1l.	Election of Director: Michael K. Wirth		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Named Executive Officer Compensation		Management	For	For		For	For
4.	Advisory Vote on the Frequency of Future Advisory Votes on Named Executive Officer Compensation		Management	1 Year	1 Year		For	For
5.	Rescind the 2021 "Reduce Scope 3 Emissions" Stockholder Proposal		Shareholder	For	Against		Against	For

Comments: The decision to meet or not-meet certain social goals decided by society is best left to management because of the ever changing dynamics and politics of those goals. Moreover, we believe that only management has access to the internal data which would allow it to guess when as well as if it should exit or reduce the company's current line of business. As such, we believe that approval of the proposal is in the best interests of the Company and its shareholders. We recommend a vote FOR this Proposal.

6.	Set a Medium-Term Scope 3 GHG Emissions Reduction Target		Shareholder	Against	Against		For	For

Comments: Reducing the production of hydrocarbon products by an oil company like Chevron could have potential negative implications for long-term shareholder profits. The decision to meet or not-meet certain social goals decided by society is best left to management because of the ever changing dynamics and politics of those goals. We believe that approval of the proposal is not in the best interests of the Company and its shareholders. We recommend a vote AGAINST this Proposal.

7.	Recalculate Emissions Baseline to Exclude Emissions from Material Divestitures		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Establish Board Committee on Decarbonization Risk		Shareholder	Against	Against		For	For

Comments: We believe that approval of the proposal would be of limited usefulness to shareholders and management and duplicative of past and ongoing Company and regulatory activities. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.	Report on Worker and Community Impact from Facility Closures and Energy Transitions		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	Report on Racial Equity Audit		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	Report on Tax Practices		Shareholder	Against	Against		For	For

Comments: We believe that a report of the type requested by the proposal would be of limited usefulness to shareholders and management and duplicative of past and ongoing Company and regulatory activities.
Given the limited value of such a report, its preparation would be an inefficient use of corporate resources and an unnecessary expense. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

12.	Independent Chair		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	290		0	30-May-2023	30-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,200		0	30-May-2023	30-May-2023
META PLATFORMS, INC.
Security		30303M102			Meeting Type			Annual
Ticker Symbol		META			Meeting Date			31-May-2023
ISIN		US30303M1027			Agenda			935830960 - Management
Record Date		06-Apr-2023			Holding Recon Date			06-Apr-2023
City /	Country	/ United States			Vote Deadline			30-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Peggy Alford		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	Marc L. Andreessen		Withheld	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	3	Andrew W. Houston		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Nancy Killefer		For	For		For	For
	5	Robert M. Kimmitt		For	For		For	For
	6	Sheryl K. Sandberg		For	For		For	For
	7	Tracey T. Travis		For	For		For	For
	8	Tony Xu		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	9	Mark Zuckerberg		Withheld	For		Against	For

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

2.	To ratify the appointment of Ernst & Young LLP as Meta Platforms, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	A shareholder proposal regarding government takedown requests.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

4.	A shareholder proposal regarding dual class capital structure.		Shareholder	For	Against		Against	For

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	A shareholder proposal regarding human rights impact assessment of targeted advertising.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	A shareholder proposal regarding report on lobbying disclosures.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	A shareholder proposal regarding report on allegations of political entanglement and content management biases in India.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

8.	A shareholder proposal regarding report on framework to assess company lobbying alignment with climate goals.		Shareholder	Against	Against		For	For

Comments: We believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures.
We believe that the requested report is unnecessary and would require expenditures and the use of
Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.	A shareholder proposal regarding report on reproductive rights and data privacy.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. As such, in accordance with Egan-Jones
Proxy Guidelines, we recommend a vote AGAINST this Proposal.

10.	A shareholder proposal regarding report on enforcement of Community Standards and user content.		Shareholder	For	Against		Against	For

Comments: Given the Company's failure to mitigate the material risks of dangerous and criminal behavior, terrorist content, hate speech, and misinformation on its sites, we believe that approval of this proposal is in the best interests of the Company and its stakeholders. As such, we recommend a vote FOR this Proposal.

11.	A shareholder proposal regarding report on child safety impacts and actual harm reduction to children.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will enable the Company to gather adequate information on the risks brought by the increasing exploitation of children online, and therefore use such information in addressing the operational and reputational impacts not only within the Company, but also in the communities it serves. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

12.	A shareholder proposal regarding report on pay calibration to externalized costs.		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

13.	A shareholder proposal regarding performance review of the audit & risk oversight committee.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway. As such, in accordance with Egan-Jones Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	58		0	29-May-2023	29-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,980		0	29-May-2023	29-May-2023
WALMART INC.
Security		931142103			Meeting Type			Annual
Ticker Symbol		WMT			Meeting Date			31-May-2023
ISIN		US9311421039			Agenda			935833144 - Management
Record Date		06-Apr-2023			Holding Recon Date			06-Apr-2023
City /	Country	/ United States			Vote Deadline			30-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Cesar Conde		Management	For	For		For	For
1b.	Election of Director: Timothy P. Flynn		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: Sarah J. Friar		Management	For	For		For	For
1d.	Election of Director: Carla A. Harris		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Thomas W. Horton		Management	For	For		For	For
1f.	Election of Director: Marissa A. Mayer		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: C. Douglas McMillon		Management	For	For		For	For
1h.	Election of Director: Gregory B. Penner		Management	For	For		For	For
1i.	Election of Director: Randall L. Stephenson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: S. Robson Walton		Management	For	For		For	For
1k.	Election of Director: Steuart L. Walton		Management	For	For		For	For
2.	Advisory Vote on the Frequency of Future Say-On-Pay Votes.		Management	1 Year	1 Year		For	For
3.	Advisory Vote to Approve Named Executive Officer Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Ratification of Ernst & Young LLP as Independent Accountants.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Policy Regarding Worker Pay in Executive Compensation.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Report on Human Rights Due Diligence.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

7.	Racial Equity Audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Racial and Gender Layoff Diversity Report.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

9.	Request to Require Shareholder Approval of Certain Future Bylaw Amendments.		Shareholder	For	Against		Against	For
Comments: We believe that approval of this proposal will ensure shareholders can vote on any proposal that would impose inequitable restrictions. As such, we recommend a vote FOR this Proposal.
10.	Report on Reproductive Rights and Data Privacy.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and potential legal risk by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

11.	Communist China Risk Audit.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

12.	Workplace Safety & Violence Review.		Shareholder	For	Against		Against	For

Comments: Investors favor policies and practices that protect and enhance the value of their investments.
There is increasing recognition that company risks related to violence, human rights violations, such as litigation, reputational damage, and production disruptions, can adversely affect shareholder value. To manage such risks effectively, companies must assess the risks posed by human rights practices in their operations and supply chain, as well as by the use of their products. As such, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,532		0	27-May-2023	27-May-2023
SERVICENOW, INC.
Security		81762P102			Meeting Type			Annual
Ticker Symbol		NOW			Meeting Date			01-Jun-2023
ISIN		US81762P1021			Agenda			935821062 - Management
Record Date		04-Apr-2023			Holding Recon Date			04-Apr-2023
City /	Country	/ United States			Vote Deadline			31-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Susan L. Bostrom		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1b.	Election of Director: Teresa Briggs		Management	For	For		For	For
1c.	Election of Director: Jonathan C. Chadwick		Management	For	For		For	For
1d.	Election of Director: Paul E. Chamberlain		Management	For	For		For	For
1e.	Election of Director: Lawrence J. Jackson, Jr.		Management	For	For		For	For
1f.	Election of Director: Frederic B. Luddy		Management	For	For		For	For
1g.	Election of Director: William R. McDermott		Management	Against	For		Against	For

Comments: F4        Over-Boarded (Board Chair and CEO)

Egan-Jones' Proxy Guidelines state that neither Chairman nor CEO, being the most critical roles in a company, should hold more than one other public directorship to ensure the valuable and prudent exercise of their fiduciary duties and that their integrity and efficiency are not compromised, whether the positions are separate or combined.
F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1h.	Election of Director: Jeffrey A. Miller		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1i.	Election of Director: Joseph "Larry" Quinlan		Management	For	For		For	For
1j.	Election of Director: Anita M. Sands		Management	For	For		For	For
2.	To approve, on an advisory basis, the compensation of our Named Executive Officers ("Say-on-Pay").		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To approve the Amended and Restated 2021 Equity Incentive Plan to increase the number of shares reserved for issuance.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	To elect Deborah Black as a director.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	210		0	26-May-2023	26-May-2023
NETFLIX, INC.
Security		64110L106			Meeting Type			Annual
Ticker Symbol		NFLX			Meeting Date			01-Jun-2023
ISIN		US64110L1061			Agenda			935831126 - Management
Record Date		06-Apr-2023			Holding Recon Date			06-Apr-2023
City /	Country	/ United States			Vote Deadline			31-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Mathias Döpfner		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Reed Hastings		Management	For	For		For	For
1c.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Jay Hoag		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Ted Sarandos		Management	For	For		For	For
2.	Ratification of appointment of independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
5.	Stockholder proposal entitled, "Proposal 5 - Reform the Current Impossible Special Shareholder Meeting Requirements," if properly presented at the meeting.		Shareholder	Against	Against		For	For

Comments: We believe it is appropriate to enable holders of at least 10% of a company's common stock to have an ability to call special meetings for any purpose at any time. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

6.	Stockholder proposal entitled, "Netflix- Exclusive Board of Directors," if properly presented at the meeting.		Shareholder	Against	Against		For	For

Comments: We believe that the restriction being imposed by the proposal will limit the Company's ability to attract and retain the right mix of candidates to serve on the Board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

7.	Stockholder proposal requesting a report on the Company's 401(K) Plan, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Stockholder proposal entitled, "Policy on Freedom of Association," if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	408		0	29-May-2023	29-May-2023
TRANE TECHNOLOGIES PLC
Security		G8994E103			Meeting Type			Annual
Ticker Symbol		TT			Meeting Date			01-Jun-2023
ISIN		IE00BK9ZQ967			Agenda			935831897 - Management
Record Date		06-Apr-2023			Holding Recon Date			06-Apr-2023
City /	Country	/ United States			Vote Deadline			31-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Kirk E. Arnold		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Ann C. Berzin		Management	For	For		For	For
1c.	Election of Director: April Miller Boise		Management	For	For		For	For
1d.	Election of Director: Gary D. Forsee		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

Member of the Compensation Committee and the Company earns a compensation score of Needs
Attention

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: Mark R. George		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: John A. Hayes		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Linda P. Hudson		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Myles P. Lee		Management	For	For		For	For
1i.	Election of Director: David S. Regnery		Management	Against	For		Against	For

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Melissa N. Schaeffer		Management	For	For		For	For
1k.	Election of Director: John P. Surma		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Audit Committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory vote on the frequency of the advisory vote on the compensation of the Company's named executive officers.		Management	1 Year	1 Year		For	For
3.	Advisory approval of the compensation of the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of the appointment of independent auditors of the Company and authorization of the Audit Committee of the Board of Directors to set the auditors' remuneration.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Approval of the renewal of the Directors' existing authority to issue shares.		Management	For	For		For	For
6.	Approval of the renewal of the Directors' existing authority to issue shares for cash without first offering shares to existing shareholders. (Special Resolution)		Management	For	For		For	For
7.	Determination of the price range at which the Company can re-allot shares that it holds as treasury shares. (Special Resolution)		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	721		0	29-May-2023	29-May-2023
ALPHABET INC.
Security		02079K305			Meeting Type			Annual
Ticker Symbol		GOOGL			Meeting Date			02-Jun-2023
ISIN		US02079K3059			Agenda			935830946 - Management
Record Date		04-Apr-2023			Holding Recon Date			04-Apr-2023
City /	Country	/ United States			Vote Deadline			01-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Larry Page		Management	For	For		For	For
1b.	Election of Director: Sergey Brin		Management	For	For		For	For
1c.	Election of Director: Sundar Pichai		Management	For	For		For	For
1d.	Election of Director: John L. Hennessy		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	Election of Director: Frances H. Arnold		Management	For	For		For	For
1f.	Election of Director: R. Martin "Marty" Chávez		Management	For	For		For	For
1g.	Election of Director: L. John Doerr		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	Election of Director: Roger W. Ferguson Jr.		Management	For	For		For	For
1i.	Election of Director: Ann Mather		Management	For	For		For	For
1j.	Election of Director: K. Ram Shriram		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director: Robin L. Washington		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval of amendment and restatement of Alphabet's Amended and Restated 2021 Stock Plan to increase the share reserve by 170,000,000 (post stock split) shares of Class C capital stock		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote to approve compensation awarded to named executive officers		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Advisory vote on the frequency of advisory votes to approve compensation awarded to named executive officers		Management	1 Year	3 Years		Against	For

Comments: It is our opinion that an annual say-on-pay vote is the accepted standard for companies today and a requirement for good corporate governance. Furthermore, we believe that triennial advisory vote on executive compensation will hinder shareholders from providing the Company with direct input on their respective compensation philosophy, policies and practices as disclosed in the proxy statement. We do not concur with the current board's recommendation of a triennial ratification (non-binding vote) on this issue.
We recommend a vote AGAINST the option of triennial (every three years) as the frequency with which shareholders will be provided an advisory vote on executive compensation.

6.	Stockholder proposal regarding a lobbying report		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Stockholder proposal regarding a congruency report		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Stockholder proposal regarding a climate lobbying report		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.	Stockholder proposal regarding a report on reproductive rights and data privacy		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and potential legal risk by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

10.	Stockholder proposal regarding a human rights assessment of data center siting		Shareholder	For	Against		Against	For

Comments: We believe that the adoption of a more comprehensive human rights policy, coupled with implementation, enforcement, independent monitoring, and transparent, comprehensive reporting will assure shareholders of the Company's global leadership. We recommend a vote FOR this Proposal.

11.	Stockholder proposal regarding a human rights assessment of targeted ad policies and practices		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

12.	Stockholder proposal regarding algorithm disclosures		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

13.	Stockholder proposal regarding a report on alignment of YouTube policies with legislation		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

14.	Stockholder proposal regarding a content governance report		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

15.	Stockholder proposal regarding a performance review of the Audit and Compliance Committee		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

16.	Stockholder proposal regarding bylaws amendment		Shareholder	For	Against		Against	For
Comments: We believe that approval of this proposal will ensure shareholders can vote on any proposal that would impose inequitable restrictions. As such, we recommend a vote FOR this Proposal.
17.	Stockholder proposal regarding "executives to retain significant stock"		Shareholder	For	Against		Against	For

Comments: Given the foregoing, we believe that requiring senior executives to hold a significant portion of stock obtained through executive pay plans would focus the executives on the Company's long-term success. We recommend a vote FOR this Proposal.

18.	Stockholder proposal regarding equal shareholder voting		Shareholder	For	Against		Against	For

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	683		0	31-May-2023	31-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	6,000		0	31-May-2023	31-May-2023
UNITEDHEALTH GROUP INCORPORATED
Security		91324P102			Meeting Type			Annual
Ticker Symbol		UNH			Meeting Date			05-Jun-2023
ISIN		US91324P1021			Agenda			935835237 - Management
Record Date		10-Apr-2023			Holding Recon Date			10-Apr-2023
City /	Country	/ United States			Vote Deadline			02-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Timothy Flynn		Management	For	For		For	For
1b.	Election of Director: Paul Garcia		Management	For	For		For	For
1c.	Election of Director: Kristen Gil		Management	For	For		For	For
1d.	Election of Director: Stephen Hemsley		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	Election of Director: Michele Hooper		Management	For	For		For	For
1f.	Election of Director: F. William McNabb III		Management	For	For		For	For
1g.	Election of Director: Valerie Montgomery Rice, M.D.		Management	For	For		For	For
1h.	Election of Director: John Noseworthy, M.D.		Management	For	For		For	For
1i.	Election of Director: Andrew Witty		Management	For	For		For	For
2.	Advisory approval of the Company's executive compensation.		Management	For	For		For	For
3.	Advisory approval of the frequency of holding future say-on-pay votes.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking a third-party racial equity audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal requiring a political contributions congruency report.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking shareholder ratification of termination pay.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	143		0	31-May-2023	31-May-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	1,000		0	31-May-2023	31-May-2023
FREEPORT-MCMORAN INC.
Security		35671D857			Meeting Type			Annual
Ticker Symbol		FCX			Meeting Date			06-Jun-2023
ISIN		US35671D8570			Agenda			935831493 - Management
Record Date		10-Apr-2023			Holding Recon Date			10-Apr-2023
City /	Country	/ United States			Vote Deadline			05-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: David P. Abney		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Richard C. Adkerson		Management	For	For		For	For
1c.	Election of Director: Marcela E. Donadio		Management	For	For		For	For
1d.	Election of Director: Robert W. Dudley		Management	For	For		For	For
1e.	Election of Director: Hugh Grant		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Lydia H. Kennard		Management	For	For		For	For
1g.	Election of Director: Ryan M. Lance		Management	For	For		For	For
1h.	Election of Director: Sara Grootwassink Lewis		Management	For	For		For	For
1i.	Election of Director: Dustan E. McCoy		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Kathleen L. Quirk		Management	For	For		For	For
1k.	Election of Director: John J. Stephens		Management	For	For		For	For
1l.	Election of Director: Frances Fragos Townsend		Management	For	For		For	For
2.	Approval, on an advisory basis, of the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval, on an advisory basis, of the frequency of future advisory votes on the compensation of our named executive officers.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2,885		0	01-Jun-2023	01-Jun-2023
DAVITA INC.
Security		23918K108			Meeting Type			Annual
Ticker Symbol		DVA			Meeting Date			06-Jun-2023
ISIN		US23918K1088			Agenda			935837952 - Management
Record Date		14-Apr-2023			Holding Recon Date			14-Apr-2023
City /	Country	/ United States			Vote Deadline			05-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Pamela M. Arway		Management	Against	For		Against	For

Comments: F3           Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22        Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Charles G. Berg		Management	For	For		For	For
1c.	Election of Director: Barbara J. Desoer		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Jason M. Hollar		Management	For	For		For	For
1e.	Election of Director: Gregory J. Moore, MD, PhD		Management	For	For		For	For
1f.	Election of Director: John M. Nehra		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Javier J. Rodriguez		Management	For	For		For	For
1h.	Election of Director: Adam H. Schechter		Management	For	For		For	For
1i.	Election of Director: Phyllis R. Yale		Management	For	For		For	For
2.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory basis, the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To approve, on an advisory basis, the frequency of future advisory votes on named executive officer compensation.		Management	1 Year	1 Year		For	For
5.	To approve an amendment and restatement of the Company's Restated Certificate of Incorporation to provide for the exculpation of officers as permitted by Delaware law.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	427		0	31-May-2023	31-May-2023
BOOKING HOLDINGS INC.
Security		09857L108			Meeting Type			Annual
Ticker Symbol		BKNG			Meeting Date			06-Jun-2023
ISIN		US09857L1089			Agenda			935842244 - Management
Record Date		11-Apr-2023			Holding Recon Date			11-Apr-2023
City /	Country	/ United States			Vote Deadline			05-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Glenn D. Fogel		For	For		For	For
	2	Mirian M. Graddick-Weir		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	3	Wei Hopeman		For	For		For	For
	4	Robert J. Mylod, Jr.		Withheld	For		Against	For

Comments: F3           Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.
F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Charles H. Noski		For	For		For	For
	6	Larry Quinlan		For	For		For	For
	7	Nicholas J. Read		For	For		For	For
	8	Thomas E. Rothman		Withheld	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	9	Sumit Singh		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	10	Lynn V. Radakovich		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	11	Vanessa A. Wittman		For	For		For	For
2.	Advisory vote to approve 2022 executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value. Therefore, we recommend a vote AGAINST this
Proposal.

3.	Ratification of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Advisory vote on the frequency of future non-binding advisory votes on the compensation paid by the Company to its named executive officers.		Management	1 Year	1 Year		For	For
5.	Stockholder proposal requesting a non- binding stockholder vote to ratify termination pay of executives.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	38		0	31-May-2023	31-May-2023
THE TJX COMPANIES, INC.
Security		872540109			Meeting Type			Annual
Ticker Symbol		TJX			Meeting Date			06-Jun-2023
ISIN		US8725401090			Agenda			935847509 - Management
Record Date		13-Apr-2023			Holding Recon Date			13-Apr-2023
City /	Country	/ United States			Vote Deadline			05-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: José B. Alvarez		Management	For	For		For	For
1b.	Election of Director: Alan M. Bennett		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: Rosemary T. Berkery		Management	For	For		For	For
1d.	Election of Director: David T. Ching		Management	For	For		For	For
1e.	Election of Director: C. Kim Goodwin		Management	For	For		For	For
1f.	Election of Director: Ernie Herrman		Management	For	For		For	For
1g.	Election of Director: Amy B. Lane		Management	For	For		For	For
1h.	Election of Director: Carol Meyrowitz		Management	For	For		For	For
1i.	Election of Director: Jackwyn L. Nemerov		Management	For	For		For	For
2.	Ratification of appointment of PricewaterhouseCoopers as TJX's independent registered public accounting firm for fiscal 2024.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of TJX's executive compensation (the say-on-pay vote).		Management	For	For		For	For
4.	Advisory approval of the frequency of TJX's say-on-pay votes.		Management	1 Year	1 Year		For	For
5.	Shareholder proposal for a report on effectiveness of social compliance efforts in TJX's supply chain.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal for a report on risk to TJX from supplier misclassification of supplier's employees.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder proposal to adopt a paid sick leave policy for all Associates.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	405		0	02-Jun-2023	02-Jun-2023
DEVON ENERGY CORPORATION
Security		25179M103			Meeting Type			Annual
Ticker Symbol		DVN			Meeting Date			07-Jun-2023
ISIN		US25179M1036			Agenda			935835352 - Management
Record Date		10-Apr-2023			Holding Recon Date			10-Apr-2023
City /	Country	/ United States			Vote Deadline			06-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Barbara M. Baumann		For	For		For	For
	2	John E. Bethancourt		For	For		For	For
	3	Ann G. Fox		For	For		For	For
	4	Gennifer F. Kelly		For	For		For	For
	5	Kelt Kindick		For	For		For	For
	6	John Krenicki Jr.		For	For		For	For
	7	Karl F. Kurz		For	For		For	For
	8	Michael N. Mears		For	For		For	For
	9	Robert A. Mosbacher, Jr		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	10	Richard E. Muncrief		For	For		For	For
	11	Valerie M. Williams		For	For		For	For
2.	Ratify the selection of the Company's Independent Auditors for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Executive Compensation.		Management	For	For		For	For
4.	Advisory Vote on the Frequency of an Advisory Vote on Executive Compensation.		Management	1 Year	1 Year		For	For
5.	Approve an Amendment to the Company's Bylaws to Designate the Exclusive Forum for the Adjudication of Certain Legal Matters.		Management	For	For		For	For
6.	Approve Amendments to the Certificate of Incorporation to Adopt Limitations on the Liability of Officers Similar to Those That Already Exist for Directors.		Management	For	For		For	For
7.	Stockholder Proposal to Reform the Near Impossible Special Shareholder Meeting Requirements.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	528		0	02-Jun-2023	02-Jun-2023
COMCAST CORPORATION
Security		20030N101			Meeting Type			Annual
Ticker Symbol		CMCSA			Meeting Date			07-Jun-2023
ISIN		US20030N1019			Agenda			935845492 - Management
Record Date		03-Apr-2023			Holding Recon Date			03-Apr-2023
City /	Country	/ United States			Vote Deadline			06-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Kenneth J. Bacon		For	For		For	For
	2	Thomas J. Baltimore Jr.		For	For		For	For
	3	Madeline S. Bell		For	For		For	For
	4	Edward D. Breen		Withheld	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	5	Gerald L. Hassell		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	6	Jeffrey A. Honickman		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Maritza G. Montiel		For	For		For	For
	8	Asuka Nakahara		For	For		For	For
	9	David C. Novak		Withheld	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	10	Brian L. Roberts		Withheld	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	Ratification of the appointment of our independent auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval of Comcast Corporation 2023 Omnibus Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of Amended and Restated Comcast Corporation 2002 Employee Stock Purchase Plan.		Management	For	For		For	For
5.	Advisory vote on executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

6.	Advisory vote on the frequency of the vote on executive compensation.		Management	1 Year	1 Year		For	For
7.	To perform independent racial equity audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	To report on climate risk in default retirement plan options.		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

9.	To set different greenhouse gas emissions reduction targets.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	To report on political contributions and company values alignment.		Shareholder	Against	Against		For	For
11.	To report on business in China.		Shareholder	For	Against		Against	For

Comments: Investors favor policies and practices that protect and enhance the value of their investments.
There is increasing recognition that company risks related to human rights violations, such as litigation, reputational damage, and production disruptions, can adversely affect shareholder value. To manage such risks effectively, companies must assess the risks posed by human rights practices in their operations and supply chain, as well as by the use of their products. As such, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	44		0	05-Jun-2023	05-Jun-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	4,780		0	05-Jun-2023	05-Jun-2023
BATH & BODY WORKS, INC.
Security		070830104			Meeting Type			Annual
Ticker Symbol		BBWI			Meeting Date			08-Jun-2023
ISIN		US0708301041			Agenda			935843474 - Management
Record Date		10-Apr-2023			Holding Recon Date			10-Apr-2023
City /	Country	/ United States			Vote Deadline			07-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Patricia S. Bellinger		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Alessandro Bogliolo		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Gina R. Boswell		Management	For	For		For	For
1d.	Election of Director: Lucy O. Brady		Management	For	For		For	For
1e.	Election of Director: Francis A. Hondal		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Thomas J. Kuhn		Management	For	For		For	For
1g.	Election of Director: Danielle M. Lee		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Michael G. Morris		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Sarah E. Nash		Management	For	For		For	For
1j.	Election of Director: Juan Rajlin		Management	For	For		For	For
1k.	Election of Director: Stephen D. Steinour		Management	For	For		For	For
1l.	Election of Director: J.K. Symancyk		Management	For	For		For	For
1m.	Election of Director: Steven E. Voskuil		Management	For	For		For	For
2.	Ratification of the appointment of our independent registered public accountants.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote on the frequency of future advisory votes on named executive officer compensation.		Management	1 Year	1 Year		For	For
5.	Stockholder proposal regarding an independent board chairman, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	748		0	05-Jun-2023	05-Jun-2023
SALESFORCE, INC.
Security		79466L302			Meeting Type			Annual
Ticker Symbol		CRM			Meeting Date			08-Jun-2023
ISIN		US79466L3024			Agenda			935846127 - Management
Record Date		14-Apr-2023			Holding Recon Date			14-Apr-2023
City /	Country	/ United States			Vote Deadline			07-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Marc Benioff		Management	Against	For		Against	For

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1b.	Election of Director: Laura Alber		Management	For	For		For	For
1c.	Election of Director: Craig Conway		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19           Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: Arnold Donald		Management	For	For		For	For
1e.	Election of Director: Parker Harris		Management	For	For		For	For
1f.	Election of Director: Neelie Kroes		Management	Against	For		Against	For

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: Sachin Mehra		Management	For	For		For	For
1h.	Election of Director: Mason Morfit		Management	For	For		For	For
1i.	Election of Director: Oscar Munoz		Management	For	For		For	For
1j.	Election of Director: John V. Roos		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19           Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director: Robin Washington		Management	For	For		For	For
1l.	Election of Director: Maynard Webb		Management	For	For		For	For
1m.	Election of Director: Susan Wojcicki		Management	For	For		For	For
2.	Amendment and restatement of our 2013 Equity Incentive Plan to increase the number of shares reserved for issuance.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2024.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	An advisory vote to approve the fiscal 2023 compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	An advisory vote on the frequency of holding future advisory votes to approve executive compensation.		Management	1 Year	1 Year		For	For
6.	A stockholder proposal requesting a policy to require the Chair of the Board be an independent member of the Board and not a former CEO of the Company, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	A stockholder proposal requesting a policy to forbid all Company directors from sitting on any other boards, if properly presented at the meeting.		Shareholder	Against	Against		For	For

Comments: We believe that adoption of this proposal will put the Company at a competitive disadvantage in hiring the best talents suitable to serve as directors. Moreover, we believe that companies benefit from the public company experience the directors possess, and therefore, forbidding and not limiting Company directors from simultaneously sitting on the boards of directors of other companies is not in the best interests of the Company and its shareholders. We recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	841		0	07-Jun-2023	07-Jun-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	200		0	07-Jun-2023	07-Jun-2023
COSTAR GROUP, INC.
Security		22160N109			Meeting Type			Annual
Ticker Symbol		CSGP			Meeting Date			08-Jun-2023
ISIN		US22160N1090			Agenda			935848234 - Management
Record Date		11-Apr-2023			Holding Recon Date			11-Apr-2023
City /	Country	/ United States			Vote Deadline			07-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Michael R. Klein		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Andrew C. Florance		Management	For	For		For	For
1c.	Election of Director: Michael J. Glosserman		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: John W. Hill		Management	For	For		For	For
1e.	Election of Director: Laura Cox Kaplan		Management	For	For		For	For
1f.	Election of Director: Robert W. Musslewhite		Management	For	For		For	For
1g.	Election of Director: Christopher J. Nassetta		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Louise S. Sams		Management	For	For		For	For
2.	Proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Proposal to approve, on an advisory basis, the Company's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote on the frequency of future advisory votes to approve executive compensation.		Management	1 Year	1 Year		For	For
5.	Stockholder proposal regarding greenhouse gas emissions targets, if properly presented.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,332		0	06-Jun-2023	06-Jun-2023
DIGITAL REALTY TRUST, INC.
Security		253868103			Meeting Type			Annual
Ticker Symbol		DLR			Meeting Date			08-Jun-2023
ISIN		US2538681030			Agenda			935849743 - Management
Record Date		06-Apr-2023			Holding Recon Date			06-Apr-2023
City /	Country	/ United States			Vote Deadline			07-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Alexis Black Bjorlin		Management	For	For		For	For
1b.	Election of Director: VeraLinn Jamieson		Management	For	For		For	For
1c.	Election of Director: Kevin J. Kennedy		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: William G. LaPerch		Management	Against	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: Jean F.H.P. Mandeville		Management	For	For		For	For
1f.	Election of Director: Afshin Mohebbi		Management	For	For		For	For
1g.	Election of Director: Mark R. Patterson		Management	Against	For		Against	For

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Mary Hogan Preusse		Management	Against	For		Against	For

Comments: F3             Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines, the Chairman, being responsible for the leadership of the
Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.
F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1i.	Election of Director: Andrew P. Power		Management	For	For		For	For
2.	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on a non-binding, advisory basis, the compensation of the Company's named executive officers, as more fully described in the accompanying Proxy Statement (Say-on-Pay).		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To approve, on a non-binding, advisory basis, the frequency of holding future advisory votes on the compensation of our named executive officers (every one, two or three years).		Management	1 Year	1 Year		For	For
5.	A stockholder proposal regarding reporting on concealment clauses.		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

6.	A stockholder proposal regarding inclusion in the workplace.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	551		0	07-Jun-2023	07-Jun-2023
REGENERON PHARMACEUTICALS, INC.
Security		75886F107			Meeting Type			Annual
Ticker Symbol		REGN			Meeting Date			09-Jun-2023
ISIN		US75886F1075			Agenda			935835338 - Management
Record Date		11-Apr-2023			Holding Recon Date			11-Apr-2023
City /	Country	/ United States			Vote Deadline			08-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Joseph L. Goldstein, M.D.		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.	Election of Director: Christine A. Poon		Management	For	For		For	For
1c.	Election of Director: Craig B. Thompson, M.D.		Management	For	For		For	For
1d.	Election of Director: Huda Y. Zoghbi, M.D.		Management	For	For		For	For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Proposal to approve, on an advisory basis, executive compensation.		Management	For	For		For	For
4.	Proposal to approve, on an advisory basis, the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
5.	Non-binding shareholder proposal, if properly presented, requesting report on a process by which access to medicine is considered in matters related to protecting intellectual property.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	100		0	07-Jun-2023	07-Jun-2023
ROPER TECHNOLOGIES, INC.
Security		776696106			Meeting Type			Annual
Ticker Symbol		ROP			Meeting Date			13-Jun-2023
ISIN		US7766961061			Agenda			935847989 - Management
Record Date		19-Apr-2023			Holding Recon Date			19-Apr-2023
City /	Country	/ United States			Vote Deadline			12-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director for a one-year term: Shellye L. Archambeau		Management	For	For		For	For
1.2	Election of Director for a one-year term: Amy Woods Brinkley		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.3	Election of Director for a one-year term: Irene M. Esteves		Management	For	For		For	For
1.4	Election of Director for a one-year term: L. Neil Hunn		Management	For	For		For	For
1.5	Election of Director for a one-year term: Robert D. Johnson		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.6	Election of Director for a one-year term: Thomas P. Joyce, Jr.		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.7	Election of Director for a one-year term: Laura G. Thatcher		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.8	Election of Director for a one-year term: Richard F. Wallman		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.9	Election of Director for a one-year term: Christopher Wright		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory vote to approve the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To select, on an advisory basis, the frequency of the shareholder vote on the compensation of our named executive officers.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Approve an amendment to and restatement of our Restated Certificate of Incorporation to permit the exculpation of officers.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	75		0	08-Jun-2023	08-Jun-2023
ETSY, INC.
Security		29786A106			Meeting Type			Annual
Ticker Symbol		ETSY			Meeting Date			14-Jun-2023
ISIN		US29786A1060			Agenda			935847282 - Management
Record Date		17-Apr-2023			Holding Recon Date			17-Apr-2023
City /	Country	/ United States			Vote Deadline			13-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Class II Director to serve until our 2026 Annual Meeting: M. Michele Burns		Management	For	For		For	For
1b.	Election of Class II Director to serve until our 2026 Annual Meeting: Josh Silverman		Management	For	For		For	For
1c.	Election of Class II Director to serve until our 2026 Annual Meeting: Fred Wilson		Management	Withheld	For		Against	For

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	Advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote to approve the frequency of future advisory votes to approve named executive officer compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Stockholder Proposal - Advisory vote requesting a report on the effectiveness of our efforts to prevent harassment and discrimination, if properly presented.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders. As such, in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	335		0	11-Jun-2023	11-Jun-2023
CATERPILLAR INC.
Security		149123101			Meeting Type			Annual
Ticker Symbol		CAT			Meeting Date			14-Jun-2023
ISIN		US1491231015			Agenda			935854794 - Management
Record Date		17-Apr-2023			Holding Recon Date			17-Apr-2023
City /	Country	/ United States			Vote Deadline			13-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Kelly A. Ayotte		Management	For	For		For	For
1b.	Election of Director: David L. Calhoun		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: Daniel M. Dickinson		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: James C. Fish, Jr.		Management	For	For		For	For
1e.	Election of Director: Gerald Johnson		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	Election of Director: David W. MacLennan		Management	For	For		For	For
1g.	Election of Director: Judith F. Marks		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.	Election of Director: Debra L. Reed-Klages		Management	For	For		For	For
1i.	Election of Director: Susan C. Schwab		Management	For	For		For	For
1j.	Election of Director: D. James Umpleby III		Management	Against	For		Against	For

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1k.	Election of Director: Rayford Wilkins, Jr.		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of our Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Executive Compensation.		Management	For	For		For	For
4.	Advisory Vote on the Frequency of Executive Compensation Votes.		Management	1 Year	1 Year		For	For
5.	Approval of Caterpillar Inc. 2023 Long-Term Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	Shareholder Proposal - Report on Corporate Climate Lobbying in Line with Paris Agreement.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. As such, in accordance with Egan-Jones
Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Shareholder Proposal - Lobbying Disclosure.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Shareholder Proposal - Report on Activities in Conflict-Affected Areas.		Shareholder	For	Against		Against	For

Comments: Investors favor policies and practices that protect and enhance the value of their investments.
There is increasing recognition that company risks related to human rights violations, such as litigation, reputational damage, and production disruptions, can adversely affect shareholder value. To manage such risks effectively, companies must assess the risks posed by human rights practices in their operations and supply chain, as well as by the use of their products. As such, we recommend a vote FOR this Proposal.

9.	Shareholder Proposal - Civil Rights, Non- Discrimination and Returns to Merit Audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	825		0	12-Jun-2023	12-Jun-2023
GENERAC HOLDINGS INC.
Security		368736104			Meeting Type			Annual
Ticker Symbol		GNRC			Meeting Date			15-Jun-2023
ISIN		US3687361044			Agenda			935846418 - Management
Record Date		17-Apr-2023			Holding Recon Date			17-Apr-2023
City /	Country	/ United States			Vote Deadline			14-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Class II Director: Marcia J. Avedon		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.2	Election of Class II Director: Bennett J. Morgan		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.3	Election of Class II Director: Dominick P. Zarcone		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Proposal to ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the year ended December 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote on the non-binding "say-on- pay" resolution to approve the compensation of our executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory vote on the non-binding resolution regarding the frequency of our advisory votes on executive compensation.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	513		0	13-Jun-2023	13-Jun-2023
T-MOBILE US, INC.
Security		872590104			Meeting Type			Annual
Ticker Symbol		TMUS			Meeting Date			16-Jun-2023
ISIN		US8725901040			Agenda			935842206 - Management
Record Date		17-Apr-2023			Holding Recon Date			17-Apr-2023
City /	Country	/ United States			Vote Deadline			15-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	André Almeida		For	For		For	For
	2	Marcelo Claure		Withheld	For		Against	For

Comments: F27         Inside director - Employee of the Beneficial Owner of 50% of the Company stock -
Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines companies should establish complete key Board committees namely Audit, Compensation and Nominating committees comprised solely of Independent outside directors for sound corporate governance practice.

	3	Srikant M. Datar		For	For		For	For
	4	Srinivasan Gopalan		For	For		For	For
	5	Timotheus Höttges		Withheld	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	6	Christian P. Illek		Withheld	For		Against	For

Comments: F27         Inside director - Employee of the Beneficial Owner of 50% of the Company stock -
Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines companies should establish complete key Board committees namely Audit, Compensation and Nominating committees comprised solely of Independent outside directors for sound corporate governance practice.

	7	Raphael Kübler		Withheld	For		Against	For

Comments: F27         Inside director - Employee of the Beneficial Owner of 50% of the Company stock -
Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines companies should establish complete key Board committees namely Audit, Compensation and Nominating committees comprised solely of Independent outside directors for sound corporate governance practice.

	8	Thorsten Langheim		For	For		For	For
	9	Dominique Leroy		Withheld	For		Against	For

Comments: F27         Inside director - Employee of the Beneficial Owner of 50% of the Company stock -
Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines companies should establish complete key Board committees namely Audit, Compensation and Nominating committees comprised solely of Independent outside directors for sound corporate governance practice.

	10	Letitia A. Long		For	For		For	For
	11	G. Michael Sievert		For	For		For	For
	12	Teresa A. Taylor		For	For		For	For
	13	Kelvin R. Westbrook		For	For		For	For
2.	Ratification of the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm for Fiscal Year 2023.		Management	For	For		For	For
3.	Advisory Vote to Approve the Compensation Provided to the Company's Named Executive Officers for 2022.		Management	For	For		For	For
4.	Advisory Vote on the Frequency of Future Advisory Votes to Approve the Compensation Provided to the Company's Named Executive Officers.		Management	1 Year	3 Years		Against	For

Comments: It is our opinion that an annual say-on-pay vote is the accepted standard for companies today and a requirement for good corporate governance. Furthermore, we believe that triennial advisory vote on executive compensation will hinder shareholders from providing the Company with direct input on their respective compensation philosophy, policies and practices as disclosed in the proxy statement. We do not concur with the current board's recommendation of a triennial ratification (non-binding vote) on this issue.
We recommend a vote AGAINST the option of triennial (every three years) as the frequency with which shareholders will be provided an advisory vote on executive compensation.

5.	Approval of T-Mobile US, Inc. 2023 Incentive Award Plan.		Management	For	For		For	For
6.	Approval of T-Mobile US, Inc. Amended and Restated 2014 Employee Stock Purchase Plan.		Management	For	For		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	403		0	14-Jun-2023	14-Jun-2023
AON PLC
Security		G0403H108			Meeting Type			Annual
Ticker Symbol		AON			Meeting Date			16-Jun-2023
ISIN		IE00BLP1HW54			Agenda			935852726 - Management
Record Date		14-Apr-2023			Holding Recon Date			14-Apr-2023
City /	Country	/ United States			Vote Deadline			15-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Lester B. Knight		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Gregory C. Case		Management	For	For		For	For
1c.	Election of Director: Jin-Yong Cai		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: Jeffrey C. Campbell		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: Fulvio Conti		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Cheryl A. Francis		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: Adriana Karaboutis		Management	For	For		For	For
1h.	Election of Director: Richard C. Notebaert		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1i.	Election of Director: Gloria Santona		Management	For	For		For	For
1j.	Election of Director: Sarah E. Smith		Management	For	For		For	For
1k.	Election of Director: Byron O. Spruell		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1l.	Election of Director: Carolyn Y. Woo		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Advisory vote to approve the compensation of the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory vote on the frequency of holding an advisory vote on executive compensation.		Management	1 Year	1 Year		For	For
4.	Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Re-appoint Ernst & Young Chartered Accountants as the Company's statutory auditor under Irish Law		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

6.	Authorize the Board or the Audit Committee of the Board to determine the remuneration of Ernst & Young Ireland, in its capacity as the Company's statutory auditor under Irish law.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

7.	Approve the Aon plc 2011 Incentive Plan, as amended and restated.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	510		0	13-Jun-2023	13-Jun-2023
ACTIVISION BLIZZARD, INC.
Security		00507V109			Meeting Type			Annual
Ticker Symbol		ATVI			Meeting Date			21-Jun-2023
ISIN		US00507V1098			Agenda			935851762 - Management
Record Date		25-Apr-2023			Holding Recon Date			25-Apr-2023
City /	Country	/ United States			Vote Deadline			20-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Reveta Bowers		Management	For	For		For	For
1b.	Election of Director: Kerry Carr		Management	For	For		For	For
1c.	Election of Director: Robert Corti		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: Brian Kelly		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	Election of Director: Robert Kotick		Management	For	For		For	For
1f.	Election of Director: Barry Meyer		Management	For	For		For	For
1g.	Election of Director: Robert Morgado		Management	For	For		For	For
1h.	Election of Director: Peter Nolan		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Dawn Ostroff		Management	For	For		For	For
2.	Advisory vote to approve our executive compensation.		Management	For	For		For	For
3.	Advisory vote on frequency of future advisory votes to approve our executive compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder proposal regarding shareholder ratification of termination pay.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal regarding adoption of a freedom of association and collective bargaining policy.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan- Guidelines, we recommend a vote FOR this Proposal.

7.	Withdrawn by proponent		Shareholder	For	Against		Against	For

Comments: Investors favor policies and practices that protect and enhance the value of their investments.
There is increasing recognition that company risks related to discrimination and human rights violations, such as litigation, reputational damage, and production disruptions, can adversely affect shareholder value.
To manage such risks effectively, companies must assess the risks posed by human rights practices in their operations and supply chain, as well as by the use of their products. As such, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,115		0	19-Jun-2023	19-Jun-2023
AUTODESK, INC.
Security		052769106			Meeting Type			Annual
Ticker Symbol		ADSK			Meeting Date			21-Jun-2023
ISIN		US0527691069			Agenda			935863351 - Management
Record Date		24-Apr-2023			Holding Recon Date			24-Apr-2023
City /	Country	/ United States			Vote Deadline			20-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Andrew Anagnost		Management	For	For		For	For
1b.	Election of Director: Karen Blasing		Management	For	For		For	For
1c.	Election of Director: Reid French		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Dr. Ayanna Howard		Management	For	For		For	For
1e.	Election of Director: Blake Irving		Management	For	For		For	For
1f.	Election of Director: Mary T. McDowell		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Stephen Milligan		Management	For	For		For	For
1h.	Election of Director: Lorrie M. Norrington		Management	For	For		For	For
1i.	Election of Director: Betsy Rafael		Management	For	For		For	For
1j.	Election of Director: Rami Rahim		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Stacy J. Smith		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F22        Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	Ratify the appointment of Ernst & Young LLP as Autodesk, Inc.'s independent registered public accounting firm for the fiscal year ending January 31, 2024.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approve, on an advisory (non-binding) basis, the compensation of Autodesk, Inc.'s named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approve, on an advisory (non-binding) basis, the frequency with which stockholders are provided an advisory (non- binding) vote on the compensation of Autodesk, Inc.'s named executive officers.		Management	1 Year	1 Year		For	For

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	355		0	15-Jun-2023	15-Jun-2023
NVIDIA CORPORATION
Security		67066G104			Meeting Type			Annual
Ticker Symbol		NVDA			Meeting Date			22-Jun-2023
ISIN		US67066G1040			Agenda			935863224 - Management
Record Date		24-Apr-2023			Holding Recon Date			24-Apr-2023
City /	Country	/ United States			Vote Deadline			21-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Robert K. Burgess		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Tench Coxe		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: John O. Dabiri		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Persis S. Drell		Management	For	For		For	For
1e.	Election of Director: Jen-Hsun Huang		Management	For	For		For	For
1f.	Election of Director: Dawn Hudson		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Harvey C. Jones		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Michael G. McCaffery		Management	For	For		For	For
1i.	Election of Director: Stephen C. Neal		Management	For	For		For	For
1j.	Election of Director: Mark L. Perry		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director: A. Brooke Seawell		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1l.	Election of Director: Aarti Shah		Management	For	For		For	For
1m.	Election of Director: Mark A. Stevens		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory approval of our executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory approval of the frequency of holding an advisory vote on our executive compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2024.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	73		0	19-Jun-2023	19-Jun-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	2,280		0	19-Jun-2023	19-Jun-2023
THE KROGER CO.
Security		501044101			Meeting Type			Annual
Ticker Symbol		KR			Meeting Date			22-Jun-2023
ISIN		US5010441013			Agenda			935864579 - Management
Record Date		24-Apr-2023			Holding Recon Date			24-Apr-2023
City /	Country	/ United States			Vote Deadline			21-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Nora A. Aufreiter		Management	For	For		For	For
1b.	Election of Director: Kevin M. Brown		Management	For	For		For	For
1c.	Election of Director: Elaine L. Chao		Management	For	For		For	For
1d.	Election of Director: Anne Gates		Management	For	For		For	For
1e.	Election of Director: Karen M. Hoguet		Management	For	For		For	For
1f.	Election of Director: W. Rodney McMullen		Management	Against	For		Against	For

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1g.	Election of Director: Clyde R. Moore		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Ronald L. Sargent		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: J. Amanda Sourry Knox		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Mark S. Sutton		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Ashok Vemuri		Management	For	For		For	For
2.	Approval, on an advisory basis, of Kroger's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory Vote on Frequency of Future Votes on Executive Compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of PricewaterhouseCoopers LLP, as auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Report on Public Health Costs from Sale of Tobacco Products.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

6.	Listing of Charitable Contributions of $10,000 or More.		Shareholder	Against	Against		For	For

Comments: We believe that approval of the requested report is unnecessary and overly burdensome on the
Company and would significantly increase administrative costs and divert Company resources from the more relevant and meaningful corporate social responsibility priorities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Report on Recyclability of Packaging.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

8.	Report on Racial and Gender Pay Gaps.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Report on EEO Policy Risks.		Shareholder	For	Against		Against	For

Comments: We believe that public disclosure on discrimination in compensation and employment opportunities for women and minorities is an effective incentive to develop and maintain effective programs to break the glass ceiling barriers. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	1,853		0	20-Jun-2023	20-Jun-2023
CARMAX, INC.
Security		143130102			Meeting Type			Annual
Ticker Symbol		KMX			Meeting Date			27-Jun-2023
ISIN		US1431301027			Agenda			935847535 - Management
Record Date		21-Apr-2023			Holding Recon Date			21-Apr-2023
City /	Country	/ United States			Vote Deadline			26-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: Peter J. Bensen		Management	For	For		For	For
1b.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: Ronald E. Blaylock		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1c.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: Sona Chawla		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: Thomas J. Folliard		Management	For	For		For	For
1e.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: Shira Goodman		Management	For	For		For	For
1f.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: David W. McCreight		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: William D. Nash		Management	For	For		For	For
1h.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: Mark F. O'Neil		Management	For	For		For	For
1i.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: Pietro Satriano		Management	For	For		For	For
1j.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: Marcella Shinder		Management	For	For		For	For
1k.	Election of Director for a one year term expiring at the 2024 Annual Shareholders Meeting: Mitchell D. Steenrod		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To ratify the appointment of KPMG LLP as independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, in an advisory (non-binding) vote, the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To determine, in an advisory (non-binding) vote, whether a shareholder vote to approve the compensation of our named executive officers should occur every one, two, or three years.		Management	1 Year	1 Year		For	For
5.	To approve the Carmax, Inc. 2002 Stock Incentive Plan, as amended and restated.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	460		0	21-Jun-2023	21-Jun-2023
MASTERCARD INCORPORATED
Security		57636Q104			Meeting Type			Annual
Ticker Symbol		MA			Meeting Date			27-Jun-2023
ISIN		US57636Q1040			Agenda			935858437 - Management
Record Date		28-Apr-2023			Holding Recon Date			28-Apr-2023
City /	Country	/ United States			Vote Deadline			26-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	ELECTION OF DIRECTOR: Merit E. Janow		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	ELECTION OF DIRECTOR: Candido Bracher		Management	For	For		For	For
1c.	ELECTION OF DIRECTOR: Richard K. Davis		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	ELECTION OF DIRECTOR: Julius Genachowski		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	ELECTION OF DIRECTOR: Choon Phong Goh		Management	For	For		For	For
1f.	ELECTION OF DIRECTOR: Oki Matsumoto		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	ELECTION OF DIRECTOR: Michael Miebach		Management	For	For		For	For
1h.	ELECTION OF DIRECTOR: Youngme Moon		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	ELECTION OF DIRECTOR: Rima Qureshi		Management	For	For		For	For
1j.	ELECTION OF DIRECTOR: Gabrielle Sulzberger		Management	For	For		For	For
1k.	ELECTION OF DIRECTOR: Harit Talwar		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.	ELECTION OF DIRECTOR: Lance Uggla		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory approval of Mastercard's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory approval of the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	Approval of Mastercard Incorporated Employee Stock Purchase Plan.		Management	For	For		For	For
5.	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

6.	Consideration of a stockholder proposal requesting a report on ensuring respect for civil liberties.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

7.	Consideration of a stockholder proposal requesting a report on Mastercard's stance on new Merchant Category Code.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

8.	Consideration of a stockholder proposal requesting lobbying disclosure.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.	Consideration of a stockholder proposal requesting stockholders approve advance notice bylaw amendments.		Shareholder	For	Against		Against	For
Comments: We believe that approval of this proposal will ensure shareholders can vote on any proposal that would impose inequitable restrictions. As such, we recommend a vote FOR this Proposal.
10.	Consideration of a stockholder proposal requesting a report on the cost-benefit analysis of diversity and inclusion efforts.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number		Account Name	Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867		ZIEGLER FAMCO HEDGED EQUITY FUND	ZFHE		U.S. BANK	2		0	26-Jun-2023	26-Jun-2023
19-9867MS		SC ZIEGLER FAMCO FUND AND MS	ZFHE		U.S. BANK	800		0	26-Jun-2023	26-Jun-2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Advised Portfolios

By (Signature and Title)*  /s/ Russell B. Simon
Russell B. Simon
Principal Executive Officer

Date:    8/28/2023